As filed with the Securities and Exchange Commission on 6 November 1995

                                                       Registration No. 33-54774
                                                                        811-7166

    ------------------------------------------------------------------------

                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-4

          Registration Statement Under the Securities Act of 1933  /X/

                        Pre-Effective Amendment No.                / /
                                                    -----
                        Post-Effective Amendment No.  8            /X/
                                                    -----

          Registration Statement Under the Investment
          Company Act of 1940

                              Amendment No. 9                      /X/
                                           ---

     ----------------------------------------------------------------------
                  General American Separate Account Twenty-Nine
                           (Exact Name of Registrant)

                     General American Life Insurance Company
                               (Name of Depositor)

                                700 Market Street
                            St. Louis, Missouri 63101

               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (314) 231-1700

                       Matthew P. McCauley, Esquire
                       General American Life Insurance Company
                       700 Market Street
                       St. Louis, Missouri 63101
                       (Name and address of Agent for Service)

                       Copy to:
                       Stephen E. Roth, Esquire
                       Sutherland, Asbill, and Brennan
                       1275 Pennsylvania Ave., N.W.
                       Washington, DC 20004-2404

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number or amount of securities has been registered under the Securities Act of 1933. The Registrant filed the 24f-2 Notice for the fiscal year ended
31 December 1994 on 20 February 1995.

                                                                6 November 1995

Securities and Exchange Commission
450 Fifth Avenue N.W.
Washington, D.C. 20549


                        Re: General American Separate Account Twenty-Nine File Numbers 33-54772 and 811-7164
                             Amendment No. 9


Dear Sir or Madam:

This letter will accompany the electronically-transmitted copy of the captioned document and will also be sent on paper with one manually signed original of Amendment No. 9 to the Registration Statement of General American Separate Account Twenty-Nine (Form N-4). We shall also enclose with the paper copy one blacklined copy of this amendment to show changes from the Separate Account's previous filing and assist in your review.

Amendment No. 9 is being filed pursuant to paragraph (a) of Rule 485 issued under the Securities Act of 1933. The changes relate to the death benefit, the surrender charge, and some additional contract features.

If there are any questions, please feel free to call me at (314) 444-0647. Originally we hoped to file in time to have this prospectus go effective automatically on 1 January, but because we have missed the deadline for such an effective date we expect to send a formal "acceleration request" to you shortly.


                                   Very truly yours,

                                   /s/ Matthew P. McCauley
                                   -----------------------
                                   Matthew P. McCauley


MPMcC:vq.sa28amd4

cc:     Stephen E. Roth, Sutherland, Asbill & Brennan (w/1 blacklined,
        1 unmarked)
        Christopher J. Swift, KPMG Peat Marwick LLP (w/original, 1 blacklined, 1 unmarked)
        Gordon E. Bess

It is proposed that this filing will become effective:

_____  immediately upon filing pursuant to paragraph (b), of Rule 485 on
       ___________ 1995 pursuant to paragraph (b) of Rule 485

__X__  60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____  on _________, pursuant to paragraph (a)(1) of Rule 485

_____  75 days after filing pursuant to paragraph (a)(2) of Rule 485

_____  ________ on _______ pursuant to paragraph (a)(2) of Rule 485.

                              Cross Reference Sheet
                              Pursuant to Rule 481
               Showing Location in Part A (Prospectus) and Part B
         (Statement of Additional Information) of Registration Statement
                       of Information Required by Form N-4

                                     PART A

Item of Form N-4                                     Prospectus Caption
----------------                                     ------------------
 1.     Cover Page ................................ Cover Page
 2.     Definitions ............................... Definitions
 3.     Synopsis .................................. Questions and Answers
                                                     About the Contract

 4.     Condensed Financial
        Information ............................... Financial Statements

 5.     General Description of
        (a)    Depositor .......................... General American
        (b)    Registrant ......................... The Separate Accounts
        (c)    Portfolio Company .................. G.T. Global Variable
                                                     Investment Trust and
                                                     G.T. Global Variable
                                                     Investment Series

        (d)    Fund Prospectus..................... G.T. Global Variable
                                                     Investment Trust and
                                                     G.T. Global Variable
                                                     Investment Series

        (e)    Voting Rights....................... Voting Rights
        (f)    Administrators...................... N/A

 6.     Deductions and Expenses

        (a)    General ............................ Charges and Deductions
        (b)    Sales Load % ....................... Surrender Charge
        (c)    Special Purchase Plan .............. N/A
        (d)    Commissions ........................ Principal Underwriter
        (e)    Expenses - Registrant .............. Administrative Charges;
                                                     Mortality and Expense
                                                     Assurance Charge

        (f)    Fund Expenses ...................... Advisory Fees and Other
                                                     Expenses of the Funds and
                                                     Trusts

        (g)    Organizational Expenses ............ N/A

7.     Contracts

        (a)    Persons with Rights ................ Summary; The Contracts;
                                                     Distributions Under
                                                     the Contracts; Voting
                                                     Rights

        (b)      (i)  Allocation of
                      Purchase Payments ........... Allocation of Net
                                                     Purchase Payments

                (ii)  Transfers ................... Transfer Privilege
               (iii)  Exchanges ................... N/A

        (c)    Changes ...........................  Additions, Deletions
                                                     or Substitutions
                                                     of Investments

 8.     Annuity Period ............................ Annuity Provisions; Annuity
                                                     Date; Annuity Options

 9.     Death Benefit ............................. Death Benefits
l0.     Purchases and Contract Value
        (a)Purchases .............................. Contract Application and
                                                     Purchase Payments
        (b)Valuation .............................. Value of Accumulation Units
        (c)Daily Calculation ...................... Value of Accumulation Units
        (d)Underwriter ............................ Principal Underwriter

11.     Redemptions
        (a) - By Owners ........................... Surrender Charge; Cash
                                                     Withdrawals; Systematic
                                                     Withdrawal Plan
            - By Annuitant ........................ Annuity Options
        (b) Texas Optional Retirement Program ..... N/A
        (c) Check Delay............................ Deferment of Payment
        (d) Lapse ................................. Account Continuation
        (e) Free Look ............................. Can the Contract be
                                                     Canceled After It is
                                                     Delivered?; Right
                                                     to Examine
12.     Taxes ..................................... Federal Tax Matters
13.     Legal Proceedings ......................... Part B:  Legal Proceedings
14.     Table of Contents for the
          Statement of Additional
          Information ............................. Statement of Additional
                                                       Information

PART B

Item of Form N-4                                     Part B Caption
----------------
15.     Cover Page ................................ Cover Page
16.     Table of Contents ......................... Table of Contents
17.     General Information and History ........... Part A: General American
                                                     Life Insurance Company
                                                     and The Separate Accounts

18.     Services
        (a) Fees and Expenses of Registrant ....... N/A
        (b) Management Contracts .................. N/A
        (c) Custodian ............................. N/A
              Independent Public Accountant ....... Financial Statements
        (d) Assets of Registrant .................. Safekeeping of Account
                                                    Assets
        (e) Affiliated Persons .................... N/A
        (f) Principal Underwriter ................. Distribution of the
                                                     Contracts

19.     Purchase of Securities Being Offered ...... Distribution of the
                                                     Contracts

20.     Underwriters .............................. Distribution of the
                                                     Contracts

21.     Money Market Yield ........................ Money Market Yield
22.     Annuity Payments .......................... Computation of
                                                     Variable Annuity
                                                     Income Payments

23.     Financial Statements ...................... Financial Statements

                           PART C - OTHER INFORMATION

Item of Form N-4
----------------
24.     Financial Statements and Exhibits.......... Financial Statements
                                                     and Exhibits
          (a)  Financial Statements................ (a) Financial
                                                        Statements
          (b)  Exhibits............................ (b) Exhibits
25.     Directors and Officers of the Depositor ... Directors and Officers
                                                     of the Depositor

26.     Persons Controlled by or Under Common
        Control with the Depositor or Registrant .. Persons Controlled
                                                     By or In Common
                                                     Control with the
                                                     Depositor or Registrant

27.     Number of Contract owners.................. Number of Contract
                                                     Owners
28.     Indemnification............................ Indemnification
29.     Principal Underwriters..................... Principal
                                                     Underwriters

30.     Location of Accounts and Records........... Location of Accounts
                                                     and Records
31.     Management Services........................ Management Services
32.     Undertakings............................... Undertakings
        Signature Pages............................ Signatures

--------------------------------------------------------------------------------
                       ----------------------------------

                       GENERAL AMERICAN SEPARATE ACCOUNTS
                           TWENTY-EIGHT & TWENTY-NINE

                                   PROSPECTUS
                                    FOR THE
                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                   OFFERED BY
                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                          (A MISSOURI MUTUAL COMPANY)
                               700 MARKET STREET
                           ST. LOUIS, MISSOURI 63101
                                 1-800-237-6580

--------------------------------------------------------------------------------

THIS PROSPECTUS DESCRIBES INDIVIDUAL VARIABLE ANNUITY CONTRACTS OFFERED BY GENERAL AMERICAN LIFE INSURANCE COMPANY ("GENERAL AMERICAN"). THESE CONTRACTS, COLLECTIVELY REFERRED TO AS THE "CONTRACT" OR THE "CONTRACTS" IN THIS PROSPECTUS, ARE DESIGNED TO AID INDIVIDUALS IN LONG-TERM FINANCIAL PLANNING AND PROVIDE FOR THE ACCUMULATION OF CAPITAL ON A TAX-DEFERRED BASIS FOR RETIREMENT OR OTHER LONG-TERM PURPOSES. THE CONTRACTS MAY BE PURCHASED WITH A SINGLE MINIMUM INITIAL PURCHASE PAYMENT OF $2,000.

PRIOR TO THE ANNUITY DATE, THE CONTRACT OWNER MAY DIRECT THAT PURCHASE PAYMENTS ACCUMULATE ON A COMPLETELY VARIABLE BASIS, A COMPLETELY FIXED BASIS, OR A COMBINATION VARIABLE AND FIXED BASIS. THE CONTRACT OWNER HAS SIGNIFICANT FLEXIBILITY IN DETERMINING THE FREQUENCY AND AMOUNT OF EACH PURCHASE PAYMENT. THE CONTRACT OWNER MAY ELECT TO RECEIVE ANNUITY PAYMENTS ON A VARIABLE BASIS, FIXED BASIS, OR A COMBINATION OF BOTH. THE CONTRACT OWNER ALSO HAS SIGNIFICANT FLEXIBILITY IN DETERMINING THE ANNUITY DATE ON WHICH ANNUITY PAYMENTS ARE SCHEDULED TO COMMENCE. FULL SURRENDERS OR PARTIAL WITHDRAWALS MAY BE MADE AT ANY TIME PRIOR TO THE ANNUITY DATE, ALTHOUGH IN MANY CIRCUMSTANCES THEY MAY BE SUBJECT TO A SURRENDER CHARGE AND A FEDERAL PENALTY TAX. ANY AMOUNT SURRENDERED OR WITHDRAWN WILL BE PAID IN A LUMP SUM, OR UPON ANNUITIZATION, THE CONTRACT WILL BE PAID OUT UNDER ONE OF THE AVAILABLE ANNUITY OPTIONS. THE CONTRACTS PROVIDE THE FLEXIBILITY NECESSARY TO PERMIT A CONTRACT OWNER TO DEVISE AN ANNUITY THAT BEST FITS HIS OR HER NEEDS.

PURCHASE PAYMENTS MAY BE ALLOCATED ALL OR IN PART TO GENERAL AMERICAN SEPARATE ACCOUNTS TWENTY-EIGHT AND TWENTY-NINE. ASSETS OF THE SEPARATE ACCOUNTS ARE INVESTED IN DIVISIONS WHICH INVEST IN FUNDS OF G.T. GLOBAL VARIABLE INVESTMENT FUNDS. A LIST OF THE FUNDS CAN BE FOUND IN THE ACCOMPANYING PROSPECTUS FOR THE G.T. GLOBAL VARIABLE INVESTMENT FUNDS. IN MOST STATES, THE CONTRACT OWNER MAY ALSO ALLOCATE ALL OR PART OF THE PURCHASE PAYMENTS TO THE FIXED ACCOUNT OF GENERAL AMERICAN WHICH PROVIDES A GUARANTEED RATE OF RETURN FOR A SPECIFIED PERIOD.


THIS PROSPECTUS SETS FORTH THE INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. A STATEMENT OF ADDITIONAL INFORMATION ABOUT THE CONTRACTS AND THE DIVISIONS IS AVAILABLE FREE IF YOU WRITE GENERAL AMERICAN AT THE ADDRESS ABOVE OR BY CALLING (800) 237-6580. THE STATEMENT OF ADDITIONAL INFORMATION, WHICH HAS THE SAME DATE AS THIS PROSPECTUS, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND AS AMENDED OR SUPPLEMENTED FROM TIME TO TIME, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION CAN BE FOUND ON PAGE 37 OF THIS PROSPECTUS.


--------------------------------------------------------------------------------

      THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE
                     G.T. GLOBAL VARIABLE INVESTMENT FUNDS
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
   THE CONTRARY IS A CRIMINAL OFFENSE.

   PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.


                THE DATE OF THIS PROSPECTUS IS JANUARY   , 1996.


            THE CONTRACT IS AVAILABLE IN ALL STATES EXCEPT NEW YORK. CERTAIN INVESTMENT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN
   WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN,
     OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE
       ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER
         THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN
           OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS
             MUST NOT BE RELIED UPON.

--------------------------------------------------------------------------------
                             ---------------------

                                Prospectus Page 1

--------------------------------------------------------------------------------
                       ----------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                               PAGE
DEFINITIONS.................................................................................     4
SUMMARY OF CONTRACT FEES AND EXPENSES.......................................................     5
HISTORICAL CHARTS OF UNITS AND UNIT VALUES..................................................     9
QUESTIONS AND ANSWERS ABOUT THE CONTRACT....................................................    10
GENERAL AMERICAN LIFE INSURANCE COMPANY AND THE SEPARATE ACCOUNTS...........................    12
    General American........................................................................    12
    The Separate Accounts...................................................................    12
G.T. GLOBAL VARIABLE INVESTMENT FUNDS.......................................................    13
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS........................................    13
THE CONTRACTS...............................................................................    14
    Right to Examine........................................................................    14
    Contract Application and Purchase Payments..............................................    15
    Place, Amount and Frequency.............................................................    15
    Account Continuation....................................................................    16
    Allocation of Net Purchase Payments.....................................................    16
VARIABLE ACCOUNT............................................................................    16
    Accumulation Units......................................................................    16
    Value of Accumulation Units.............................................................    16
    Net Investment Factor...................................................................    17
GUARANTEED INTEREST OPTIONS.................................................................    17
    Guarantee Periods.......................................................................    17
    Guaranteed Interest Rates...............................................................    18
TRANSFER PRIVILEGE..........................................................................    18
DOLLAR COST AVERAGING.......................................................................    19
PERSONAL PORTFOLIO REBALANCING..............................................................    19
INTEREST SWEEP..............................................................................    20
CONTRACT OWNER INQUIRIES....................................................................    20
CHARGES AND DEDUCTIONS......................................................................    20
    Administrative Charges..................................................................    20
         Annual Contract Fee................................................................    20
         Transfer Fee.......................................................................    21
         Special Handling Fees..............................................................    21
    Surrender Charge........................................................................    21
    Mortality and Expense Assurance Charge..................................................    22
    Premium Tax.............................................................................    23
    Other Taxes.............................................................................    23
    Fees and Expenses of the Funds..........................................................    23
YIELDS AND TOTAL RETURNS....................................................................    24
DISTRIBUTIONS UNDER THE CONTRACT............................................................    25
    Cash Withdrawals........................................................................    25
    Systematic Withdrawal Plan..............................................................    26
    Interest Change Adjustment..............................................................    26
    Annuity Provisions......................................................................    27
    Annuity Date............................................................................    27


--------------------------------------------------------------------------------
                             ---------------------

                                Prospectus Page 2

--------------------------------------------------------------------------------
                       ----------------------------------




                                                                                               PAGE
    Annuity Options.........................................................................    27
         Election of Annuity Options........................................................    27
         The Options Available..............................................................    27
         Calculation of Payments............................................................    28
         Value of Variable Annuity Payments.................................................    28
    Deferment of Payment....................................................................    28
    The Beneficiary.........................................................................    29
    Death Benefits..........................................................................    29
         Death of a Contract Owner who is the Annuitant.....................................    29
         Death of a Contract Owner who is not the Annuitant.................................    29
         Death of the Annuitant who is not a Contract Owner.................................    29
         Other Provisions...................................................................    29
    Amount of Death Benefit.................................................................    30
    Assignments and Changes of Ownership....................................................    30
FEDERAL TAX MATTERS.........................................................................    31
    Introduction............................................................................    31
    Taxation of General American............................................................    31
    Tax Status of the Contracts.............................................................    31
         Diversification....................................................................    31
         Investor Control...................................................................    32
         Required Distributions.............................................................    32
    Taxation of Annuities...................................................................    32
         In General.........................................................................    32
         Withdrawals and Surrenders.........................................................    33
         Annuity Payments...................................................................    33
         Penalty Tax........................................................................    33
         Transfers, Assignments or Exchanges of the Contract................................    33
         Multiple Contracts.................................................................    34
         Withholding........................................................................    34
         Other Tax Consequences.............................................................    34
         Qualified Contracts................................................................    34
    Individual Retirement Annuities and Accounts............................................    34
    Code Section 403(b) Plans...............................................................    35
    Deferred Compensation Plans.............................................................    35
VOTING RIGHTS...............................................................................    35
PRINCIPAL UNDERWRITER.......................................................................    36
FINANCIAL STATEMENTS........................................................................    36
STATEMENT OF ADDITIONAL INFORMATION.........................................................    37
APPENDIX A -- Surrender Charge Calculations.................................................    38
APPENDIX B -- Interest Change Adjustment Calculations.......................................    39


--------------------------------------------------------------------------------
                             ---------------------

                                Prospectus Page 3

--------------------------------------------------------------------------------
                       ----------------------------------

                                  DEFINITIONS
--------------------------------------------------------------------------------

Accumulated Value -- The value under the Contract prior to the Annuity Date of all Net Purchase Payments, plus all interest credits or all gains and losses, less any past charges deducted or amounts previously withdrawn.

Accumulation Unit -- An accounting unit of measure used to determine the value of a Division prior to the Annuity Date.

Annuitant -- The individual upon whose life Annuity Payments are based and who may receive payments from the Contract under an Annuity Option.

Annuity Date -- The date on which Annuity Payments begin.

Annuity Option -- One of several ways in which Annuity Payments may be made.

Annuity Payment -- One of a series of payments made under an Annuity Option.

Annuity Service Office -- The service office of the Company is General American, G.T. Global Department, P.O. Box 66821, St. Louis, Missouri 63166-6821.

Annuity Unit -- An accounting unit of measure used to calculate variable Annuity Payments.

Beneficiary -- The person or legal entity that may receive any benefits due under the Contract in the event of the Annuitant's or Contract Owner's death.

Business Day -- A day on which both General American and the New York Stock Exchange ("NYSE") are open for business. The following days are not business days for General American: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Friday after Thanksgiving, and Christmas Day.

Code -- The Internal Revenue Code of 1986, as amended.

Contract -- The document for each Contract Owner which evidences the coverage of the Contract Owner. The Contract, its riders, endorsements, and amendments, if any, and the Contract Application, a copy of which is attached to and made a part hereof, are the entire Contract.

Contract Application -- The document signed by the Contract Owner that evidences the Contract Owner's application for the Contract.

Contract Owner ("you", "your") -- The person, persons or entity entitled to exercise all rights and privileges or ownership as stated in the Contract and in whose name the Contract is issued.

Contract Owner's Account -- An account established for each Contract Owner.

Contract Year -- A continuous twelve month period commencing on the Date of Issue and each anniversary, thereof.

Date of Issue -- The date the Initial Purchase Payment is invested in the Contract.

Division -- A Division of Separate Account Twenty-Eight or Twenty-Nine. Each Division invests solely in its corresponding G.T. Global Variable Investment Fund and takes the name of the Fund in which it invests.

Expiration Date -- The expiration date of the Guarantee Period of the Fixed Account. This date will be the day before the date that a Net Purchase Payment or transfer occurred, plus the number of calendar years in the Guarantee Period.

Fixed Account -- An account that consists of all of our assets other than those in the Separate Accounts or any other of our segregated investment accounts. The Fixed Account may not be available in all jurisdictions.

Fund (or Funds) -- The separate investment portfolios of G.T. Global Variable Investment Funds.

General American ("Company","we","us","our") -- General American Life Insurance Company, a Missouri mutual insurance company.

G.T. Global Variable Investment Funds -- Refers to a portfolio of either G.T. Global Variable Investment Series or G.T. Global Variable Investment Trust or the two together.

Guaranteed Interest Options -- One of several investment options in which General American

--------------------------------------------------------------------------------
                             ---------------------

                                Prospectus Page 4

--------------------------------------------------------------------------------
                       ----------------------------------

guarantees the repayment of the principal amount and payment of a fixed rate of interest, less charges, for a specified Guarantee Period. Amounts allocated by Contract Owners to a Guaranteed Interest Option will be invested in General American's Fixed Account.

Guarantee Period -- A period of time during which a specified rate of return is promised by the Company under a Guaranteed Interest Option.

Initial Purchase Payment -- The first payment which the Contract Owner makes.

Net Purchase Payment -- A Purchase Payment, less any applicable deduction for premium or other tax.

Nonqualified Contracts -- Contracts that do not receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Code. Earnings on these Contracts currently receive special Federal income tax treatment.

Payee -- The Contract Owner, Annuitant, Beneficiary, or any other person, estate or legal entity to whom benefits are to be paid.

Purchase Payment -- Any payment or sum received by the Company from the Contract Owner.

Qualified Contracts -- Contracts purchased in connection with a retirement plan that receives favorable tax treatment under Sections 401, 403, 408, or 457 of the Code.

Right to Examine Period -- The period during which the Contract can be cancelled and treated as void from the Date of Issue.

Separate Account -- A segregated investment account created by General American. The Separate Accounts for this Contract are numbers Twenty-Eight and Twenty-Nine. Each is registered with the Securities and Exchange Commission as a unit investment trust and meets the definition of a "separate account" under the Federal securities laws.

Valuation Period -- A period commencing at the close of business each Business Day and ending at the close of business of the following Business Day.

Written Notice (or Written Request) -- A notice or request in writing signed by the Contract Owner and received by our Annuity Service Office. Such a request must be in a format and have content acceptable to General American.

--------------------------------------------------------------------------------
                     SUMMARY OF CONTRACT FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES:

Sales load imposed on Purchase: ........................................... None

Surrender Charge (contingent deferred sales charge):

Ten percent (10%) of the Accumulated Value may be withdrawn without penalty each year, subject to a cumulative ceiling of 30% of the Accumulated Value. After a Net Purchase Payment has been held by the Company for six complete years it may be withdrawn free of any surrender charge. For Net Purchase Payments held by the Company for less than six complete years, surrender charges are as follows (expressed as a percentage of Net Purchase Payments withdrawn):


YEARS SINCE RECEIPT
          OF             SURRENDER CHARGE
NET PURCHASE PAYMENT        PERCENTAGE
--------------------     ----------------
          0                      6%
          1                      5%
          2                      4%
          3                      3%
          4                      2%
          5                      1%
          6                      0%

--------------------------------------------------------------------------------
                             ---------------------

                                Prospectus Page 5

--------------------------------------------------------------------------------
                       ----------------------------------

Transfer fee:           $25 for transfers in
                        excess of twelve per
                        Contract Year.
Annual Contract Fee:    The lesser of $30.00 or
                        2% of Accumulated Value
                        if the Accumulated Value
                        is less than $20,000. If
                        the Accumulated Value is
                        $20,000 or greater, or if
                        all assets are invested
                        in the Fixed Account, the
                        contract fee is waived.

SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risk charge        1.25%
Administrative expense charge             .15%
Other fees and expenses                   .00%
                                        ------
Total Separate Account annual expenses   1.40%
                                        ------
                                        ------

COMBINED ANNUAL EXPENSES OF FUNDS UNDERLYING EACH DIVISION:
(expressed as a percentage of net assets)

               INVESTMENT
               MANAGEMENT
                  AND         OTHER        TOTAL
                ADMINI-     EXPENSES     EXPENSES
                STRATION   AFTER REIM-  AFTER REIM-
 G.T. GLOBAL:     FEES     BURSEMENT*   BURSEMENT*
 -----------   ----------  ----------   ----------
Variable New
 Pacific Fund+    1.00%       0.25%        1.25%
Variable
 Europe Fund      1.00%       0.25%        1.25%
Variable Latin
 America Fund     1.00%       0.25%        1.25%
Variable
 America Fund     0.75%       0.25%        1.00%
Variable
 Inter-
 national
 Fund**           1.00%       0.25%        1.25%
Variable
 Infra-
 structure
 Fund**           1.00%       0.25%        1.25%
Variable Natu-
 ral Resources
 Fund**           1.00%       0.25%        1.25%
Variable
 Emerging
 Markets
 Fund**           1.00%       0.25%        1.25%
Variable Tele-
 communica-
 tions Fund       1.00%       0.25%        1.25%
Variable
 Growth &
 Income Fund      1.00%       0.25%        1.25%
Variable Stra-
 tegic Income
 Fund             0.75%       0.25%        1.00%
Variable
 Global Gov-
 ernment
 Income Fund      0.75%       0.25%        1.00%
Variable U.S.
 Government
 Income Fund      0.75%       0.25%        1.00%
Money Market
 Fund             0.50%       0.25%        0.75%

+ Formerly, G.T. Global: Variable Pacific Fund.

* Figures in the "Other Expenses After Reimbursement" and "Total Expenses After Reimbursement" columns are restated from the amounts you would have incurred in 1994 to reflect the fees and reimbursement or waiver arrangements for 1995. Actual expenses for certain Funds in 1994 were limited to Investment Management and Administrative Fees as follows: Variable U.S. Government Income Fund, 0.38%, Variable Emerging Markets Fund, 0.00%, and Variable International Fund, 0.69%. Other Expenses were not assessed for Variable U.S. Government Income Fund, Variable Emerging Markets Fund, or Variable International Fund, and were reduced to 0.23% of net assets for Variable America Fund, during 1994. If there had been no reimbursement of expenses during 1994, the actual expenses of each Fund, expressed as a percentage of net assets, with Investment Management and Administration Fees stated first, then Other Expenses, followed by Total Expenses, would have been as follows: Variable New Pacific Fund, 1.00%, 0.60%, 1.60%; Variable Europe Fund, 1.00%, 0.67%, 1.67%; Variable Latin America Fund, 1.00%, 0.58%, 1.58%; Variable America Fund, 0.75%, 1.30%, 2.05%; Variable
International Fund, 1.00%, 2.22%, 3.22%; Variable Telecommunications Fund, 1.00%, 0.49%, 1.49%; Variable Emerging Markets Fund, 1.00%, 1.10%, 2.10%;
Variable Growth & Income Fund, 1.00%, 0.49%, 1.49%; Variable Global Government Income Fund, 0.75%, 0.93%, 1.68%; Variable Strategic Income Fund, 0.75%, 0.40%, 1.15%; Variable U.S. Government Income Fund, 0.75%, 3.88%, 4.63%; Money Market Fund, 0.50%, 0.70%, 1.20%.

**Figures in the "Other Expenses After Reimbursement" and "Total Expenses After Reimbursement" columns for Variable International Fund, Variable Infrastructure Fund, Variable Natural Resources Fund, and Variable Emerging Markets Fund are based on estimated amounts for the first year of each such Fund's operations.

EXAMPLES

If you surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses per Division on a

--------------------------------------------------------------------------------
                             ---------------------

                                Prospectus Page 6

--------------------------------------------------------------------------------
                       ----------------------------------

$1,000 investment, assuming 5% annual return and reimbursement of expenses, as described below:

                          1       3       5      10
      G.T. GLOBAL:       YEAR   YEARS   YEARS   YEARS
       -----------       ----   -----   -----   -----
Variable New Pacific
 Division+               $87    $ 124   $ 162   $ 302
Variable Europe Division  87      124     162     302
Variable Latin America
 Division                 87      124     162     302
Variable America Division  85     116     150     278
Variable International
 Division                 87      124     162     302
Variable Infrastructure
 Division                 87      124     162     302
Variable Natural
 Resources Division       87      124     162     302
Variable Emerging
 Markets Division         87      124     162     302
Variable Telecommunica-
 tions Division           87      124     162     302
Variable Growth & Income
 Division                 87      124     162     302
Variable Strategic Income
 Division                 85      116     150     278
Variable Global Govern-
 ment Income Division     85      116     150     278
Variable U.S. Government
 Income Division          85      116     150     278
Money Market Division     82      109     137     252

+ Formerly, G.T. Global: Variable Pacific Division.

If you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses per Division on the same investment:

                           1       3       5      10
       G.T. GLOBAL:       YEAR   YEARS   YEARS   YEARS
       -----------        ----   -----   -----   -----
Variable New Pacific
 Division                 $27     $84    $ 142   $ 302
Variable Europe Division   27      84      142     302
Variable Latin America
 Division                  27      84      142     302
Variable America Division  24      76      130     278
Variable International
 Division                  27      84      142     302
Variable Infrastructure
 Division                  27      84      142     302
Variable Natural Resources
 Division                  27      84      142     302
Variable Emerging Markets
 Division                  27      84      142     302
Variable Telecommunica-
 tions Division            27      84      142     302
Variable Growth & Income
 Division                  27      84      142     302
Variable Strategic Income
 Division                 $24     $76    $ 130   $ 278
Variable Global Govern-
 ment Income Division      24      76      130     278
Variable U.S. Government
 Income Division           24      76      130     278
Money Market Division      22      69      117     252

If you annuitize at the end of the applicable time period, you would pay the following aggregate expenses per Division.

                          1       3       5      10
      G.T. GLOBAL:       YEAR   YEARS   YEARS   YEARS
       -----------       ----   -----   -----   -----
Variable New Pacific
 Division                $87    $ 124   $ 142   $ 302
Variable Europe Division  87      124     142     302
Variable Latin America
 Division                 87      124     142     302
Variable America Division  84     116     130     278
Variable International
 Division                 87      124     142     302
Variable Infrastructure
 Division                 87      124     142     302
Variable Natural
 Resources Division       87      124     142     302
Variable Emerging Markets
 Division                 87      124     142     302
Variable Telecommunica-
 tions Division           87      124     142     302
Variable Growth & Income
 Division                 87      124     142     302
Variable Strategic Income
 Division                 84      116     130     278
Variable Global Govern-
 ment Income Division     84      116     130     278
Variable U.S. Government
 Income Division          84      116     130     278
Money Market Division     82      109     117     252

For the purposes of calculating the values in the above examples, the effect of the $30 annual contract fee is reflected, assuming that 51% of the Contracts issued have account values of at least $20,000 and that the average account value for all Contracts is based on an actual average contract value of $35,300 from inception through December 31, 1994. Assumptions were used because there was a large increase in policies in 1994, which were in effect for less than twelve months.

The purpose of the table above is to help you understand the costs and expenses that a variable annuity Contract Owner will bear directly or indirectly. Note that the expense amounts in the examples are aggregate amounts for the Divisions and the Funds for the number of years indicated. For a more complete description of the G.T. Global Variable Investment Funds' fees and expenses, see the Funds' prospectus. Because the

--------------------------------------------------------------------------------
                             ---------------------

                                Prospectus Page 7

--------------------------------------------------------------------------------
                       ----------------------------------

International Fund, Emerging Markets Fund, Infrastructure Fund, and Natural Resources Fund have been in operation for less than one year, expenses shown above under "Other Expenses After Reimbursement" and "Total Expenses After Reimbursement", for such Funds, are based on estimated expenses for the first year of each such Fund's operations and reflect reimbursement by G.T. Capital Management, Inc. ("G.T. Capital"), the Funds' investment manager and administrator, of certain expenses incurred by each Fund. For all other G.T. Global Variable Investment Funds, the expenses shown under "Other Expenses After Reimbursement" and "Total Expenses After Reimbursement" reflect reimbursement by G.T. Capital of certain expenses incurred by such Fund. From time to time, G.T. Capital in its sole discretion may waive receipt of its fees and voluntarily assume certain Fund expenses. G.T. Capital currently has undertaken to assume the expenses (other than taxes, brokerage fees, interest, and extraordinary expenses) incurred by each Fund, to the extent such expenses exceed the Investment Management and Administration fees, as set forth above, by more than 0.25%. THE EXAMPLES ABOVE ARE NOT A REPRESENTATION OF ACTUAL, PAST OR FUTURE EXPENSES, AND THE FUNDS' ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. Neither the table nor the examples reflect any premium tax that may be applicable to a contract; such taxes currently range from 0% to 3.5%. For a complete description of Contract costs and expenses, see the section titled "Charges and Deductions," in this Prospectus.

--------------------------------------------------------------------------------
                             ---------------------

                                Prospectus Page 8

--------------------------------------------------------------------------------
                       ----------------------------------

--------------------------------------------------------------------------------

                           HISTORICAL CHARTS OF UNITS
                                AND UNIT VALUES
--------------------------------------------------------------------------------

The initial value of an accumulation unit in Separate Account Twenty-Eight and Separate Account Twenty-Nine was set as $12.00. The charts below show accumulation unit values and the numbers of units outstanding from inception of each Division through December 31, 1994. There can be no assurance that the future investment performance of these Separate Account Divisions will be comparable to past performance.

                    CHART 1 -- SEPARATE ACCOUNT TWENTY-EIGHT

                           ACCUMULATION
                            UNIT VALUE           TOTAL UNITS
                        -------------------      OUTSTANDING
                       BEGINNING OF   END OF    END OF PERIOD
                YEAR     PERIOD*      PERIOD   (IN THOUSANDS)
                ----    ----------    ------   --------------
Money Market
  Division      1994      $12.15      $12.40        1,572
                1993      $12.00      $12.15          303
Variable
  Strategic
  Income
  Division      1994      $15.11      $12.36        1,886
                1993      $12.00      $15.11        1,187
Variable Global
  Government
  Income
  Division      1994      $12.95      $11.66          825
                1993      $12.00      $12.95          464
Variable U.S.
  Government
  Income
  Division      1994      $12.61      $11.65          205
                1993      $12.00      $12.61           69

                    CHART 2 -- SEPARATE ACCOUNT TWENTY-NINE

                                     TOTAL
                                     UNITS
                                    ACCUMU-
                                     LATION
                     ACCUMULATION     UNIT
                      UNIT VALUE     VALUE
                     -----------    --------    OUTSTANDING
                     BEGINNING OF    END OF    END OF PERIOD
              YEAR     PERIOD*       PERIOD    (IN THOUSANDS)
              ----   -----------    --------    ------------
Variable
  New Pacific
  Division+   1994      $15.87       $13.70         1,410
              1993      $12.00       $15.87           492
Variable
  Europe
  Division    1994      $15.14       $14.84         1,007
              1993      $12.00       $15.14           349
Variable
  America
  Division    1994      $13.59       $15.93           953
              1993      $12.00       $13.59           117
Variable
  Growth &
  Income
  Division    1994      $13.96       $13.37         1,908
              1993      $12.00       $13.96           827
Variable
  Latin
  America
  Division    1994      $17.46       $18.79         1,412
              1993      $12.00       $17.46           463
Variable
  Telecommunications
  Division    1994      $13.03       $13.77         2,612
              1993      $12.00       $13.03           605
Variable
  Interna-
  tional
  Division    1994      $12.00       $11.22           172
Variable
  Emerging
  Markets
  Division    1994      $12.00       $11.93           574

+ Formerly, Variable Pacific Division.
* At inception on February 10, 1993, except for the Variable Telecommunications Division, which commenced operations on October 18, 1993, the Variable International Division, which commenced operations on July 12, 1994, and the Variable Emerging Markets Division, which commenced operations on July 6, 1994.

No historical data are available for the Variable Infrastructure Division and the Variable Natural Resources Divisions, which became available on January 31, 1995.

--------------------------------------------------------------------------------
                             ---------------------

                                Prospectus Page 9

--------------------------------------------------------------------------------
                       ----------------------------------

--------------------------------------------------------------------------------

                          QUESTIONS AND ANSWERS ABOUT
                                  THE CONTRACT
--------------------------------------------------------------------------------

The following section contains brief questions and answers about the Contract. Reference should be made to the body of this Prospectus for more detailed information. With respect to the Contract, it should be noted that the requirements of a Qualified Contract, an endorsement to the Contract, or limitations or penalties imposed by the Code may impose limits or restrictions on payments, surrenders, distributions, or benefits, or on other provisions of the Contracts, and these short questions do not describe any such limitations or restrictions. (See "Federal Tax Matters")

1. WHAT IS THE PURPOSE OF THE CONTRACT?

The Contract allows you to accumulate funds on a tax-deferred basis and to receive Annuity Payments when desired, based on the investment experience of the assets underlying the Contracts. The Contracts are designed for use in connection with nonqualified and qualified retirement plans.

A Contract may be purchased with proceeds from sources that do not qualify for special tax treatment. The source of the proceeds affects the way Annuity Payments are taxed, but not the operation of the Contracts. (See "Federal Tax Matters" )

You can allocate Purchase Payments to the Separate Accounts and the Fixed Account. The Division of the Separate Accounts will invest in the Funds of G.T. Global Variable Investment Funds in accordance with your instructions. Because Annuity Payments and Accumulated Values depend on the investment experience of the selected Divisions, you bear the entire investment risk under these Contracts for amounts allocated to the Divisions of the Separate Accounts. Purchase Payments may also be allocated, in whole or in part, to the Guaranteed Interest Options of the Fixed Account.

2. WHAT IS AN ANNUITY AND WHY MAY BENEFITS VARY?

An annuity provides for a series of Annuity Payments beginning on the Annuity Date. You may select from a number of Annuity Options, including Annuity Payments for the life of the Annuitant (or the Annuitant and another person, the "Joint Annuitant") with or without a guaranteed number of Annuity Payments, or for a designated period. Annuity Payments which are guaranteed throughout the payment period are referred to in this Prospectus as "Guaranteed Annuity Payments." Annuity Payments which vary in accordance with the investment experience of the Divisions selected by you are referred to in this Prospectus as "variable Annuity Payments."

3. WHAT TYPES OF INVESTMENTS UNDERLIE THE SEPARATE ACCOUNTS?

Currently, the Separate Accounts invest in shares of G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust (together, "G.T. Global Variable Investment Funds"). Both are management investment companies offering access to investments managed by G.T. Capital. A list of the Funds currently offered is given in the prospectus for the G.T. Global Variable Investment Funds, which must accompany this Prospectus.

4. HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract with a single minimum Initial Purchase Payment of $2,000. Subsequent Purchase Payments generally may be made at any time prior to the Annuity Date as long as the Annuitant is living. (See "Contract Application and Purchase Payments")

5. HOW DO I ALLOCATE NET PURCHASE PAYMENTS?

Net Purchase Payments may be allocated among one or more of the Divisions, and/or Guaranteed Interest Options in accordance with the allocation percentages selected by you in your Contract Application. The initial allocations must be in whole percents totaling 100% and involve amounts of at least $500 per Division or Guaranteed Interest Option. Allocations for additional Net Purchase Payments may be changed by sending Written Notice to us. (See "Allocation of Net Purchase Payments")

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 10

--------------------------------------------------------------------------------
                       ----------------------------------

Net Purchase Payments or portions of Net Purchase Payments allocated to the Guaranteed Interest Options will accrue interest at a rate of at least 3% compounded annually and may also be subject to an interest change adjustment. (See "Guaranteed Interest Options")

6. CAN I TRANSFER AMOUNTS AMONG THE DIVISIONS?

Transfers among the Divisions or to and from the Guaranteed Interest Options can be made subject to certain limitations. (See "Transfer Privilege")

7. CAN I GET TO MY MONEY IF I NEED IT?

All or part of the Accumulated Value of the Contract may be withdrawn before the earlier of the Annuitant's death or the Annuity Date. However, amounts withdrawn may be subject to a surrender charge depending on how long the withdrawn Net Purchase Payments have been invested in the Contract. In addition, withdrawals of Accumulated Value from the Fixed Account will, except within 30 days of the expiration of the Guarantee Period, be subject to an interest change adjustment and certain surrenders may be subject to a Federal penalty tax. (See "Distributions under the Contract", "Interest Change Adjustment", and "Federal Tax Matters")

8. WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACTS?

We deduct a daily charge equal to a percentage of the value of the net assets in the Divisions for the mortality and expense risks assumed by us and for the cost of administering these Contracts. The annual rate of this charge is 1.40% (1.25% for mortality and expense risk and .15% for administrative expenses). In addition, Contracts with Accumulated Values of less than $20,000 on the Contract Anniversary may be assessed an annual contract fee equal to the lesser of $30 or 2% of Accumulated Value in Contract Years ending prior to December 31, 1999. Thereafter, the contract fee may be adjusted annually, subject to limitations. (See "Administrative Charges")

In order to permit investment of the entire Net Purchase Payment, we currently do not deduct a sales load at the time of investment. However, a surrender charge is imposed on certain full or partial withdrawals from the Contracts to cover expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses. The surrender charge, calculated as a percentage of each Net Purchase Payment, will apply to Net Purchase Payments for six years from the date each such Net Purchase Payment is received. The surrender charge ranges from 6% during the first Contract Year after a Net Purchase Payment is received, to 1% during the sixth year after such a Net Purchase Payment is received. (See "Surrender Charge") Also, premium tax may be deducted, if applicable. Certain states impose a premium tax, currently ranging up to 3.5% (See "Premium Tax")

9. WHAT ANNUITY OPTIONS ARE AVAILABLE UNDER THE CONTRACTS?

You may receive Annuity Payments on a variable basis or a fixed basis or both. You also have flexibility in choosing the Annuity Date, subject to current laws.

Four Annuity Options are included in the Contract: (1) Life Annuity; (2) Life Annuity, with 60, 120, 180, or 240 Monthly Payments Guaranteed; (3) Joint and Survivor Income for Life; and (4) Income for a Fixed Period which may range from five to thirty years. (See "Annuity Options")

10. CAN THE CONTRACT BE CANCELLED AFTER IT IS DELIVERED?

The Contract contains a provision for a Right to Examine Period which permits you to cancel the Contract by returning it to us at our Annuity Service Office, or to the registered representative through whom it was purchased, within ten days of receipt of the Contract. (This period is normally ten days, but some states require a different time for the Right to Examine.) You will then receive from us the refund made on the Contract. The amount of the refund will depend upon the state in which the Contract is issued. Usually it will be an amount equal to the Accumulated Value in any Separate Account Division and any Purchase Payments allocated to the Fixed Account, without any deduction for premium tax, surrender charge, or administrative charges. Some states require that we return the Purchase Payments made on the Contract.

11. WHOM DO I CALL IF I HAVE QUESTIONS ABOUT MY CONTRACT?

Any questions about privileges or your Contract will be answered by our Annuity Service Office, General American, G.T. Global Department,

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 11

--------------------------------------------------------------------------------
                       ----------------------------------

P.O. Box 66821, St. Louis, Missouri, 63166-6821, (800) 237-6580. All inquiries should include the Contract number and the Contract Owner's name.

12. WHAT CAN I EXPECT TO RECEIVE FROM GENERAL AMERICAN?

Confirmations will be mailed to you for any financial transactions that take place, and quarterly statements will be sent showing the Accumulated Value in each Division, the Accumulated Value in the Guaranteed Interest Options, and any Purchase Payments, charges, transfers, partial withdrawals, or surrenders during the time period covered. In addition, we will send you financial reports of the Separate Accounts and for the G.T. Global Variable Investment Funds.

--------------------------------------------------------------------------------

       GENERAL AMERICAN LIFE INSURANCE COMPANY AND THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

GENERAL AMERICAN

General American Life Insurance Company is a mutual life insurance company. It was chartered in 1933 and since then has continuously engaged in the business of life insurance, annuities, and accident and health insurance. General American's National Headquarters (Home Office) is located at 700 Market Street, St. Louis, Missouri 63101. The telephone number is (314) 231-1700. It is licensed to do business in 49 states of the United States, the District of Columbia, Puerto Rico, and is registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.

General American conducts a conventional life insurance business. Assets derived from such business should be considered by purchasers of variable annuity contracts only as bearing upon the ability of General American to meet its obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Accounts.

THE SEPARATE ACCOUNTS

The Separate Accounts were established on May 28, 1992, pursuant to authorization by the Board of Directors of General American. Although they are an integral part of General American and not separate corporations, the Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve supervision of the management, investment practices, policies of the Separate Accounts, or of General American by the SEC.

Purchase Payments may be received by the Separate Accounts from individual variable annuity contracts that are Qualified Contracts entitled to favorable tax treatments under the Code and also from individual variable annuity contracts not entitled to any special tax benefits. Any such Purchase Payments are pooled together and invested separately from the General Account of General American (the general assets of the insurance company other than separate account assets). The persons participating in the variable portion of these Contracts look to the investment experience of the assets in the Separate Accounts.

Under Missouri law, the net assets of the Separate Accounts are held for the exclusive benefit of the owners of the Contracts and for the persons entitled to Annuity Payments which reflect the investment results of the Separate Accounts. That portion of the assets of each Separate Account equal to the reserves and other liabilities under the Contracts participating in it is not chargeable with liabilities arising out of any other business that General American may conduct. The income, gains, and losses, whether or not realized, from the assets of each Division of a Separate Account are credited to or charged against that Division without regard to any other income, gains, or losses.

Separate Account Twenty-Eight currently has four Divisions, each of which invests solely in a

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 12

--------------------------------------------------------------------------------
                       ----------------------------------

corresponding G.T. Global Variable Investment Fund. These are:
     G.T. Global: Variable Strategic
       Income Division
     G.T. Global: Variable Global Government
       Income Division
     G.T. Global: Variable U.S. Government
       Income Division
     G.T. Global: Money Market Division

Separate Account Twenty-Nine currently has ten Divisions, each of which invests solely in a corresponding G.T. Global Variable Investment Fund. These are:
     G.T. Global: Variable New Pacific Division
     G.T. Global: Variable Europe Division
     G.T. Global: Variable Latin America
       Division
     G.T. Global: Variable America Division
     G.T. Global: Variable International
       Division
     G.T. Global: Variable Infrastructure
       Division
     G.T. Global: Variable Natural Resources   Division
     G.T. Global: Variable Emerging Markets
       Division
     G.T. Global: Variable Telecommunications
       Division
     G.T. Global: Variable Growth & Income
       Division

--------------------------------------------------------------------------------

                     G.T. GLOBAL VARIABLE INVESTMENT FUNDS
--------------------------------------------------------------------------------

Each of the G.T. Global Variable Investment Funds (each, a "Fund", collectively, the "Funds") described above is a separate investment portfolio of either G.T. Global Variable Investment Series ("Series") or G.T. Global Variable Investment Trust ("Trust"). Each Fund has its own investment objectives, policies, and limitations and invests directly in a portfolio of securities or other investments. The Series and Trust are each organized as a Massachusetts business trust and each is registered under the 1940 Act as an open-end management investment company of the series type. Variable New Pacific Fund, Variable Europe Fund, Variable America Fund, Variable International Fund and Money Market Fund are part of the Series. Variable Latin America Fund, Variable Infrastructure Fund, Variable Natural Resources Fund, Variable Telecommunications Fund, Variable Emerging Markets Fund, Variable Growth & Income Fund, Variable Global Government Income Fund, Variable Strategic Income Fund, and Variable U.S. Government Income Fund are part of the Trust.

G.T. Capital is the investment manager and administrator of each Fund. Each Fund pays Investment Management and Administration Fees to G.T. Capital. (See "Fees and Expenses of the Funds")

Detailed information concerning the Funds, their investment objectives and policies, and the charges levied upon them can be found in the current prospectus for the G.T. Global Variable Investment Funds, which accompanies this Prospectus. General American assumes no responsibility for the Prospectus of the G.T. Global Variable Investment Funds. Each Prospectus should be read carefully before any decision is made concerning the allocation of Purchase Payments to a Division that corresponds to a particular Fund.

THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES, OR IF THEY ATTAIN THEM THAT THEY WILL BE ABLE TO DO SO OVER A SUSTAINED PERIOD OF TIME.

--------------------------------------------------------------------------------

                            ADDITIONS, DELETIONS OR
                          SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------

General American reserves the right, subject to applicable law and to the plans of Operations for the Separate Accounts, to make additions to, deletions from, or substitutions for the shares of a

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 13

--------------------------------------------------------------------------------
                       ----------------------------------

Fund that are held or purchased by the Separate Accounts for the Divisions. General American reserves the right to eliminate the shares of any of the Funds and to substitute shares of another Fund of G.T. Global Variable Investment Funds or of another registered open-end investment company, if the shares of a Fund are no longer available for investment, or if in its judgment further investment in any Fund becomes inappropriate in view of the purposes of the Separate Accounts. General American will not replace any shares attributable to a Contract Owner's interest in a Division of the Separate Accounts without at least thirty days Written Notice to the Contract Owner and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Accounts from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Contract Owners.

General American also reserves the right to establish additional Divisions of the Separate Accounts, each of which would invest in a new Fund of G.T. Global Variable Investment Funds, or in shares of another investment company, with a specified investment objective. New Divisions may be established when, in the sole discretion of General American, marketing needs or investment conditions warrant, and any new Division will be made available to existing Contract Owners on a basis to be determined by General American. To the extent approved by the SEC, General American may also eliminate or combine one or more Divisions, substitute one Division for another Division, or transfer assets between Divisions if, in its sole discretion, marketing, tax, or investment conditions warrant.

In the event of a substitution or change, General American may make such changes it considers necessary in the Contracts by appropriate endorsement. General American will notify all Contract Owners of any such changes.

If it is deemed by General American to be in the best interests of persons having voting rights under the Contracts, and to the extent any necessary SEC approvals or Contract Owner votes are obtained, the Separate Accounts may be:
(a) operated as management companies under the 1940 Act; (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with other separate accounts of General American. To the extent permitted by applicable law, General American may also transfer the assets of the Separate Account associated with the Contracts to another separate account.

--------------------------------------------------------------------------------

                                 THE CONTRACTS
--------------------------------------------------------------------------------

The Contract is available to individuals seeking annuity contracts entitled to favorable tax treatment under the Code as Qualified Contracts, and also to individuals seeking annuity contracts not entitled to any special tax benefits. The rights and benefits of the Contracts are described below and in the Contract; however, General American reserves the right to make any modification to conform the Contract to, or to give the Contract Owner the benefit of, any Federal or state statute or any rule or regulation of the United States Treasury Department.

RIGHT TO EXAMINE

The Contract Owner may cancel the Contract during the Right to Examine Period starting after the Contract Owner receives the Contract. This period is normally ten days, but some states require a different time for the Right to Examine. Upon receipt of a Written Request for cancellation by General American's Annuity Service Office or by the registered representative through whom it was purchased, the Contract will be cancelled and a refund will be made. The amount of the refund will depend on the state in which the Contract is issued; however, it will usually be an amount equal to the Accumulated Value in any Separate Account Division and any Purchase Payments allocated to the Fixed Account, without any deduction for premium tax, surrender charge, interest change adjustment, or administrative charges. As to Accumulated Value in a Division, the daily charge for mortality and expense risks and certain operating expenses of the corresponding Funds will not be returned. In some states applicable law requires that the amount of the Purchase Payment be returned.

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 14

--------------------------------------------------------------------------------
                       ----------------------------------

CONTRACT APPLICATION AND PURCHASE PAYMENTS

(a) Place, Amount and Frequency

Purchase Payments are to be paid to the Company at its Annuity Service Office or to a broker/dealer where such broker/dealer has made special arrangements with the Company for collection of Purchase Payments. All Purchase Payments received at the Annuity Service Office before the close of the NYSE (3:00 p.m. St. Louis
Time) on any Business Day will be considered received on that Business Day. Payment by electronic funds transfer from broker/dealers with whom an arrangement has been entered into will be considered received on the Business Day Written Notice of such payment is received by the Annuity Service Office, provided that such Written Notice is received before the close of the NYSE on that Business Day, and the funds transferred are actually received at the Annuity Service Office by 9:00 a.m. St. Louis time on the next Business Day.

The amount of Purchase Payments may vary; however, the Company will not accept an Initial Purchase Payment which is less than $2,000, and each additional Purchase Payment must be at least $100.


In lieu of the initial purchase payment of $2,000, a Contract Owner may elect to deposit his Initial Purchase Payment in monthly installments by means of a pre-authorized check ("PAC") process. The PAC process may also be used to deposit additional Purchase Payments to an established Contract. Under the PAC process, amounts will be deducted each month from the Contract Owner's bank account and applied as Purchase Payments under a Contract. Deductions may be made on the 5th or 20th of each month as selected by the Contract Owner. The minimum monthly PAC deduction must be at least $100. PAC deposits may be made to any Division or Guaranteed Period. A Written Request must be received by the Annuity Service Office from the Contract Owner authorizing General American to debit his or her bank account.



The Contract Owner may cancel PAC at any time by sending a Written Request to the Annuity Service Office at least five business days prior to the next scheduled withdrawal. General American is not responsible for any debits made to a bank account prior to the time the Written Request for termination is received at the Annuity Service Office.


In any Contract Year after the first, General American reserves the right not to accept Purchase Payments in excess of double the amount paid in the initial Contract Year. In the first Contract Year, Purchase Payments may be limited to the greater of double the total initial premium or $25,000. The Company will notify the Contract Owner in writing, at his or her address last known to us, at least sixty days prior to exercising these rights. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Contract Owner's Account to exceed $1,000,000. If the value of a Contract Owner's Account exceeds $1,000,000, no additional Purchase Payments will be accepted without the prior approval of the Company. In addition, the Date of Issue for the Contract can be no later than the first day of the first month following the Annuitant's 90th birthday.

A completed Contract Application and the Initial Purchase Payment are forwarded to the Company for acceptance. Upon acceptance, the Contract is issued to the Contract Owner and the Initial Purchase Payment is credited to the Contract Owner's Account. The Date of Issue will be the date the Initial Purchase Payment is invested. The Initial Purchase Payment must be invested within two Business Days of receipt by the Company of a Contract Application in good order. The Company may retain the Initial Purchase Payment for up to five Business Days while attempting to complete an incomplete Contract Application. If the Contract Application cannot be made complete within five Business Days, the prospective Contract Owner will be informed of the reasons for the delay. The Initial Purchase Payment will be returned immediately unless the prospective Contract Owner consents in writing to the Company's retaining the Initial Purchase Payment until the Contract Application is made in good order. Thereafter, the Initial Purchase Payment must be invested within two Business Days. Subsequent Net Purchase Payments are invested at the end of the Business Day during which they are received by the Company at the Annuity Service Office.

Purchase Payments may be made at any time prior to the Annuity Date, full surrender of the Contract, or death of the Annuitant or Contract Owner.

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                             ---------------------

                               Prospectus Page 15

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                       ----------------------------------

(b) Account Continuation

The Contract does not require continuing Purchase Payments and will continue in force until the earlier of the Annuity Date, surrender of the Contract, or death of the Annuitant or Contract Owner. Notwithstanding the foregoing, the Company may, after sixty days grace period following Written Notice to the Contract Owner, at its option, cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both (i) the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000, and (ii) the Accumulated Value at the end of such two year period is less than $2,000. Upon cancellation, the Company will pay the Contract Owner the Accumulated Value computed as of the Valuation Period during which the cancellation occurs less administrative charges, if applicable. Such cancellation could have adverse tax consequences. (See "Federal Tax Matters")

(c) Allocation of Net Purchase Payments

The Net Purchase Payment is that portion of a Purchase Payment which remains after deduction of any applicable premium or other tax. The initial Net Purchase Payment will be allocated among the Divisions of the Separate Accounts and Guarantee Periods of the Fixed Account in accordance with the allocation percentage specified in the particular Contract Application. The initial percentages specified in the Contract Application must be in whole percents totaling 100% and allocate amounts of at least $500 per Division or Guarantee Period.

The allocations for additional Net Purchase Payments among the Guarantee Periods and Divisions may be changed by the Contract Owner at any time by Written Request. Any allocation change will take effect with the first Purchase Payment received with or after receipt of a Written Request for change by the Company and will continue in effect until subsequently changed. If any portions of the Net Purchase Payments are received for allocation to a Guarantee Period or Division no longer offered by the Company, the Company will contact the Contract Owner to secure new allocations. Subsequent Net Purchase Payments should be at least $100. If the subsequent payment specifies allocation percentages different from the initial percentages specified in the Contract application, they must be in whole percents, and total 100%.

                                VARIABLE ACCOUNT

ACCUMULATION UNITS

The Company will establish an account in the Contract Owner's name for each Division to which the Contract Owner allocates Net Purchase Payments or transfer amounts. Net Purchase Payments and transfer amounts are allocated to Divisions and credited to such accounts in the form of Accumulation Units. The following discussion of Accumulation Units, the value of Accumulation Units and the net investment factor formula pertains only to the Divisions. The parallel discussion regarding accumulations in the Fixed Account appears elsewhere in this Prospectus. (See "Guaranteed Interest Options")

The number of Accumulation Units to be credited to each account is determined by dividing the Net Purchase Payment or transfer amount for the account by the value of an Accumulation Unit for that Division for the Valuation Period during which the Net Purchase Payment or transfer request is credited. The number of Accumulation Units in any account will be increased at the end of a Valuation Period by any Net Purchase Payments allocated to the corresponding Division during that Valuation Period and by any Accumulated Value transferred to that Division from another Division or from a Guarantee Period during that Valuation Period. The number of Accumulation Units in any account will be decreased at the end of a Valuation Period by any transfers of Accumulated Value out of the corresponding Division, by any partial withdrawals or surrenders from that Division, and by any administrative charges or surrender charge deducted from that Division during that Valuation Period.

VALUE OF ACCUMULATION UNITS

The value of Accumulation Units in each Division will vary from one Valuation Period to the next depending upon the investment results of that particular Division. The value of an Accumulation Unit for each Division was arbitrarily set at $12 for the first Valuation Period. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 16

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                       ----------------------------------

for the immediately preceding Valuation Period by the net investment factor for such Division for the Valuation Period for which the value is being determined.

NET INVESTMENT FACTOR

Each Business Day we will calculate each Division's net investment factor. A Division's net investment factor measures its investment performance during a Valuation Period. The net investment factor for each Division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result:
Where (a) is:
  (1) the net asset value per share of a Fund share held in the Division determined at the end of the current Valuation Period, plus (2) the per share amount of any dividend or capital gain distribution made by a Fund on shares held in the Division if the "ex-dividend" date occurs during the current Valuation Period.
Where (b) is:
  the net asset value per share of a Fund share held in the Division determined as of the end of the immediately preceding Valuation Period.
Where (c) is:
  a factor representing the charges deducted from the Division on a daily basis for mortality and expense risks and administrative expenses. Such factor is equal, on an annual basis, to 1.40% (1.25% for mortality and expense risk and 0.15% for administrative expenses).

The net investment factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease, or remain the same. The value of an Annuity Unit, described in the Statement of Additional Information, is also affected by the net investment factor.

                          GUARANTEED INTEREST OPTIONS

Net Purchase Payments applied to one of the Guaranteed Interest Options will be invested in the Fixed Account. Interests in the Fixed Account have not, and are not required to be, registered with the SEC under the 1933 Act, and neither the Fixed Account nor General American has been registered as an investment company under the 1940 Act. Therefore, the Fixed Account and interests therein are not generally subject to regulation under the 1933 Act or the 1940 Act. The following disclosure relating to the Fixed Account and related Guarantee Periods is for your information and has not been reviewed by the SEC. Nevertheless, such disclosure may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. The Fixed Account may not be available in all jurisdictions. You should ask your registered representative whether it is an option for you.

GUARANTEE PERIODS


The Company will establish an account for the Contract Owner for each Guarantee Period to which such Contract Owner allocates Net Purchase Payments or transfers. The Company has established Dollar Cost Averaging, Interest Sweep, and Personal Portfolio Rebalancing Guarantee Periods for the purpose of facilitating the Dollar Cost Averaging, Interest Sweep, and Personal Portfolio Rebalancing programs. The Contract Owners may select one or more Guarantee Period(s) from among those we make available. Each Guarantee Period will have a duration of at least one year. The period(s) selected will determine the guaranteed interest rate(s). A Net Purchase Payment, or the portion thereof, or the amount transferred in accordance with the transfer privilege, allocated to a particular Guarantee Period, less any amounts or charges subsequently withdrawn, will earn interest at the Guaranteed Interest Rate during the Guarantee Period. Initial Guarantee Periods begin on the date of allocation or transfer, and end on the Expiration Date. Subsequent Guarantee Periods begin on the first day following the Expiration Date.


Any portion of a Contract Owner's Accumulated Value allocated or transferred to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon) will be referred to herein as a "Guarantee Period Amount." Interest will be credited daily at a rate equivalent to the compound annual rate. We cannot predict or guarantee the level of future Guaranteed Interest Rates, except that we guarantee that future Guaranteed Interest Rates will not be below 3%, per year compounded annually. As a result of additional Net Purchase Payments, renewals, and transfers of portions of the Contract Owner's Accumulated Value described under "Transfer Privilege" which begin new Guarantee Periods, Guarantee Period Amounts allocated to Guarantee Periods of the

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                             ---------------------

                               Prospectus Page 17

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                       ----------------------------------

same duration may have different Expiration Dates. Thus, each Guarantee Period Amount will be treated separately for purposes of determining any interest change adjustment. (See "Interest Change Adjustment")

The Company will notify the Contract Owner in writing, at his or her last known address to us, at least 30 and no more than 75 days prior to the Expiration Date of each Guarantee Period Amount. The Guarantee Period Amount will renew for a new Guarantee Period of the same duration as the previous Guarantee Period, unless the Company receives, prior to the end of the expiring Guarantee Period, written election by the Contract Owner of a different Guarantee Period from among those being offered by the Company at such time, instructions to transfer all or a portion of the Guarantee Period Amount to one or more Divisions in accordance with the transfer privilege, (see "Transfer Privilege") or instructions to withdraw all or a portion of the Guarantee Period Amount. If the previous Guarantee Period is no longer being offered by the Company, such amount will be placed in the G.T. Global: Money Market Division, unless the Contract Owner gives us other instructions. Each new Guarantee Period Amount must be at least $500.

GUARANTEED INTEREST RATES


The Company periodically will establish an applicable guaranteed interest rate for each Guarantee Period offered by the Company. Guaranteed interest rates for the Dollar Cost Averaging, Interest Sweep, and Personal Portfolio Rebalancing Guaranteed Interest Options may be different than for other Guaranteed Interest Options with the same duration. Current Guaranteed Interest Rates may be changed by the Company at any time depending on investment interest rates available to the Company and other factors as described below. Once established, however, the rate applicable to a particular Guarantee Period Amount is guaranteed for the duration of the applicable Guarantee Period. If, however, all or part of the Accumulated Value is withdrawn from the Guaranteed Interest Options, it will be subject to any applicable surrender charge and may be subject to an interest change adjustment. (See "Interest Change Adjustment")


General American has no specific formula for establishing the Guaranteed Interest Rates for the Guarantee Periods. The determination may be influenced by, but not necessarily correspond to, interest rates generally available on the type of investments to be acquired with the Guarantee Period Amounts. General American, in determining Guaranteed Interest Rates, may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses borne by General American, and general economic trends.

GENERAL AMERICAN'S MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. GENERAL AMERICAN CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE GUARANTEED INTEREST RATES, EXCEPT THAT GENERAL AMERICAN GUARANTEES THAT FUTURE GUARANTEED INTEREST RATES WILL NOT BE BELOW 3% PER YEAR COMPOUNDED ANNUALLY.

                               TRANSFER PRIVILEGE


At any time during the accumulation period the Contract Owner may transfer all or part of the Contract Owner's Accumulated Value to one or more Divisions of the Separate Accounts and the Guarantee Periods of the Fixed Account, subject to the following conditions: (1) transfers from the Fixed Account are not allowed during the first twelve months of that Guarantee Period; (2) transfers must be made by Written Request or by telephone, provided we have a telephone authorization in good order completed by the Contract Owner; (3) transfers from a Division or a Guarantee Period must be at least $500, or the entire amount remaining in the Division or Guarantee Period, if less than $500; (4) any Contract Owner's Accumulated Value remaining in a Division or Guarantee Period may not be less than $500, or the request may be treated as a request to transfer the entire amount in that Division; and (5) there is no limit to the number of transfers that the Contract Owner may request. The Company charges $25 for each transfer in excess of twelve during the Contract Year, excluding transfers made under the Dollar Cost Averaging ("DCA") program, the Personal Portfolio Rebalancing ("PPR") program, or the Interest Sweep ("IS") program.


In addition, transfers from the Fixed Account will be subject to the Interest Change Adjustment unless the transfer is effective within thirty days

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                             ---------------------

                               Prospectus Page 18

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                       ----------------------------------

prior to the Expiration Date applicable to the Guarantee Period Amount. Transfers involving a Division will be subject to the additional terms and conditions as may be imposed by each Division's corresponding Fund. The Contract Owner must instruct the Company as to what amounts should be transferred from each Division and Guarantee Period. Transfers made from a Guarantee Period will be made on a first-in-first-out basis (FIFO) when more than one Guarantee Period amount exists within a Guarantee Period. A transfer will be effective on the date the request for transfer is received by the Company. Under current law, there will not be any tax liability to the Contract Owner if a Contract Owner makes a transfer. We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.

                             DOLLAR COST AVERAGING


The Company offers a Dollar Cost Averaging ("DCA") program which enables a Contract Owner to pre-authorize a periodic exercise of the contractual transfer privilege described above. Contract Owners entering into a DCA agreement instruct the Company to transfer on the Business Day coincident with or subsequent to the 15th of each month a predetermined dollar amount of at least $100 per month. Transfers from the G.T. Global: Money Market Division, G.T.
Global: Variable Growth & Income Division, G.T. Global: Variable Strategic Income Division, G.T. Global: Variable Global Government Income Division, the G.T. Global: Variable U.S. Government Income Division, or the DCA Guarantee Periods will continue until the dollar amount requested has been transferred or the Accumulated Value in the Division or Guarantee Period is exhausted, whichever is sooner. The Interest Change Adjustment and waiting period are waived for Dollar Cost Averaging transfers from the Guarantee Periods. Dollar Cost Averaging transfer allocations for a Guarantee Period or Division which is no longer offered will remain in that Division until the allocation instructions are changed by the Contract Owner.


Contract Owners entering the DCA program must designate at least $2,000 for investment through DCA. Contract Owners interested in the DCA program may elect to participate in the program through a Written Request to the Company.


The DCA program is intended to permit Contract Owners to utilize "dollar cost averaging," a long-term investment method which provides for investments to be made in regular equal installments over time to control the risk of investing at the top of a market cycle. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. Because the DCA program involves continuous investments in the Divisions regardless of fluctuating unit values of such Divisions, Contract Owners should consider their financial ability to continue to purchase through periods of fluctuating unit values. The Company reserves the right to discontinue offering the DCA program at any time.



                         PERSONAL PORTFOLIO REBALANCING



Contract Owners may participate in the Personal Portfolio Rebalancing ("PPR") program. This program enables a Contract Owner to authorize the Company to transfer all or a portion of assets of the Accumulated Value on a periodic basis in order to maintain a designated allocation among the Divisions or the PPR Guarantee Periods as selected by the Contract Owner. The Contract Owner may choose what specific investment options are included in his or her personal portfolio. The personal portfolio must contain at least two investment options and may include all available investment options. The Accumulated Value allocated to each Division increases or decreases at different rates depending on the investment performance of the Division. Personal Portfolio Rebalancing automatically reallocates the Accumulated Value in the Divisions and Guarantee Periods to maintain the allocation selected by the Contract Owner. The personal portfolio will automatically reallocate on the day of the month determined by the Date of Issue. If the Date of Issue is on the 29th, 30th, or 31st of any month, reallocation will take place on the 28th of each subsequent rebalancing period.



The goal of the PPR program is to assist the Contract Owners by selling the accumulation units that have appreciated most, and purchasing additional units in the Divisions or Guarantee Periods that have appreciated least, thus employing a buy low/sell high strategy. However, participation in PPR does not assure the Contract Owner profit from purchases under the program nor will it prevent or lessen losses in a declining market.


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                             ---------------------

                               Prospectus Page 19

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                       ----------------------------------


A Contract Owner may select rebalancing on a monthly, quarterly, semiannual, or annual basis. The minimum amount that will be transferred from any Division or Guarantee Period under this program is the greater of $50 or 0.5% of the Accumulated Value of that Division or Guarantee Period. Currently, all Divisions and the PPR Guarantee Periods are available investment options under this program. The Interest Change Adjustment and waiting period are waived for Personal Portfolio Rebalancing transfers from Guarantee Periods. The designated allocation can be changed at any time upon Written Request from the Contract Owner. Amounts transferred under this program are not included in the twelve free transfers per contract year. The Company reserves the right to modify, suspend, or terminate this program at any time.



                                 INTEREST SWEEP



Contract Owners may participate in the Interest Sweep ("IS") program. This program enables a Contract Owner to authorize transfers of accrued interest from the Interest Sweep Guarantee Periods to one or more Divisions. Contract Owners entering into an Interest Sweep agreement instruct the Company to transfer on the Business Day coincident with or subsequent to the 5th of each month interest of at least $25 from the Interest Sweep Guarantee Periods. Contract Owners may select the IS transfer on a monthly, quarterly, semiannual, or annual basis. Interest may be transferred from the Interest Sweep Guarantee Periods to any Division. The Interest Change Adjustment and waiting period are waived for Interest Sweep transfers from Guaranteed Periods.



Amounts transferred under IS are not included in the twelve free transfers per contract year. The Company reserves the right to modify, suspend, or terminate the IS program at any time.


                            CONTRACT OWNER INQUIRIES

General American performs all administrative functions in connection with the Contracts, such as underwriting, record keeping, Contract Owner servicing, and reporting. Contract Owner inquiries should be addressed to General American Life Insurance Company, Annuity Service Office, P.O. Box 66821, St. Louis, Missouri 63166-6821, or made by calling (800) 237-6580. All inquiries should include the Contract number, Contract Owner's name, and Social Security Number.

--------------------------------------------------------------------------------

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

No deductions are made from the Initial Purchase Payment unless a state premium tax or other tax is due. (See "Premium Tax") Therefore, the full amount of the Initial Purchase Payment, less any applicable tax, is invested in one or more Divisions of the Separate Accounts and/or the Fixed Account.

ADMINISTRATIVE CHARGES

a) Annual Contract Fee

On the last day of each Contract Year, the Company may deduct a contract fee (referred to in the Contract as "Account Fee") as partial compensation for expenses relating to the issue and maintenance of the Contract and the Contract Owner's account. For Contracts with Accumulated Values of less than $20,000, the contract fee is equal to the lesser of $30 or 2% of the Accumulated Value for Contract Years ending prior to December 31, 1999. Thereafter, the contract fee may be adjusted annually, but in no event may it be adjusted by more than the amount that reflects the change in the Consumer Price Index since December 31, 1992, and in no event will it exceed $50. The annual contract fee will be waived for Contracts with Accumulated Values of $20,000 or more.

The annual contract fee will be deducted from the G.T. Global: Money Market Division or from the Division with the largest portion of Accumulated Value if no G.T. Global: Money Market Division investment exists on the Contract Anniversary, or from the Fixed Account if no Separate Account investments exist on the Contract Anniversary. If a Contract Owner's Accumulated Value has been allocated solely to the Fixed Account during the entire previous Contract Year, no account fee will be assessed. To the extent that the contract fee is

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                               Prospectus Page 20

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                       ----------------------------------

deducted from a Division, Accumulation Units will be cancelled to effect the deduction. Upon full surrender of the Contract or upon the death of the contract Owner or Annuitant, the entire annual contract fee, if applicable, will be assessed.

On occasion, the last day of a Contract Year will not fall on a Business Day. In this case, the last day of a Contract Year and the next Business Day fall in the same calendar month, administrative charges will be taken on the next Business Day. If the last day of a Contract Year and the next Business Day do not fall in the same calendar month, administrative charges will be taken on the Business Day immediately preceding the last day of the Contract Year.

After the Annuity Date, the annual contract fee will be deducted in equal amounts from each variable Annuity Payment made during the year. No such deduction will be made from fixed Annuity Payments.

The net investment factor incorporates a charge at the end of each Valuation Period (during both the accumulation period and after Annuity Payments begin) at an annual rate of 0.15% to reimburse the Company for those administrative expenses attributable to the Contracts, the Contract Owner's Accounts, and the Separate Accounts which exceed the revenues received from the contract fee. The Company believes the administrative expense charge and the contract fee have been set at a level that will recover no more than the actual costs associated with administering the Contract. (See "Net Investment Factor")

b) Transfer Fee


The Company charges $25 for each transfer in excess of twelve during the Contract Year, excluding transfers made under the Dollar Cost Averaging, Personal Portfolio Rebalancing, or Interest Sweep program.


c) Special Handling Fees

The Contract provides that the Company reserves the right to charge a fee to cover the Company's expenses for special handling. Items currently considered as special handling (and the current charges assessed) include: wire transfer charges ($11.50), checks returned to us for insufficient funds ($15), Interest Change Adjustment estimations in excess of four annually ($10), minimum distribution calculations ($10), annuitization calculations in excess of four annually ($10), duplicate contracts ($25), and additional copies of confirmation notices or quarterly statements (currently no charge). The fee for special handling will not exceed $50 per request. The Company does not expect to make a profit from these charges.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

No deduction for a sales load is made from Purchase Payments. A surrender charge is imposed on certain surrenders and withdrawals to cover certain expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses.

Upon full surrender of the Contract or partial withdrawal of Accumulated Value, General American will apply a surrender charge to the gross withdrawal amount, excluding any applicable interest change adjustment or administrative charges. This surrender charge, expressed as a percentage of each Net Purchase
Payment, will apply to Net Purchase Payments for six complete years measured from the date the Net Purchase Payment is received. The surrender charge schedule is as follows:

COMPLETE YEARS SINCE RECEIPT     SURRENDER CHARGE
  OF NET PURCHASE PAYMENT           PERCENTAGE
----------------------------     ----------------
              0                          6%
              1                          5%
              2                          4%
              3                          3%
              4                          2%
              5                          1%
              6+                         0%


General American offers to its officers and full-time employees (including employees of its subsidiary companies) individual variable annuity contracts with a surrender charge of 2% in the first year after receipt of the Net Purchase Payment, 1% in the second year after receipt of the Net Purchase Payment, and 0% thereafter.



A Contract Owner may make partial withdrawals up to the level of the "Free Amount" each Contract Year without incurring a surrender charge. The Free Amount equals 10% of the Accumulated Value on the date that the first partial withdrawal is made in the Contract Year. Beginning with the contract anniversary in 1997, the Free Amount will equal 20% of the Accumulated Value if no Free Amounts were withdrawn in the prior Contract Year. If Free Amounts were withdrawn in the prior Contract Year, the Free


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                               Prospectus Page 21

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                       ----------------------------------


Amount will equal 10% of the Accumulated Value. The annual Free Amount will be equal to the appropriate percentage of the Accumulated Value on the date that the first partial withdrawal is made each Contract Year.



The Free Amounts withdrawn will not reduce the Net Purchase Payments still subject to a surrender charge. The Free Amount does not apply upon full surrender.



After the Free Amount has been withdrawn, additional amounts will be withdrawn from Net Purchase Payments on a "first in first out" (FIFO) basis and will be subject to the surrender charge noted in the above table. Net Purchase Payments which were received more than six years prior to the date of withdrawal may be withdrawn free from surrender charges. After all Net Purchase Payments have been withdrawn, further withdrawals will be made from earnings without incurring a surrender charge. If the Accumulated Value is less than the Net Purchase Payments being withdrawn and subject to a surrender charge, the surrender charge will only be applied to the Accumulated Value.



The surrender charge is not applied in the event of annuitization with General American after three Contract Years, or on death of the Annuitant if the Date of Issue is on or after January 1, 1996, and prior to the Annuitant's 80th birthday. Currently, however, General American assesses surrender charges upon annuitization within three Contract Years only if Annuity Option 4 (Income for a Fixed Period) is chosen with Annuity Payments for a period of less than ten years.


In the event that revenues from surrender charges are not sufficient to cover certain sales-related expenses, the Company will bear the shortfall; conversely, if the revenues from surrender charges exceed such expenses, the Company will retain the excess. General American does not currently believe that the surrender charge revenues will cover the expected sales-related expenses. Any shortfall will be made up from the Company's General Account which may include amounts derived from the mortality and expense risk charge described below.

See Appendix A for examples of the surrender charge calculation.


Reduction of Surrender Charge for Contracts Issued Under Group or Sponsored Arrangements



Contracts may be sold to members of a class of associated individuals or to a trustee, an employer, or some other entity representing such a class. The Company may waive or reduce the surrender charge on such policies in recognition of the fact that sales efforts and administrative costs are generally lower for such classes, and sales compensation may be adjusted. The amount of any reduction will depend upon factors such as: the expected number of participants and the amount of premium payments anticipated; the nature of the group, association or class; the expected persistency and the possibility of favorable mortality; and the amount and timing of the premium payment; and any selling cost.



General American will determine the amount of reduction which is appropriate and may change the surrender charge attributable to future premiums if it does so on a basis which is uniform with respect to all similar Contract Owners. The Company may also modify the criteria for qualification for sales charge reductions as experience is gained, subject to the limit that such reductions will not be unfavorably discriminatory against the interest of any Contract Owner.


MORTALITY AND EXPENSE RISK CHARGE

During the accumulation period and after Annuity Payments begin, the net investment factor incorporates charges to cover mortality and expense risk at the end of each Valuation Period as a percentage of the Accumulated Value in the Divisions. The charge for mortality and expense risk is 1.25% annually (1.00% for mortality risk and .25% for expense risk).

The mortality risk that General American assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the Annuity Payments received. The mortality risk that General American assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that General American assumes is the risk that the surrender charge and administrative charges will be insufficient to cover actual future expenses.

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                               Prospectus Page 22

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PREMIUM TAX

Under the laws of certain jurisdictions, taxes are payable in respect of so-called "annuity considerations," which term in the case of applicable Contracts could include the Purchase Payment or the Accumulated Value of such Contracts. The tax rates range from 0% to 3.50%. The list of jurisdictions imposing annuity taxes follows:

                       STATE ANNUITY PREMIUM TAX CHARGES


                           QUALIFIED    NONQUALIFIED
            STATE            PLANS         PLANS
             ----          --------     ------------
      California               .50%         2.35%
      District of
        Columbia              2.25%         2.25%
      Kansas                     0%         2.00%
      Kentucky                2.00%         2.00%
      Maine                      0%         2.00%
      Nevada                     0%         3.50%
      South Dakota               0%         1.25%
      West Virginia           1.00%         1.00%
      Wyoming                    0%         1.00%



Note: The above annuity premium tax rates are as of January 1, 1996.


States not listed above currently have no premium tax on the purchase of individual variable annuity contracts for use with nonqualified or qualified plans. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretations, both of which may affect the above list of states levying such taxes and the applicable tax rates. Particularly because a portion of the premium tax charge may be made at the time Annuity Payments commence, the above list of tax rates may not be those in effect at the time the premium tax charge is made.

General American reserves the right to defer or waive the charge assessed for premium tax in certain jurisdictions until the Contract is surrendered or until the Contract Owner's death. The Company will notify the Contract Owner in writing before exercising its right to collect deferred premium tax from the Accumulated Value.

Laws relating to premium tax and the interpretations of such laws are subject to change which may affect the deductions, if any, made under Contracts for premium tax. Some jurisdictions permit payment of premium tax on the Accumulated Value which is applied to provide an annuity. In those places, General American does not make any separate deductions for premium tax from Purchase Payments, as it is permitted to do under the Contracts, but defers any separate deductions for premium tax until the Accumulated Value is applied to provide Annuity Payments. (Although General American may be required in some of these jurisdictions to pay premium tax currently on surrender charges, it presently intends to pay the taxes out of the deductions and charges made against all Contracts.) General American plans, where permissible, to defer any separate deductions for premium tax until the Accumulated Value is applied to provide Annuity Payments, at which time the amount of any applicable premium tax will be measured by the Accumulated Value. However, in many jurisdictions the premium tax are applied to Purchase Payments, and in those cases the deductions for such taxes will be made when the Purchase Payments are received. Thus, General American reserves the right to make a separate deduction from each Purchase Payment, or from the Accumulated Value, depending on which method or combination of methods results in the appropriate deduction for applicable premium tax.

OTHER TAXES

Currently, no charge is made against the Separate Accounts for any Federal, state, or local taxes (other than premium tax) that the Company incurs that may be attributable to the Separate Accounts or the Contracts. The Company may, however, make a charge in the future for any such tax or economic burden on the Company resulting from the application of the tax laws that it determines to be properly attributable to the Separate Accounts or to the Contracts.

FEES AND EXPENSES OF THE FUNDS

Because the Separate Accounts purchase shares of the G.T. Global Variable Investment Funds, the net asset value of each Division will normally reflect the operating expenses incurred by its corresponding G.T. Global Variable Investment Fund. The operating expenses of the Funds, include the Investment Management and Administration Fees and Expenses paid to G.T. Capital. The annualized rates at which the various Funds pay such fees and expenses to G.T. Capital range from 0.75% to 1.25% of a Fund's average daily net assets. G.T. Capital has undertaken to assume those expenses (other than taxes, brokerage fees, interest, and extraordinary expenses) incurred by each Fund, to the extent such expenses exceed the Investment

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                               Prospectus Page 23

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                       ----------------------------------

Management and Administration Fees by more than .25%. (See the accompanying prospectus of the G.T. Global Variable Investment Funds.)

                            YIELDS AND TOTAL RETURNS

General American may advertise the yields, effective yields, and total return for the Divisions of the Separate Accounts. Of course, such figures will be based upon past performance and do not indicate what investment returns or unit values will be in the future. Detailed information on the calculation of performance information appears in the Statement of Additional Information, but a summary is given here.

The effective yield and total return of a Division are based upon the investment performance of the G.T. Global Variable Investment Fund corresponding to the Division. (See "G.T. Global Variable Investment Funds") The investment performance of a Division will reflect the expenses of the Fund and the Division.

The yield of the G.T. Global: Money Market Division refers to the annual rate of interest generated by an investment in the Division over a specified seven-day period. The yield is calculated by assuming that the income earned for that seven-day period is the same for every other seven-day period in a year and can be expressed as a percentage of the investment. The effective yield is calculated in the same way but income earned is assumed to be reinvested continuously. This compounding causes the effective yield to be slightly higher than the yield.

The yield of the other Divisions refers to the annualized rate of return for an investment in the Division over a specified thirty-day or one-month period. The thirty-day income is shown as a percentage of the investment and annualized by assuming that income is earned at the same rate for each month during the year.

The average annual total return of a Division is a quotation assuming that an investment in the Division has been held in the Division for various time periods, including a period measured from the date operations of the Division began up to a maximum period of ten years. In the future, average annual total returns will be reported for each Division for one, five, and ten years when the Division has been in operation for those periods of time.

Average annual total return quotations represent the average compounded rates of return on an initial investment of $1,000 as of the last day of the period for which the quotations are provided. The report on average annual total return will show the average percentage change in the value of an investment in the Division, including any surrender charge that would apply if the Contract is surrendered at the end of the period, but excluding any deductions for premium tax.


Advertising and sales literature for the Contract may compute yield or total return on different bases. Total return may be reported without a deduction for the surrender charge on the assumption that an investment will persist beyond the six year period during which a surrender charge is applicable. Such persistency would be consistent with the idea that the Contract is a long-term investment suitable for retirement income. Total return for the Funds may be advertised, but such information will always be accompanied by the total return for the corresponding Divisions. General American may present illustrations showing total return performance for a hypothetical Contract based on an assumption such as allocation of an amount to one or more Divisions, or monthly transfers to a selected Division under the Dollar Cost Averaging program. Such illustrations will reflect the performance of the selected Divisions, including all charges except the surrender charge, over various time periods in the past.


Advertising and sales literature for the Contracts may also compare the performance of one or more Divisions to various relevant indices or to the performance of other variable annuity investment choices, either generally or with reference to choices with investment objectives similar to those of the Fund and the Division. Performance information based on rankings by independent services may also be included in sales literature and advertising.

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                             ---------------------

                               Prospectus Page 24

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                       ----------------------------------

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                        DISTRIBUTIONS UNDER THE CONTRACT
--------------------------------------------------------------------------------

CASH WITHDRAWALS

At any time before the Annuity Date and during the lifetime of the Annuitant, the Contract Owner may elect to receive a cash withdrawal payment from the Company. Any such election must be in the form of a Written Request and specify the amount of the withdrawal. It will be effective on the date that it is received by the Company. Any Written Request received at the Annuity Service Office before the close of the NYSE (3:00 p.m. St. Louis time) on any Business Day will be considered received on that Business Day.

The Contract Owner may request a full surrender or a partial withdrawal. A full surrender will result in a cash withdrawal payment equal to the value of the Contract Owner's Account at the end of the Valuation Period during which the election becomes effective, less any applicable administrative charges, interest change adjustment, and surrender charge. A request for a partial withdrawal will result in a reduction in the Contract Owner's Accumulated Value equal to the amount you receive plus any applicable administrative charges, interest change adjustment and surrender charge. The amount you receive can be less than the amount requested if the Accumulated Value is insufficient to cover applicable charges and produce the requested amount. Any withdrawal request cannot exceed the Accumulated Value of the Contract. Any applicable interest change adjustment and surrender charge will be calculated based upon the gross amount of withdrawal. If a partial withdrawal would result in a remaining Accumulated Value lower than the surrender charges due under the Contract, the partial withdrawal request will be treated as a full surrender.

There is no limit on the frequency of partial withdrawals. However, the amount withdrawn must be at least $500 or, if less, the entire balance in the Division or Guarantee Period. If after the withdrawal (and deduction of any applicable administrative charges, interest change adjustment and surrender charge) the amount remaining in the Division or Guarantee Period would be less than $500, the Company may treat the partial withdrawal as a withdrawal of the entire amount held in the Division or Guarantee Period. If a partial withdrawal plus any applicable administrative charges, interest change adjustment and surrender charge would reduce the Accumulated Value to less than $500, the Company may treat the partial withdrawal as a full surrender of the Contract.

In the case of a partial withdrawal, the Contract Owner must instruct the Company as to the amounts to be withdrawn from each Division and/or Guarantee Period. If a partial withdrawal is to be made from the Fixed Account, the Contract Owner must instruct the Company from which Guarantee Period the withdrawals are to be made. Withdrawal will be made on a first-in-first-out basis when more than one Guarantee Period Amount exists within a Guarantee Period.

ALL CASH WITHDRAWALS FROM ANY GUARANTEE PERIOD AMOUNT, EXCEPT THOSE EFFECTIVE WITHIN THIRTY DAYS PRIOR TO THE EXPIRATION DATE OF SUCH GUARANTEE PERIOD AMOUNT, WILL BE SUBJECT TO THE INTEREST CHANGE ADJUSTMENT.

Cash withdrawals from a Division will result in the cancellation of Accumulation Units attributable to the Contract Owner's Account with an aggregate value on the effective date of the withdrawal equal to the total amount by which the Accumulated Value in the Division is reduced. The cancellation of such units will be based on the Accumulation Unit values of the Division at the end of the Valuation Period during which the cash withdrawal is effective.

If at the time the Contract Owner makes a Written Request for a full surrender or a partial withdrawal, he or she does not provide us with a written election not to have Federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of any surrender or withdrawal.

The Company, upon request, will provide the Contract Owner with an estimate of the amounts that would be payable in the event of a full surrender or partial withdrawal. The Company

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                             ---------------------

                               Prospectus Page 25

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                       ----------------------------------

reserves the right to charge a reasonable fee to recover the administrative expenses associated with these requests. (See "Special Handling Fees")

Written requests for cash withdrawal payments to a party, other than the Contract Owner and/or to an address other than the Contract Owner's address of record require a signature guarantee. In addition, if the Contract Owner's address of record has been changed within the preceding thirty days, a signature guarantee is required. Any cash withdrawal payment will be paid within seven days from our receipt of the Written Request, subject to postponement under Deferment of Payment provisions described herein. (See "Deferment of Payments")

Since the Qualified Contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of the Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals. A cash withdrawal under either a Qualified Contract or a Nonqualified Contract offered by this Prospectus also may result in a Federal penalty tax. The tax consequences of a cash withdrawal payment under both Qualified Contracts and Nonqualified Contracts should be carefully considered. (See "Tax Status of the Contracts")

SYSTEMATIC WITHDRAWAL PLAN

General American administers a systematic withdrawal plan ("SWP") which allows certain Contract Owners to authorize periodic withdrawals during the accumulation period. Contract Owners entering into an SWP agreement instruct General American to withdraw selected amounts from the Contract on a Business Day coincident with or subsequent to the 25th of a month on a monthly, quarterly, semiannual or annual basis. Currently, the SWP is available to Contract Owners who request a minimum $200 periodic withdrawal. Amounts withdrawn may be subject to a surrender charge. (See "Guaranteed Interest Options" and "Federal Tax Matters") Amounts withdrawn from the Fixed Account will be subject to the interest change adjustment. Withdrawals taken under the SWP may be subject to the 10% Federal penalty tax on early withdrawals and to income taxes. (See "Federal Tax Matters") Contract Owners interested in SWP may obtain an Annuity Service Request Form from their registered representative or the Annuity Service Office. General American reserves the right to amend the SWP on thirty days' Written Notice. The SWP may be terminated at any time by the Contract Owner or General American.

INTEREST CHANGE ADJUSTMENT

Any full surrender or partial withdrawal of a Guarantee Period Amount which is not effective within thirty days prior to the Expiration Date of the Guarantee Period Amount will be subject to an interest change adjustment ("ICA"). For this purpose, transfers, distributions on the death of a Contract Owner, annuitization, and amounts applied to purchase an annuity are all treated as cash withdrawals. The ICA will be subtracted from the gross amount being withdrawn after deductions of any applicable administrative charges and before deduction of any applicable surrender charge.

The ICA will reflect the relationship between the Current Rate (defined as J below) for Guarantee Periods of the same duration as the period from which the surrender or withdrawal is being made and the Guaranteed Interest Rate applicable to the amount being withdrawn. It also reflects the time remaining in the applicable Guarantee Period. The application of the ICA may result in a lower payment than the Guarantee Period Amount upon surrender or withdrawal.

The interest change adjustment is determined by the application of the following formula:


                         ICA = W X .9 X (J-I) X (N/12)


where,

W is the gross withdrawal as of the effective date of the application of the interest change adjustment, prior to the application of the interest change adjustment, surrender charge, and administrative charges;

J is the Guaranteed Interest Rate declared by the Company, as of the effective date of the application of the interest change adjustment, for current allocations to Guarantee Periods equal to the original Guarantee Period from which the surrender or withdrawal is being made;

I is the Guaranteed Interest Rate currently being credited to the Guarantee Period Amount subject to the interest change adjustment; and

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                               Prospectus Page 26

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                       ----------------------------------

N is the number of complete months remaining in the Guarantee Period of the Guarantee Period Amount subject to the interest change adjustment.

In the determination of J, if the Company currently does not offer the applicable Guarantee Period, then the rate will be determined by using the next shorter Guarantee Period that is currently being offered.

Notwithstanding application of the foregoing formula, (a) in no event will the ICA be less than zero, and (b) the gross surrender or withdrawal minus the interest change adjustment will not be less than the part of the Net Purchase Payment or transfer amount being withdrawn accumulated at three percent interest compounded annually since the beginning of the Guarantee Period.

See Appendix B for examples of the interest change adjustment calculation.

ANNUITY PROVISIONS

The Accumulated Value on the Annuity Date, less any applicable administration charges, interest change adjustment, surrender charge and premium tax will be applied to an Annuity Option. If the Annuity Date of the Contract occurs within the first three Contract Years, surrender charges may be deducted upon annuitization. Currently, we assess surrender charges only if Annuity Option 4 (Income for a Fixed Period) is chosen with Annuity Payments lasting for a period of less than ten years.

ANNUITY DATE

Annuity Payments will begin under the Contract on the Annuity Date, unless the Contract has been surrendered or the proceeds have been paid to the designated Beneficiary prior to that date. The Annuity Date will be the later of the first day of the first month following the Annuitant's 85th birthday or upon completion of five Contract Years. Under certain qualified arrangements, distributions may be required before the Annuity Date.

The Contract Owner may change the Annuity Date. An Annuity Date may be changed only by Written Request during the Annuitant's lifetime, and such a request must reach the Annuity Service Office at least thirty days before (1) the then current Annuity Date, and (2) the new Annuity Date. The new Annuity Date must be no later than the Annuity Date as defined in the paragraph above.

ANNUITY OPTIONS

(a) Election of Annuity Options

The Annuity Option may be elected or changed if the Annuity Option was not irrevocable by Written Request, provided the Annuitant is still alive. This election must be made no later than thirty days prior to the Annuity Date.

The Annuity Options selected may be either variable, fixed, or a combination of the two. In the absence of an election to the contrary, Annuity Payments will be made as a Life Annuity with 120 Monthly Payments Guaranteed (Option 2 below); that portion of Accumulated Value in the Divisions of the Separate Accounts will be applied to provide variable Annuity Payments and that portion of Accumulated Value in the Fixed Account will be applied to provide fixed Annuity Payments.

The minimum amount which may be applied under an option will be based upon our rules at the time the option becomes effective (or as required by law). Our current rules state that the minimum amount which may be applied under an option is $5,000 and the minimum Annuity Payment is $50. If the Accumulated Value is less than $5,000 when the Annuity Date arrives, General American will make a lump sum payment of such amount to the Contract Owner. If at any time payments are, or become less than $50, General American has the right to change the frequency of payments to intervals that will result in payments of at least $50.

(b) The Options Available

OPTION 1 -- Life Annuity -- An annuity payable in monthly, quarterly, semi-annual or annual payments during the lifetime of the Annuitant, ceasing with the last installment due prior to the death of the Annuitant. SINCE THERE IS NO PROVISION FOR A MINIMUM NUMBER OF PAYMENTS UNDER THIS ANNUITY OPTION, THE PAYEE WOULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIED PRIOR TO THE DUE DATE OF THE SECOND PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIED PRIOR TO THE DUE DATE OF THE THIRD PAYMENT, ETC.

OPTION 2 -- Life Annuity with 60, 120, 180, or 240 Monthly Payments Guaranteed -- An annuity payable monthly, quarterly, semi-annual, or annual payments during the lifetime of the

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                               Prospectus Page 27

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                       ----------------------------------

Annuitant, with the guarantee that if, at the death of the Annuitant, payments have been made for less than 60 months, 120 months, 180 months, or 240 months, as elected, payments will be continued to the Beneficiary during the remainder of the elected period.

OPTION 3 -- Joint and Survivor Income for Life -- An annuity payable monthly, quarterly, semi-annual, or annual payments while both the Annuitant and a second person remain alive, and thereafter during the remaining lifetime of the survivor, ceasing with the last installment due prior to the death of the survivor. If the primary payee dies after payments begin, full payments or payments of 1/2 or 2/3, (whichever you elected when applying for this option) will continue to the other payee during his or her lifetime. SINCE THERE IS NO PROVISION FOR A MINIMUM NUMBER OF PAYMENTS UNDER ANNUITY OPTION 3, THE PAYEES WOULD RECEIVE ONLY ONE PAYMENT IF BOTH THE ANNUITANT AND THE SECOND PERSON DIED PRIOR TO THE DUE DATE OF THE SECOND PAYMENT, TWO PAYMENTS IF THEY DIED PRIOR TO THE DUE DATE OF THE THIRD PAYMENT, ETC.

OPTION 4 -- Income for a Fixed Period -- An annuity payable in annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than five nor more than thirty. When a variable annuity basis is selected, a mortality and expense risk charge continues to be assessed, even though General American incurs no mortality risk under this option.

(c) Calculation of Payments

Payments under an Annuity Option will be calculated using the effective annual rate of 4% compounded annually. The mortality table used in determining payments paid under life income options is the 1983 Individual Annuitant Mortality Table
A. In using this mortality table, ages of Annuitants will be reduced by one year for Annuity Dates occurring during the 1990s, reduced two years for Annuity Dates occurring during the decade 2000-2009, and so on.

Life income options are based on the Annuitant's sex and age nearest birthday on the Annuity Date. We have the right to require satisfactory proof of age and sex. If age or sex has been incorrectly stated, the proper adjustments in payments will be made. We may also require proof that the Annuitant is living on any payment due date.

(d) Value of Variable Annuity Payments

For the variable portion of an Annuity Option, the amounts applied to the annuity are used to purchase Annuity Units in the selected Divisions. The number of Annuity Units purchased in each Division is calculated as the dollar amount of the first Annuity Payment provided by proceeds from that Division divided by the Annuity Unit value for the Division as of the Annuity Date. On any payment date, the amount of payment from each Division is calculated as the number of Annuity Units for the Division times the Annuity Unit value for the Division as of the payment date, less any applicable administration charges.

Although the value of variable Annuity Payments will reflect the performance of the Divisions, we guarantee that the dollar amount of variable Annuity Payments will not be adversely affected by our actual expense and mortality results. The annuity tables that are contained in the Contract, and are used to calculate the value of variable Annuity Payments, are based on an assumed annual interest rate of 4% per year. If the actual net investment experience exactly equals the assumed interest rate, then the variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower.

The value of all payments (both fixed and variable) will be greater for shorter monthly payment guarantee periods than for longer monthly payment guarantee periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

The method of computation of variable Annuity Payments is described in more detail in the Statement of Additional Information.

DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum death benefit due from a Division will be made within seven days from the date the election becomes effective, except that General American may be permitted to defer such payment: (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closing or (b) during which trading on the NYSE is restricted (as determined or required by the

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                               Prospectus Page 28

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SEC); (2) for any period during which an emergency exists (as determined by the
SEC) as a result of which (a) disposal of securities held by the Fund is not reasonably practicable, or (b) it is not reasonably practicable to determine the value of the net assets of the Fund; or (3) for such other periods as the SEC may by order permit for the protection of investors.

General American may defer payment of any cash withdrawal or lump sum death benefit due from the Fixed Account for a period not to exceed six months.

THE BENEFICIARY

The Beneficiary is the person or legal entity that may receive benefits under the Contract in the event of the Annuitant's or contract Owner's death. (See "Death Benefits"). The original Beneficiary is named in the Contract Application. Subject to any assignment of a Contract, the Beneficiary designation may be changed by the Contract Owner during the lifetime of the Annuitant by the filing of a Written Request acceptable to General American at its Annuity Service Office. If Annuity Option 3 (Joint and Survivor Income for
Life) is selected, the designation of the second Annuitant may not be changed after Annuity Payments begin. If the beneficiary designation is changed, General American reserves the right to require that the Contract be returned for endorsement. A Beneficiary who becomes entitled to receive benefits under the Contract may also designate, in the same manner, a second Beneficiary to receive any benefits which may become payable under the Contract to him or her by reason of the primary Beneficiary's death. If a Beneficiary has not been designated by the Contract Owner or if a Beneficiary so designated is not living on the date a lump sum death benefit is payable or on the date any Annuity Payments are to be made, the Beneficiary shall be the Contract Owner's estate.

DEATH BENEFITS

In every case of death, General American must receive proof of the death of the Contract Owner or Annuitant before it is obliged to act.

(a) Death of a Contract Owner who is the Annuitant

If a Contract Owner dies prior to the Annuity Date, and if the Contract Owner's surviving spouse is the Beneficiary, the spouse may elect to continue the Contract as the new owner and the death benefit, if more than the Accumulated Value, will be paid to the surviving spouse by crediting the Contract with an amount equal to the difference between the death benefit and the Accumulated Value. If the Contract Owner's surviving spouse is not the Beneficiary, the death benefit will become payable to the Beneficiary.

If a Contract Owner dies on or after the Annuity Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

(b) Death of a Contract Owner who is not the Annuitant

If a Contract Owner dies prior to the Annuity Date, and if the Contract Owner's surviving spouse is the Annuitant, the spouse may elect to continue the Contract as the new owner. If the Contract Owner's surviving spouse is not the Annuitant, the Accumulated Value, less any applicable administration fees, interest change adjustment, or surrender charge, will be distributed to the Beneficiary.

If a Contract Owner dies on or after the Annuity Date, no death benefit will be payable under the Contract.

(c) Death of the Annuitant who is not a Contract Owner

If the Annuitant dies prior to the Annuity Date and before a Contract Owner, the death benefit will become payable to the Beneficiary. The Beneficiary may elect to receive these benefits through one of the Annuity Options available under the contract or in a single lump sum. If an election is not made by Written Request within one year after the death of the Annuitant, the death benefit will be paid in a single lump sum.

If the Annuitant dies on or after the Annuity Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

(d) Other provisions

Except as otherwise provided above, payments made under the death benefit provisions will be made in one lump sum and must be made within five (5) years after the date of death of the Contract Owner or Annuitant. The death benefit will be paid or credited within seven days of receipt at the Annuity Service Office of due proof of death and a Written Request for payment,

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                               Prospectus Page 29

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                       ----------------------------------

except as we may be permitted to defer such payment in accordance with the Investment Company Act of 1940 and applicable state insurance law.

If, however, the Contract Owner or the Beneficiary makes a written choice of one of the two options described below, and if such choice is clear to General American, the Company will treat the proceeds as the Contract Owner or the Beneficiary has chosen. The two options are:

 (i) Leave the proceeds of the Contract with General American. The entire Accumulated Value must be paid in a lump sum to the Beneficiary before the end of the fifth year after the Contract Owner's or Annuitant's death.

(ii) Apply the proceeds to create an immediate annuity for the Beneficiary, who will be the owner and Annuitant. Payments under the annuity, or under any other method of payment General American makes available, must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary (as determined for Federal tax purposes) at the time of the Contract Owner's death, and must begin within one year after the Contract Owner's or Annuitant's death.

AMOUNT OF DEATH BENEFIT


The death benefit will be the gross death benefit described in (i) or (ii) below, less any applicable interest change adjustment, surrender charge, or administrative charges. A surrender charge is not applicable in the event of the Annuitant's death if the Date of Issue is prior to the Annuitant's 80th birthday. The gross death benefit will be determined as of the date both due proof of death and Written Request for payment are received at the Company's Annuity Service Office.



 (i) If the Date of Issue is prior to the Annuitant's 80th birthday, the gross death benefit during the first Contract Year beginning on or after January 1, 1996 will be equal to the greater of: (a) the Accumulated Value; or (b) the sum of all Net Purchase Payments made, less any amount deducted through partial withdrawals. Thereafter, the gross death benefit will be equal to the greater of: (a) the Accumulated Value; or (b) the minimum guaranteed death benefit, defined below, plus any subsequent Net Purchase Payments and less any subsequent amounts deducted through partial withdrawals.



The minimum guaranteed death benefit will be recalculated on the last day of each Contract Year until the contract anniversary prior to the Annuitant's 80th birthday. Thereafter, Contracts with a Date of Issue prior to the Annuitant's 75th birthday will continue to be recalculated every six Contract Years, based upon the Date of Issue; and Contracts with a Date of Issue on or after the Annuitant's 75th birthday will not be recalculated. The minimum guaranteed death benefit will be the greater of: (a) the Accumulated Value; or (b) the death benefit on the last recalculation date plus any subsequent Net Purchase Payments and less any subsequent amounts deducted through partial withdrawals.



(ii) If the Date of Issue is on or after the Annuitant's 80th birthday, the gross death benefit will be the Accumulated Value, less any applicable charges.



Contracts Issued Under Section 401/457 of the Code -- If the Annuitant dies prior to the Annuity Date the death benefit will equal the accumulated value, less any applicable interest change adjustment, surrender charge, or administrative charges for Contracts issued under Section 401 or 457 of the Code with multiple participants.


ASSIGNMENTS AND CHANGES OF OWNERSHIP


With respect to nonqualified individual Contracts, an assignment or change in ownership of the Contract or of any interest in it will not bind General American unless (1) it is made in a written instrument, (2) the original instrument or a certified copy is filed at our Annuity Service Office, and (3) we send the Contract Owner a receipt. General American is not responsible for the validity of any assignment. If a claim is based on an assignment or change of ownership, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a Beneficiary. Any amounts due under a valid assignment will be paid in one lump sum.


With respect to all other Contracts, the Contract Owner may not transfer, sell, assign, discount, or

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 30

--------------------------------------------------------------------------------
                       ----------------------------------

pledge a Contract for a loan or a security for the performance of an obligation or any other purpose, to any person other than to us at our Annuity Service Office.

--------------------------------------------------------------------------------

                              FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

The following discussion is a general description of the Federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. The discussion is based upon General American's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a nonqualified basis ("Nonqualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Qualified Contracts are intended to be purchased in connection with plans entitled to special income tax treatment under Sections 401, 408, and 457 of the Code or as tax sheltered annuities under
Section 403(b) of the Code. The ultimate effect of Federal income taxes on the amounts held under a Contract or Annuity payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, and on the tax and employment status of the individual concerned. In addition, certain requirements must be satisfied in purchasing a Qualified Contract and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

TAXATION OF GENERAL AMERICAN

General American is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the operations of the Separate Accounts form a part of General American, they will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing Federal income tax law, General American believes that the investment income and realized net capital gains of the Separate Accounts will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract.

Accordingly, General American does not anticipate that it will incur any Federal income tax liability attributable to the Separate Accounts and, therefore, General American does not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in General American being taxed on income or gains attributable to the Separate Accounts, then General American may impose a charge against the Separate Accounts (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACTS

(a) Diversification

Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Divisions be "adequately

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 31

--------------------------------------------------------------------------------
                       ----------------------------------

diversified" in accordance with Treasury Department regulations in order for the Contracts to qualify as annuity contracts under Federal tax law. The Separate Accounts, through the Funds, intend to comply with the diversification requirements prescribed by the Treasury Department in Treas. Reg. Sec. 1.817-5.

(b) Investor Control

The Treasury Department has from time to time suggested that under some circumstances the owner of a variable contract will be deemed to be in control over the investments of a separate account supporting the contract, which may cause the owner, rather than the insurance company, to be treated as the owner of the assets in the separate account. If a Contract Owner is considered the owner of the assets of a separate account, income and gains from that account would be included in the owner's gross income. The Treasury Department also has stated on past occasions that it will issue regulations or rulings addressing this issue. To date, however, no such regulations or rulings have been issued.

If additional guidance is issued, it is possible that such guidance, among other things, could draw into question the ownership of assets held in separate accounts that have a narrow investment strategy, e.g., separate accounts that invest only in the obligations of a particular industry. This could affect those Divisions investing in certain G.T. Global Variable Investment Funds. General American therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of any assets of the Separate Accounts.

(c) Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Nonqualified Contract to provide that (a) if any Contract Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of that Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person or entity designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. If the Contract Owner's "designated beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. General American intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. There are other rules that apply to Qualified Contracts.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes.

TAXATION OF ANNUITIES

(a) In General

Section 72 of the Code governs taxation of annuities in general. General American believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the account value (e.g., partial withdrawals, surrenders, or Annuity Payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. Any Contract Owner who is not a natural person generally must include in income any increase in

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 32

--------------------------------------------------------------------------------
                       ----------------------------------

the excess of the Contract's account value over the "investment in the Contract" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to a Contract owned by a natural person.

(b) Withdrawals and Surrenders

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the individual's total accrued benefit or the balance under the retirement plan. The "investment in the Contract" generally equals the amount of any premium payments paid by or on behalf of any individual with after-tax dollars. For a Contract issued in connection with qualified plans, the "investment in the Contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

With respect to Nonqualified Contracts, partial withdrawals, including any withdrawals under the systematic withdrawal plan, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract".

The account value is subject to an interest change adjustment upon a withdrawal or surrender. There is no definitive guidance on the proper tax treatment of such an adjustment, and the Contract Owner should contact a competent tax advisor with respect to the potential tax consequences of an interest change adjustment.

(c) Annuity Payments

Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Accumulated Value exceeds the "investment in the Contract" will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payments is taxable.

For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the Contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the Contract."

For fixed Annuity Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the Contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. In all cases, after the "investment in the Contract" is recovered, the full amount of any additional Annuity Payment is taxable.

(d) Penalty Tax

In the case of a distribution pursuant to a Nonqualified Contract, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the Contract Owner attains age 59 1/2; (2) made as a result of death or disability of the Contract Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Contract Owner and a "designated beneficiary;" (4) from a qualified plan* (5) allocable to investment in the Contract before August 14, 1982; (6) under a qualified funding asset (as defined in Code Section 130(d)); or (7) under an immediate annuity (as defined in Code Section (u)(4)).

* Other tax penalties may apply to certain distributions under a Qualified Contract, including a penalty similar to the penalty for distributions from Nonqualified Contracts described above.

(e) Transfers, Assignments, or Exchanges of the Contract

A transfer of ownership of a Contract, the designation of the Annuitant or a Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. The Contract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 33

--------------------------------------------------------------------------------
                       ----------------------------------

competent tax adviser with respect to the potential tax effects of such a transaction.

(f) Multiple Contracts

All Nonqualified Annuity Contracts that are issued by General American (or its affiliates) to the same Contract Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.

(g) Withholding

Pension and annuity distributions generally are subject to withholding from the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Different rules may apply to United States citizens or expatriates living abroad and, effective January 1, 1993, to certain distributions under Qualified Contracts. In addition, some states have enacted legislation requiring withholding.

(h) Other Tax Consequences

As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect General American's understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

(i) Qualified Contracts

The Qualified Contract is designed for use with several types of retirement plans. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

We make no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as Annuitants and Beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES AND ACCOUNTS

The Contract is designed for use with individual retirement annuities and individual retirement accounts. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an individual retirement annuity or individual retirement account (each hereinafter referred to as "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. If a qualified Contract is issued in connection with an employer's Simplified Employee Pension ("SEP") plan, Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. A Qualified Contract will be amended as necessary to conform to the requirements of the Code.

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 34

--------------------------------------------------------------------------------
                       ----------------------------------

CODE SECTION 403(B) PLANS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. Distributions prior to age 59 1/2 due to separation from service or financial hardship are subject to the nondeductible 10% penalty tax for premature distributions, in addition to income tax.

The 1940 Act has distribution requirements which differ from the requirements of Code Section 403(b) set forth above. However, these Contracts are being offered in reliance upon, and in compliance with, the provisions of no-action letter number IP-6-88 issued by the Securities and Exchange Commission to the American Council of Life Insurance. The no action letter allows the Separate Account to apply the restrictions created by Code Section 403(b)(11) as long as specified steps, such as this disclosure, are taken to ensure that Contract Owners are aware of the Code restrictions. General American believes it is in compliance with the provisions of the no-action letter. Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans.

Code Section 401(a) permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. All investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Distributions are taxable in full.

--------------------------------------------------------------------------------

                                 VOTING RIGHTS
--------------------------------------------------------------------------------

To the extent required by law, the G.T. Global Variable Investment Fund shares held in the Divisions of the Separate Accounts will be voted by General American at shareholder meetings of such Funds in accordance with instructions received from persons having voting interests in the corresponding Divisions of the Separate Accounts. The Contract Owner holds a voting interest in each Division to which the Accumulated Value is allocated or from which Annuity Payments are generated. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, General American determines that it is allowed to vote the Fund shares in its own right, General American may elect to do so.

The number of votes which are available to a Contract Owner will be calculated separately for each Division of the Separate Accounts. That number will be determined by applying the Contract Owner's percentage interest, if any, in a particular Division to the total number of votes attributable to the Division.

The number of votes is equal to the number of dollars: (a) during the accumulation period, in the Accumulated Value attributable to a Division divided by the net asset value of a share of the corresponding Fund; and (b) during the annuity period, in the reserve credited to the Annuity Units held in the Division(s) under the variable Annuity Option in effect divided by the net asset value of a share of the corresponding Fund.

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 35

--------------------------------------------------------------------------------
                       ----------------------------------

Generally, during the annuity period the number of votes applicable to the Annuitant will decrease.

At most Fund shareholder meetings, votes may be cast in person or by proxy and fractional votes will be counted.

The number of votes of a Division which are available will be determined as of the date established by the corresponding Fund for determining shareholders eligible to vote at the meeting. This determination will include any other separate accounts investing in the Fund. Voting instructions will be solicited by written communication from us prior to such meeting in accordance with procedures established.

Fund shares as to which no timely instructions are received or shares held by General American as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Fund. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Division will receive proxy material, reports, and other materials relating to the appropriate Fund.

To the extent that General American, as shareholder of the Funds, is entitled to vote any Fund's interest in the Funds held by the Separate Accounts, it will do so on the same basis as described above.

--------------------------------------------------------------------------------

                             PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------


G.T. Global Financial Services, Inc. ("G.T. Global") is the principal underwriter of the Contracts. G.T. Global's address is 50 California Street, San Francisco, California 94111. G.T. Global will pay distribution compensation to selling broker/dealers in varying amounts which under normal circumstances are not expected to exceed 5.25% of Purchase Payments for such Contracts, plus 0.25% of the contract value in all Divisions per year. As an alternative, G.T. Global may pay distribution compensation to selected broker/dealers in amounts which are not expected to exceed 6.00% of Purchase Payments for such Contracts, with no residual payments.



Any Guarantee Period beginning after December 31, 1995, will not be included in the contract value upon which the percent of asset commissions are determined. Any Guaranteed Period with a beginning date prior to December 31, 1995, will be included in the contract value upon which the percent of asset commissions are determined.


Commissions are reduced for contracts issued when the Annuitant's age at Date of Issue is greater than or equal to attained age 80. From time to time, additional sales incentives may be provided to selected broker/dealers.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for General American (as well as the auditors' report thereon) are included in the Statement of Additional Information.

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                             ---------------------

                               Prospectus Page 36

--------------------------------------------------------------------------------
                       ----------------------------------

--------------------------------------------------------------------------------

                            STATEMENT OF ADDITIONAL
                                  INFORMATION
--------------------------------------------------------------------------------

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                              PAGE
THE CONTRACTS..............................................................................    S-3
    Computation of Variable Annuity Income Payments........................................    S-3
         (a) Value of an Annuity Unit......................................................    S-3
         (b) Amount of First Installment...................................................    S-3
         (c) Values of Annuity Installments................................................    S-4
    Yield and Performance Calculations.....................................................    S-5
         (a) Money Market Yield............................................................    S-5
         (b) Yields of Other Divisions.....................................................    S-6
         (c) Total Return..................................................................    S-7
         (d) Effect of the Annual Contract Fee.............................................    S-8
GENERAL MATTERS............................................................................    S-9
    Participating..........................................................................    S-9
    Incorrect Age or Sex...................................................................    S-9
    Annuity Data...........................................................................   S-10
    Annual Reports.........................................................................   S-10
    Incontestability.......................................................................   S-10
    Ownership..............................................................................   S-10
DISTRIBUTION OF THE CONTRACTS..............................................................   S-10
SAFEKEEPING OF ACCOUNT ASSETS..............................................................   S-11
STATE REGULATION...........................................................................   S-11
RECORDS AND REPORTS........................................................................   S-11
LEGAL PROCEEDINGS..........................................................................   S-11
OTHER INFORMATION..........................................................................   S-11
FINANCIAL STATEMENTS.......................................................................   S-12

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 37

--------------------------------------------------------------------------------
                       ----------------------------------

                                   APPENDIX A
--------------------------------------------------------------------------------

EXAMPLE OF SURRENDER CHARGE CALCULATIONS

This example assumes that the date of the full surrender or partial withdrawal is during the 10th Contact Year.


 1         2          3        4
 --     -------       --    -------
   1    $ 2,000       0%    $     0
   2    $ 2,000       0%    $     0
   3    $ 2,000       0%    $     0
   4    $ 2,000       0%    $     0
   5    $ 2,000       1%    $ 20.00
   6    $ 2,000       2%    $ 40.00
   7    $ 2,000       3%    $ 60.00
   8    $ 2,000       4%    $ 80.00
   9    $ 2,000       5%    $100.00
  10    $ 2,000       6%    $120.00
        -------             -------
        $20,000             $420.00
        =======             =======

EXPLANATION OF COLUMNS IN TABLE

Column 1:

Represents Contract Years

Column 2:

Represents amounts of Net Purchase Payments. Each Net Purchase Payment is made on the first day of each Contract Year.

Column 3:

Represents the surrender charge percentages imposed on the amounts in Column 2.

Column 4:

Represents the surrender charge imposed on each Net Purchase Payment. It is determined by multiplying the amount in Column 2 by the percentage in Column 3.

For example, the surrender charge imposed on Net Purchase Payment 7

  =  Net Purchase Payment 7 Column 2 x Net Purchase Payment 7 Column 3

  =  $2,000 x 3%

  =  $60

FULL SURRENDER


The total of Column 4, $420, represents the total amount of surrender charge imposed on Net Purchase Payments in this example. No free amount is allowed upon full surrender. If the Accumulated Value is $30,000, the amount received upon surrender would be $29,580, less any applicable interest change adjustment or administrative fees.


PARTIAL WITHDRAWAL

The sum of amounts in Column 4 for as many Net Purchase Payments as are liquidated reflects the surrender charge imposed in the case of a partial withdrawal.


If the Accumulated Value is $30,000, $9,000 can be withdrawn without incurring a surrender charge (Free Amount). This assumes that there have been at least three Contract Years since January 1, 1996, and no Free Amounts have been withdrawn previously. The Free Amount does not reduce premiums still subject to charge.



For example, if $21,000 were withdrawn, the first $9,000 represents the Free Amount. The next $12,000 would be a withdrawal of the first six Net Purchase Payments. The amount of surrender charges imposed would be the sum of amounts in Column 4 for Net Purchase Payments 1, 2, 3, 4, 5, and 6, which is $60.



The amount received would be $20,940, less any applicable interest change adjustment.


FULL SURRENDER FOLLOWING PARTIAL WITHDRAWAL


The Accumulated Value remaining after the partial withdrawal is $9,000. The first six Net Purchase Payments were withdrawn as part of the partial withdrawal. If the Contract is fully surrendered in the 10th Contract Year after the partial withdrawal, the remaining four Net Purchase Payments will incur a surrender charge equal to the sum of the amounts in Column 4 for Net Purchase Payments 7, 8, 9, and 10, which is $360.



The amount received would be $8,640, less any applicable interest change adjustment or administrative fees.


--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 38

--------------------------------------------------------------------------------
                       ----------------------------------

                                   APPENDIX B
--------------------------------------------------------------------------------

EXAMPLE OF INTEREST CHANGE ADJUSTMENT (ICA) CALCULATIONS

The ICA factor is:


      ICA = W x .9 x (J-I) x (N/12)


These examples assume the following:

1) the Guarantee Period Amount is allocated to a six year Guarantee Period with a Guaranteed Interest Rate of 6% or .06

2)  the date of surrender is two years from the Expiration Date (N = 24)

3)  the original amount applied is $10,000

4)  the value of the Guarantee Period Amount on the date of surrender is
    $12,624.77

5) no transfers or partial withdrawals affecting this Guarantee Period Amount have been made

6) A surrender charge, if any, is calculated in the same manner as shown in the examples in Appendix A

The maximum ICA = 12,624.77 -- 10,000 x (1.03)4 = 1,369.68 which reflects the minimum accumulation at 3% interest.

EXAMPLE OF A POSITIVE ICA THAT IS NOT CAPPED

Assume that on the date of surrender, the current rate (J) is 7% or .07

The ICA factor   = W x .9 x (J-I) x (N/12)
                 = 12,624.77 x .9 x (.07-.06) x
                    (24/12)
                 = 227.25

Since the ICA factor of $227.25 is less than the maximum ICA factor, $227.25 is deducted from the value of the Guarantee Period Amount before the deduction of any surrender charge.

EXAMPLE OF A POSITIVE ICA THAT IS CAPPED

Assume that on the date of surrender, the current rate (J) is 15% or .15

The ICA factor   = W x .9 x (J-I) x (N/12)
                 = 12,624.77 x .9 x (.15-.06) x
                    (24/12)
                 = 2,045.21

Here, since the ICA factor is greater than the maximum ICA, the maximum ICA of 1,369.68 is deducted from the value of the Guarantee Period Amount before the deduction of any surrender charge.

EXAMPLE OF WHEN THE ICA IS ZERO:

Assume that on the date of surrender the current rate (J) is 5% or .05

The ICA factor   = W x .9 x (J-I) x (N/12)
                 = 12,624.77 x .9 x (.05-.06) x
                    (24/12)
                 = -227.25

Since the ICA cannot be less than zero, no ICA is applicable.

--------------------------------------------------------------------------------
                             ---------------------

                               Prospectus Page 39

Part B                                                 Registration No. 33-54774


                     GENERAL AMERICAN LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT TWENTY-NINE

                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                          GENERAL AMERICAN/G.T. GLOBAL
                      INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                   Offered by

                     General American Life Insurance Company
               (A Mutual Insurance Company domiciled in Missouri)
                                700 Market Street
                            St. Louis, Missouri 63101

                            ------------------------


This Statement of Additional Information expands upon subjects discussed in the current Prospectus dated 28 April l995 for the individual variable annuity contracts ("Contracts" or "Contract" as syntax requires) offered in conjunction with G.T. Global Variable Investment Funds by General American Life Insurance Company. You may obtain a copy of the Prospectus by calling 1-800-233-6699 or writing to General American Life Insurance Company, GTG/VA Department, P.O. Box 14490, St. Louis, Missouri 63178-4490. Terms defined in the current Prospectus for the Contract have the same meanings in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.



                            Dated 6 November l995

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
THE CONTRACTS ..........................................................    S-3
  Computation of Variable Annuity Income Payments ......................    S-3
    (a) Value of an Annuity Unit .......................................    S-3
    (b) Amount of First Installment ....................................    S-3
    (c) Values of Annuity Installments .................................    S-4
  Yield and Performance Calculations ...................................    S-4
    (a) Money Market Yield .............................................    S-4
    (b) Yields of other Divisions ......................................    S-6
    (c) Total Return ...................................................    S-7
    (d) Effect of the Annual Contract Fee ..............................    S-8
GENERAL MATTERS ........................................................    S-9
  Participating ........................................................    S-9
  Incorrect Age or Sex .................................................    S-10
  Annuity Data .........................................................    S-10
  Annual Reports .......................................................    S-10
  Incontestability .....................................................    S-10
  Ownership ............................................................    S-10
DISTRIBUTION OF THE CONTRACTS ..........................................    S-10
SAFEKEEPING OF ACCOUNT ASSETS ..........................................    S-11
STATE REGULATION .......................................................    S-11
RECORDS AND REPORTS ....................................................    S-11
LEGAL PROCEEDINGS ......................................................    S-11
OTHER INFORMATION ......................................................    S-12
FINANCIAL STATEMENTS ...................................................    S-12

THE CONTRACTS

The following provides additional information about the Contracts which supplements the description in the Prospectus and may be of interest to the Contract Owners.

Computation of Variable Annuity Income Payments

(a)  Computation of the Value of an Annuity Unit

The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all Contracts.


As a starting point, the value of an annuity unit in each Division of Separate Account Twenty-Eight and Separate Account Twenty-Nine was established at $12.00. The value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (.99989256) once for each calendar day expiring between the end of the sixth preceding business day and the end of the
fifth preceding business day and (b) the net    investment factor for a Division
for the fifth business day preceding such business day.


These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $12.20, then the annuity unit for the current business day is $10.216857, determined as follows:

                   1.00176027                 $12.200000
                  x .99989256                 x 1.00165264
                  -----------                 ------------
                   1.00165264                 $12.220162208
                  -----------                 -------------

(b)  Determination of the Amount of the First Annuity Installment

When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Division on the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

The first annuity installment from a Division is determined by multiplying the benefit per $1,000 of value shown in the tables in the Contract by the number of thousands of dollars of Accumulated Value of the Contract allocated to the division.


If a greater first installment would result, General American will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity contracts then being issued for a similar class of annuitants.

(c) Determination of the Fluctuating Values of the Annuity Installments

The dollar amount of the first annuity installment from any Division, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

If, in any month after the first, the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that the increment will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing). A lower assumption would have the opposite effect.

Yield and Performance Calculations

(a) Money Market Yield

Advertisements and sales literature concerning the Contracts may report the "current annualized yield" for the Division of the Separate Accounts that invests in the G.T. Global: Money Market Fund, without taking into account any realized or unrealized gains or losses on shares in the Fund. The annualized yield is computed by:

(a) determining the net change after 7 days (exclusive of realized gains and losses on shares of the underlying Fund or on its respective portfolio securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of 1 unit at the beginning of the period;
(b) dividing such net change in account value by the value of the account at the beginning of the 7-day period to determine the base period return; and (c) annualizing the result of this division on a 365-day basis.

The net change in account value reflects (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract upon the hypothetical account. The charges and deductions include the per unit charges for mortality and expense risk, the administrative charge for the Division, and the annual contract fee. For the purpose of calculating current yields for a Contract, an average per unit contract fee is used, as described below. Current yield will be calculated according to the following formula:

                    Current Yields = (NCF - ES/UV) x (365/7)

Where:

         NCF = the net change in the value of one unit in the Division (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

         ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

         UV = the unit value for the first day of the 7-day period.

General American advertisement and sales literature may also quote the "effective yield" of the Division investing in the G.T. Global: Money Market Fund for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                                     365/7
                    Effective Yield = (1+((NCF-ES)/UV))         - 1,

Where:

         NCF = the net change in the value of one unit in the Division (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

         ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

         UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed on units according to the terms of the Contract, the yield for the Money Market Division will be lower than the yield for the Fund or the corresponding Trust which underlie the Division.

Yields on amounts in the Money Market Division will normally fluctuate on a daily basis. For that reason the yield for any past period is not an indication nor a representation of future yields. The actual yield for the Division is affected by changes in interest rates on money market securities the average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the operating expenses of the Fund. Yields on amounts held in the Money Market Division may also be presented for periods other than seven days.

(b) Yields of Other Divisions

Advertisements and sales literature for the Contracts may report the current annualized yield of one or more of the Divisions (other than the Money Market Division) for a 30-day or one-month period. The annualized yield of a Division refers to income generated by the Division during a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Division during the specified period is assumed to be generated every 30-day or one-month period over a year. The yield is computed by: (1) dividing the net investment income of the Fund corresponding to the Division less expenses for the Division for the period; by (2) the maximum offering price per unit of the Division on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the Division include the mortality and expense side charge, the administrative charge for the Division, and the annual contract fee. A contract fee of $2.50 is used to calculate the 30-day or one-month yield as in the following equation:

                                                     6
                      Yield = 2x((((N1-ES)/(UxUV))+1)   - 1)

Where:

         NI = net investment income of the Fund for the 30-day or one-month period in question.

         ES = expenses of the Division for the 30-day or one-month period

         U = the average number of units outstanding

         UV = the unit value at the close of the last day in the 30-day or one-month period

Because of the charges and deductions imposed under the Contracts (ES in the equation) the yield for a Division will be lower than the yield for the corresponding Fund.

The yield on amounts in any Division will normally fluctuate. For that reason yields for any past periods are not indications nor representations of future yields. The actual yield for a Division is affected by the type and the quality of the portfolio securities held in the underlying Fund, and the operating expenses of the Fund.

Yield calculations do not take surrender charges into account, but such charges are deducted from amounts greater than ten percent of the Accumulated Value under a Contract if such amounts are withdrawn within the first six contract years after they were deposited.

(c) Total Return

Advertisement and sales literature for the Contracts may, in addition to or as an alternative to quoting yield, report "total return", including the average annual total return for one or more of the Divisions for various periods of time. General American will include in references to total return a quote for the Division's total return since inception until the Division has been in operation for more than 10 years, after which time a ten year return will be used instead. Reports on total return will also include the average annual total return for a Division for 1 and 5 years when the Division has been in operation for those periods. Average annual total return for other lengths of time may also be disclosed.

Average annual total return represents the average annual compounded rate of return on an initial investment of $1,000 in a Division as of the last day of the period used for measurement. Total return quotations will be for periods ending on the last day of the most recent month possible, given the length of time it takes to produce advertisements and sales literature. The period for which total return has been calculated will always be identified.

Average annual total return will be calculated using Division unit values calculated on each Business Day based on the performance of the corresponding underlying Fund, with deductions for the mortality and expense risk charge, the administrative charge, and the annual contract fee at the rate of $2.50 per month. The calculation will assume the Contract is surrendered at the end of the period in question, producing a surrender charge for periods of six years or less. All of this means total return can be calculated according to the following formula:

                                            1/N
                                TR = ((ERV/P)   -1

Where:

         TR = the average annual total return net of recurring Contract charges at the Division level (such as the mortality and expense risk charge, the administrative charge, and the annual contract fee).

         ERV = the ending redeemable value (net of any applicable surrender charge) at the end of the period in question for an account with an initial value of $1,000.

         P = a hypothetical initial payment into the Division of $1,000.

         N = the number of years in the period.

General American may also quote total returns in its sales literature or advertisements that do not reflect the surrender charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account is not net of a surrender charge.

(d)  Effect of the Annual Contract Fee

The Contract provides for the deduction each year of the lesser of $30 or 2% of an account's value provided the account value is less than $20,000. If the account value exceeds $20,000, or if the entire account value is in the Fixed Account, then no contract fee is charged. So that this charge can be reflected in yield and total return calculations it is assumed that the annual charge will be $30 and this charge is converted into a per-dollar, per-day charge based on the average Accumulated Value in the Separate Accounts of all the Contracts as of the last day of the period for which quotations are provided. The average value of Contracts in the Separate Accounts is assumed to be $20,000. The per-dollar, per-day average charge will be adjusted to reflect the assumptions underlying a particular performance quotation.

Sales literature or advertisements for the Contracts may include total return or other performance information for a hypothetical Contract based on the assumption that the Initial Purchase Payment is allocated to more than one Division, or that there are monthly transfers under the Dollar Cost Averaging program. Such return information will reflect the performance of the Divisions involved for the amount and the duration of the hypothetical allocation. They will also reflect the deduction of the charges described above, except the surrender charge. For example, total return information for a Contract taking part in Dollar Cost Averaging for a 12-month period will assume that the DCA program began at the start of the most recent 12-month period for which average annual total return information is available. Such return information assumes an initial investment in the Money Market Division at the beginning of that period and monthly transfers of a portion of the sum in that Division to the other Divisions designated each month over the 12-month period. The total return for such a Contract over 12 months will therefore reflect the return on the part of the Contract invested in the Money Market Division, and the return on the parts invested in the Divisions receiving funds, only for the period during which the transferred amounts are assumed to be invested in these Divisions. The return for a sum invested in a Division will be based on the performance of that Division for the length of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a Dollar Cost Averaging program may also show the return for a designated Division over various periods assuming monthly transfers into the Division, and may compare those returns to returns assuming an initial lump-sum investment in the Division. Performance information may also be compared to various indices, such as the U.S. Treasury Bills index, and may be illustrated by graphs, charts, or other means.


GENERAL MATTERS

Participating

The Contracts share in General American's divisible surplus while they are in force prior to the Annuity Date. Each year General American will determine the share of divisible surplus, if any, accruing to the Contracts. Investment results are credited directly through the changes in the value of the accumulation units and annuity units. Also, most mortality and expense savings are credited directly through decreases in the appropriate charges. Therefore, the Company expects little or no divisible surplus to be credited to a contract. If any divisible surplus is credited to a contract, the Contract Owner may choose to take the distribution in cash, or leave the distribution with General American to increase the Accumulated Value.

Incorrect Age or Sex


If the age at issue or sex of the Annuitant as shown in the Contract is incorrect, any benefit payable will be such as if the Accumulated Value would have been purchased using the correct age and sex. If the error is discovered after General American begins paying Annuity Payments, appropriate adjustments will be made in any remaining installments.


Annuity Data

General American will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to General American.

Annual Reports

Once a year General American will give the Contract Owner a report of the current Accumulated Value allocated to each Division; the current Accumulated Value allocated to the Fixed Account; and any Purchase Payments, charges, transfers, or surrenders during that period. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time. The annual report will be distributed without charge. General American reserves the right to charge a fee for additional reports.

Incontestability

General American cannot contest this Contract.

Ownership

The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the application. The Owner may specify a new Owner by Written Notice at any time thereafter. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner.

DISTRIBUTION OF THE CONTRACTS

G.T. Global Financial Services, Inc. ("G.T. Financial"), the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered to the public through individuals licensed under the federal securities laws and state insurance laws. These individuals are sales agents of General American and registered representatives of broker/dealers which have entered into selling agreements with G.T. Financial. Included in this group of broker/dealers is Walnut Street Securities, Inc., a wholly-owned subsidiary of General American. The offering of the Contracts is continuous and General American does not anticipate discontinuing the offering of the Contracts. However, General American does reserve the right to discontinue the offering of the Contracts.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS


Title to assets of the Separate Accounts is held by General American. The assets are kept in book entry form or physically segregated and held separate and apart from General American's general account assets. Records are maintained of all purchases and redemptions of eligible Fund shares held by each of the Divisions of the Separate Accounts. (See "Reports and Records" below.)


STATE REGULATION

General American is a mutual life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri Department of Insurance. An annual statement is filed with the Missouri Department of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of General American as of December 31 of the preceding calendar year. Periodically, the Missouri Department of Insurance examines the financial condition of General American, including the liabilities and reserves of the Separate Accounts.

In addition, General American is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval or state filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Accounts will be maintained by General American. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, General American will mail to all Contract Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

LEGAL PROCEEDINGS

There are no legal proceedings to which either Separate Account is a party or to which the assets of the Separate Accounts are subject. General American is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Accounts.

OTHER INFORMATION

Registration Statements have been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statements, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of General American, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of General American to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Accounts.


The financial statements of General American and the Separate Account as of December 31, 1994 have been audited by KPMG Peat Marwick LLP, independent certified public accountants, who serve as independent accountants for General American and the Separate Account. The Separate Account's financial statements as of September 30, 1995 are unaudited.


The audited financial statements of General American have been prepared in accordance with accounting practices prescribed or permitted by the Department of Insurance of the State of Missouri which are currently considered generally accepted accounting principles for mutual life companies. Additionally, as discussed in the notes to the General American Life Insurance Company financial statements, General American changed its accounting policies with respect to employers' accounting for post-retirement benefits other than pensions and the method of accounting for the undistributed equity in income of unconsolidated subsidiaries in 1993.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Contractholders
General American Life Insurance Company:

We have audited the statements of assets and liabilities, including the schedule of investments and condensed financial information, of the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Divisions of General American Separate Account Twenty-eight and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International Growth, and Variable Emerging Markets Divisions of General American Separate Account Twenty-nine as of December 31, 1994; the related statements of operations and changes in net assets for the period July 12, 1994 (inception) to December 31, 1994, for the Variable International Growth Division of Separate Account Twenty-nine, the period July 6, 1994 (inception) to December 31, 1994, for the Variable Emerging Markets Division of Separate Account Twenty-nine, and the year then ended for all other Divisions of Separate Accounts Twenty-eight and Twenty-nine; and the statements of changes in net assets for the period October 18, 1993 (inception) to December 31, 1993, for the Variable Telecommunications Division of Separate Account Twenty-nine, and the period February 10, 1993 (inception) to December 31, 1993, for all other Divisions of Separate Accounts Twenty-eight and Twenty-nine. These financial statements are the responsibility of management of Separate Accounts Twenty-eight and Twenty-nine. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1994 by correspondence with G.T. Global Variable Investment Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Divisions of General American Separate Account Twenty-eight and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International Growth, and Variable Emerging Markets Divisions of General American Separate Account Twenty-nine as of December 31, 1994, the results of their operations and changes in their net assets for all periods specified above, in conformity with generally accepted accounting principles.

                                                       /s/ KPMG PEAT MARWICK LLP

St. Louis, Missouri
January 23, 1995

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT


                      STATEMENTS OF ASSETS AND LIABILITIES

                                December 31, 1994


                                                                          Variable    Variable Global  Variable U.S.
                                                             Money        Strategic      Government     Government
                                                             Market        Income          Income         Income
                                                            Division      Division        Division       Division
                                                          -----------    -----------    -----------    -----------
Assets:
 Investments in G.T. Global Variable Investment Funds,
  at market value (see Schedule of Investments): .....    $19,439,586    $23,138,790    $ 9,630,693    $ 2,556,694
 Receivable from General American Life
  Insurance Company ..................................              0        168,547              0              0
 Receivable from G.T. Global Financial
  Services, Inc.......................................         72,779              0              0              0
                                                          -----------    -----------    -----------    -----------
   Total assets ......................................     19,512,365     23,307,337      9,630,693      2,556,694
                                                          -----------    -----------    -----------    -----------
Liability:
 Payable to General American Life
  Insurance Company ..................................         15,769              0         12,663        164,392
                                                          -----------    -----------    -----------    -----------
    Total net assets .................................    $19,496,596    $23,307,337    $ 9,618,030    $ 2,392,302
                                                          ===========    ===========    ===========    ===========

Total net assets represented by:
 Individual variable annuity contracts cash value
  invested in Separate Account .......................    $19,496,596    $23,307,337    $ 9,618,030    $ 2,198,110
 General American Life Insurance Company
  seed money cash value ..............................              0              0              0        194,192
                                                          -----------    -----------    -----------    -----------
    Total net assets .................................    $19,496,596    $23,307,337    $ 9,618,030    $ 2,392,302
                                                          ===========    ===========    ===========    ===========


 Total individual units held .........................      1,571,846      1,886,165        824,564        188,653
 Total seed money units held .........................              0              0              0         16,667

 Individual unit value ...............................    $     12.40    $     12.36    $     11.66    $     11.65
 Cost of investments .................................    $19,439,586    $27,432,459    $10,756,451    $ 2,573,824


See accompanying notes to the financial statements.

                  GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE


                      STATEMENTS OF ASSETS AND LIABILITIES

                                December 31, 1994



                                                                                                   Variable
                                                     Variable        Variable        Variable      Growth &        Variable
                                                    New Pacific       Europe          America       Income       Latin America
                                                     Division        Division        Division      Division        Division
                                                     -----------    -----------    -----------    -----------    -----------
Assets:
 Investments in G.T. Global Variable
  Investment Funds, at market value
  (see Schedule of Investments): ................    $19,364,703    $15,097,199    $15,193,495    $25,571,551    $26,215,173
 Receivable from General American
  Life Insurance Company ........................              0              0              0              0        314,984
                                                     -----------    -----------    -----------    -----------    -----------
 Total assets ...................................     19,364,703     15,097,199     15,193,495     25,571,551     26,530,157
                                                     -----------    -----------    -----------    -----------    -----------
Liability:
 Payable to General American Life
  Insurance Company .............................         39,978        157,089         13,922         53,896              0
                                                     -----------    -----------    -----------    -----------    -----------
 Total net assets ...............................    $19,324,725    $14,940,110    $15,179,573    $25,517,655    $26,530,157
                                                     ===========    ===========    ===========    ===========    ===========

Total net assets represented by:
 Individual variable annuity contracts cash value
  invested in Separate Account ..................    $19,324,725    $14,940,110    $15,179,573    $25,517,655    $26,530,157
                                                     ===========    ===========    ===========    ===========    ===========

 Total individual units held ....................      1,410,420      1,006,515        953,049      1,908,431      1,411,695

 Individual unit value ..........................    $     13.70    $     14.84    $     15.93    $     13.37    $     18.79
 Cost of investments ............................    $20,713,615    $15,445,542    $14,574,324    $26,364,540    $26,989,116


                                                      Variable      Variable       Variable
                                                      Telecom-    International    Emerging
                                                     munications     Growth         Markets
                                                      Division      Division       Division
                                                    -----------    -----------    -----------
Assets:
 Investments in G.T. Global Variable
  Investment Funds, at market value
  (see Schedule of Investments): ................   $35,910,464    $ 1,925,123    $ 6,899,517
 Receivable from General American
  Life Insurance Company ........................        54,539          6,142              0
                                                    -----------    -----------    -----------
 Total assets ...................................    35,965,003      1,931,265      6,899,517
                                                    -----------    -----------    -----------
Liability:
 Payable to General American Life
  Insurance Company .............................             0              0         54,049
                                                    -----------    -----------    -----------
 Total net assets ...............................   $35,965,003    $ 1,931,265    $ 6,845,468
                                                    ===========    ===========    ===========

Total net assets represented by:
 Individual variable annuity contracts cash value
  invested in Separate Account ..................   $35,965,003    $ 1,931,265    $ 6,845,468
                                                    ===========    ===========    ===========

 Total individual units held ....................     2,611,689        172,131        573,641

 Individual unit value ..........................   $     13.77    $     11.22    $     11.93
 Cost of investments ............................   $33,329,587    $ 2,011,597    $ 7,587,513



See accompanying notes to the financial statements.

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT


                            STATEMENTS OF OPERATIONS

                      For the year ended December 31, 1994


                                                                      Variable      Variable Global   Variable U.S.
                                                      Money          Strategic        Government       Government
                                                      Market           Income           Income           Income
                                                     Division         Division         Division         Division
                                                   ------------     ------------     ------------     ------------
Investment income:
 Dividend income ..............................    $    385,773     $  2,496,180     $    669,202     $    100,576

Expenses:
 Mortality, expense and administrative
  charges......................................        (145,892)        (317,920)        (127,016)         (22,688)
                                                   ------------     ------------     ------------     ------------
  Net investment income .......................         239,881        2,178,260          542,186           77,888

Net realized loss on investments:
 Proceeds from sales ..........................      32,564,738        6,857,549        2,418,106        1,914,708
 Cost of investments sold .....................      32,564,738        7,834,014        2,645,972        2,072,524
                                                   ------------     ------------     ------------     ------------
  Net realized loss on investments ............               0         (976,465)        (227,866)        (157,816)

Net unrealized loss on investments:
 Unrealized gain (loss) on investments,
  beginning of period .........................               0        1,367,022           76,668           (1,517)
 Unrealized loss on investments,
  end of period ...............................               0       (4,293,669)      (1,125,758)         (17,130)
                                                   ------------     ------------     ------------     ------------
  Net unrealized loss on investments ..........               0       (5,660,691)      (1,202,426)         (15,613)
                                                   ------------     ------------     ------------     ------------
  Net loss on investments .....................               0       (6,637,156)      (1,430,292)        (173,429)
                                                   ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
 resulting from operations ....................    $    239,881     $ (4,458,896)    $   (888,106)    $    (95,541)
                                                   ============     ============     ============     ============


See accompanying notes to the financial statements.

                  GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE


                            STATEMENTS OF OPERATIONS

                     For the period ended December 31, 1994



                                                                                                     Variable
                                                  Variable        Variable          Variable         Growth &        Variable
                                                 New Pacific       Europe           America          Income        Latin America
                                                  Division        Division          Division         Division         Division
                                                ------------     ------------     ------------     ------------     ------------
Investment income:
 Dividend income ...........................    $     51,100     $     14,091     $    132,476     $    642,115     $     90,954

Expenses:
 Mortality, expense and
   administrative charges ..................        (215,803)        (175,154)         (96,859)        (293,698)        (284,619)
                                                ------------     ------------     ------------     ------------     ------------
  Net investment income (loss) .............        (164,703)        (161,063)          35,617          348,417         (193,665)

Net realized gain (loss) on investments:
 Proceeds from sales .......................      15,825,390        4,973,566        3,746,344        1,836,701        7,931,188

 Cost of investments sold ..................      15,689,409        4,628,188        3,362,758        1,707,739        5,425,257
                                                ------------     ------------     ------------     ------------     ------------
  Net realized gain (loss) on investments ..         135,981          345,378          383,586          128,962        2,505,931

Net unrealized gain (loss) on investments:
 Unrealized gain on investments,
  beginning of period ......................         869,618          335,453          176,087          537,118        1,506,026
 Unrealized gain (loss) on investments,
  end of period ............................      (1,348,912)        (348,343)         619,171         (792,989)        (773,943)
                                                ------------     ------------     ------------     ------------     ------------
   Net unrealized gain (loss) on
    investments ............................      (2,218,530)        (683,796)         443,084       (1,330,107)      (2,279,969)
                                                ------------     ------------     ------------     ------------     ------------
   Net gain (loss) on investments ..........      (2,082,549)        (338,418)         826,670       (1,201,145)         225,962
                                                ------------     ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
 resulting from operations .................    $ (2,247,252)    $   (499,481)    $    862,287     $   (852,728)    $     32,297
                                                ============     ============     ============     ============     ============



                                                  Variable         Variable         Variable
                                                  Telecom-       International      Emerging
                                                 munications        Growth           Markets
                                                  Division         Division*        Division**
                                                 ------------     ------------     ------------
Investment income:
 Dividend income ...........................     $     31,627     $      8,629     $     70,814

Expenses:
 Mortality, expense and
   administrative charges ..................         (340,362)          (7,755)         (25,066)
                                                 ------------     ------------     ------------
  Net investment income (loss) .............         (308,735)             874           45,748

Net realized gain (loss) on investments:
 Proceeds from sales .......................        1,603,524        1,507,244        1,166,874

 Cost of investments sold ..................        1,432,761        1,538,007        1,074,367
                                                 ------------     ------------     ------------
  Net realized gain (loss) on investments ..          170,763          (30,763)          92,507

Net unrealized gain (loss) on investments:
 Unrealized gain on investments,
  beginning of period ......................          553,722                0                0
 Unrealized gain (loss) on investments,
  end of period ............................        2,580,877          (86,474)        (687,996)
                                                 ------------     ------------     ------------
   Net unrealized gain (loss) on
    investments ............................        2,027,155          (86,474)        (687,996)
                                                 ------------     ------------     ------------
   Net gain (loss) on investments ..........        2,197,918         (117,237)        (595,489)
                                                 ------------     ------------     ------------
Net increase (decrease) in net assets
 resulting from operations .................     $  1,889,183     $   (116,363)    $   (549,741)
                                                 ============     ============     ============



 * The Variable International Growth Division commenced operations July 12,
   1994.
** The Variable Emerging Markets Division commenced operations July 6, 1994.




See accompanying notes to the financial statements.

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT


                       STATEMENTS OF CHANGES IN NET ASSETS

   For the year ended December 31, 1994 and the period ended December 31, 1993


                                                                                            Variable
                                                 Money Market Division            Strategic Income Division
                                              -----------------------------     -----------------------------
                                                  1994            1993              1994             1993
                                              ------------     ------------     ------------     ------------
Operations:
 Net investment income ...................    $    239,881     $     14,453     $  2,178,260     $    258,415
 Net realized gain (loss) on
  investments ............................               0                0         (976,465)          82,281
 Net unrealized gain (loss) on
  investments ............................               0                0       (5,660,691)       1,367,022
                                              ------------     ------------     ------------     ------------
   Net increase (decrease) in net assets
    resulting from operations ............         239,881           14,453       (4,458,896)       1,707,718

 Deposits into Separate Account ..........      26,105,644        7,313,754       18,785,977       17,151,203
 Transfers to (from) Separate Account ....      (5,168,252)      (3,637,687)      (6,184,807)        (693,684)
 Withdrawals from Separate Account .......      (5,357,023)         (14,174)      (2,774,821)        (225,353)
                                              ------------     ------------     ------------     ------------
   Net deposits into Separate Account ....      15,580,369        3,661,893        9,826,349       16,232,166
                                              ------------     ------------     ------------     ------------
    Increase in net assets ...............      15,820,250        3,676,346        5,367,453       17,939,884
 Net assets, beginning of period .........       3,676,346                0       17,939,884                0
                                              ------------     ------------     ------------     ------------
 Net assets, end of period ...............    $ 19,496,596     $  3,676,346     $ 23,307,337     $ 17,939,884
                                              ============     ============     ============     ============


                                                    Variable Global                    Variable U.S.
                                              Government Income Division        Government Income Division
                                            -----------------------------     -----------------------------
                                                1994            1993              1994            1993
                                            ------------     ------------     ------------     ------------
Operations:
 Net investment income ...................  $    542,186     $     65,638     $     77,888     $     15,518
 Net realized gain (loss) on
  investments ............................      (227,866)           8,902         (157,816)           3,519
 Net unrealized gain (loss) on
  investments ............................    (1,202,426)          76,668          (15,613)          (1,517)
                                            ------------     ------------     ------------     ------------
   Net increase (decrease) in net assets
    resulting from operations ............      (888,106)         151,208          (95,541)          17,520

 Deposits into Separate Account ..........     9,205,605        5,902,867        1,981,181          947,915
 Transfers to (from) Separate Account ....    (2,684,992)          75,568          110,378          (90,035)
 Withdrawals from Separate Account .......    (2,025,502)        (118,618)        (470,050)          (9,066)
                                            ------------     ------------     ------------     ------------
   Net deposits into Separate Account ....     4,495,111        5,859,817        1,621,509          848,814
                                            ------------     ------------     ------------     ------------
    Increase in net assets ...............     3,607,005        6,011,025        1,525,968          866,334
 Net assets, beginning of period .........     6,011,025                0          866,334                0
                                            ------------     ------------     ------------     ------------
 Net assets, end of period ...............  $  9,618,030     $  6,011,025     $  2,392,302     $    866,334
                                            ============     ============     ============     ============


See accompanying notes to the financial statements.

                  GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE


                       STATEMENTS OF CHANGES IN NET ASSETS

  For the period ended December 31, 1994 and the period ended December 31, 1993




                                             Variable New Pacific Division       Variable Europe Division
                                             -----------------------------     -----------------------------
                                                 1994            1993              1994             1993
                                             ------------     ------------     ------------     ------------
Operations:
 Net investment income (loss) ...........    $   (164,703)    $    (30,146)    $   (161,063)    $    (20,874)
 Net realized gain on investments .......         135,981           64,136          345,378           68,002
 Net unrealized gain (loss) on
  investments ...........................      (2,218,530)         869,618         (683,796)         335,453
                                             ------------     ------------     ------------     ------------
  Net increase (decrease) in net assets
   resulting from operations ............      (2,247,252)         903,608         (499,481)         382,581

 Deposits into Separate Account .........      16,465,784        6,322,514       12,652,934        4,457,957
 Transfers to (from) Separate Account ...         682,064          743,807          124,656          573,858
 Withdrawals from Separate Account ......      (3,377,871)        (167,929)      (2,616,101)        (136,294)
                                             ------------     ------------     ------------     ------------
  Net deposits into Separate Account ....      13,769,977        6,898,392       10,161,489        4,895,521
                                             ------------     ------------     ------------     ------------
   Increase in net assets ...............      11,522,725        7,802,000        9,662,008        5,278,102
 Net assets, beginning of period ........       7,802,000                0        5,278,102                0
                                             ------------     ------------     ------------     ------------
 Net assets, end of period ..............    $ 19,324,725     $  7,802,000     $ 14,940,110     $  5,278,102
                                             ============     ============     ============     ============


                                                                                         Variable
                                              Variable America Division          Growth & Income Division
                                             -----------------------------     -----------------------------
                                                 1994             1993              1994             1993
                                             ------------     ------------     ------------     ------------
Operations:
 Net investment income (loss) ...........    $     35,617     $    (11,627)    $    348,417     $     72,802
 Net realized gain on investments .......         383,586           25,794          128,962           24,197
 Net unrealized gain (loss) on
  investments ...........................         443,084          176,087       (1,330,107)         537,118
                                             ------------     ------------     ------------     ------------
  Net increase (decrease) in net assets
   resulting from operations ............         862,287          190,254         (852,728)         634,117

 Deposits into Separate Account .........       9,793,371        1,651,602       18,229,782       10,797,626
 Transfers to (from) Separate Account ...       5,449,159         (136,384)         272,795          252,022
 Withdrawals from Separate Account ......      (2,509,306)        (121,410)      (3,671,967)        (143,992)
                                             ------------     ------------     ------------     ------------
  Net deposits into Separate Account ....      12,733,224        1,393,808       14,830,610       10,905,656
                                             ------------     ------------     ------------     ------------
   Increase in net assets ...............      13,595,511        1,584,062       13,977,882       11,539,773
 Net assets, beginning of period ........       1,584,062                0       11,539,773                0
                                             ------------     ------------     ------------     ------------
 Net assets, end of period ..............    $ 15,179,573     $  1,584,062     $ 25,517,655     $ 11,539,773
                                             ============     ============     ============     ============




                                                                                         Variable
                                            Variable Latin America Division    Telecommunications Division*
                                            -------------------------------    -----------------------------
                                                 1994             1993             1994             1993
                                            -------------     -------------    ------------     ------------
Operations:
 Net investment income (loss) ...........    $   (193,665)    $    (25,610)    $   (308,735)    $    (12,987)
 Net realized gain (loss) on
  investments ...........................       2,505,931           69,308          170,763                0
 Net unrealized gain (loss) on
  investments ...........................      (2,279,969)       1,506,026        2,027,155          553,722
                                             ------------     ------------     ------------     ------------
  Net increase (decrease) in net assets
   resulting from operations ............          32,297        1,549,724        1,889,183          540,735

 Deposits into Separate Account .........      21,910,069        5,575,092       29,801,164        5,556,953
 Transfers to Separate Account ..........         558,243        1,109,161        2,002,590        1,794,758
 Withdrawals from Separate Account ......      (4,055,755)        (148,674)      (5,616,777)          (3,603)
                                             ------------     ------------     ------------     ------------
  Net deposits into Separate Account ....      18,412,557        6,535,579       26,186,977        7,348,108
                                             ------------     ------------     ------------     ------------
   Increase in net assets ...............      18,444,854        8,085,303       28,076,160        7,888,843
 Net assets, beginning of period ........       8,085,303                0        7,888,843                0
                                             ------------     ------------     ------------     ------------
 Net assets, end of period ..............    $ 26,530,157     $  8,085,303     $ 35,965,003     $  7,888,843
                                             ============     ============     ============     ============


                                             Variable          Variable
                                           International       Emerging
                                              Growth           Markets
                                            Division**        Division***
                                           ------------     ------------
                                               1994             1994
                                           ------------     ------------
Operations:
 Net investment income (loss) ...........  $        874     $     45,748
 Net realized gain (loss) on
  investments ...........................       (30,763)          92,507
 Net unrealized gain (loss) on
  investments ...........................       (86,474)        (687,996)
                                           ------------     ------------
  Net increase (decrease) in net assets
   resulting from operations ............      (116,363)        (549,741)

 Deposits into Separate Account .........     2,245,552        6,973,126
 Transfers to Separate Account ..........       548,312        2,540,709
 Withdrawals from Separate Account ......      (746,236)      (2,118,626)
                                           ------------     ------------
  Net deposits into Separate Account ....     2,047,628        7,395,209
                                           ------------     ------------
   Increase in net assets ...............     1,931,265        6,845,468
 Net assets, beginning of period ........             0                0
                                           ------------     ------------
 Net assets, end of period ..............  $  1,931,265     $  6,845,468
                                           ============     ============


  * The Variable Telecommunications Division commenced operations October 18, 1993.
 ** The Variable International Growth Division commenced operations July 12,
    1994.
*** The Variable Emerging Markets Division commenced operations July 6, 1994.




See accompanying notes to the financial statements.

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                  GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1994

NOTE 1--ORGANIZATION

General American Separate Account Twenty-eight and General American Separate Account Twenty-nine (the Separate Accounts) commenced operations on February 10, 1993, and are registered under the Investment Company Act of 1940 (1940 Act) as unit investment trusts. The Separate Accounts receive purchase payments from individual variable annuity contracts issued by General American Life Insurance Company (General American) which may be qualified or non-tax qualified.

Separate Account Twenty-eight is divided into four divisions and Separate Account Twenty-nine is divided into eight divisions. Each division invests exclusively in shares of a single fund of G.T. Global Variable Investment Funds (the Funds), an open-end diversified management investment company. Separate Account Twenty-eight invests in the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Funds. Separate Account Twenty-nine invests in the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International Growth and Variable Emerging Markets Funds.

Contractholders have the option of directing their deposits into one or all of the Divisions as well as a fixed account of General American, which is not generally subject to regulation under the Securities Act of 1933 or the 1940 Act. The unit values for the Separate Accounts for all divisions began at $12.00 on February 10, 1993, except the following Divisions of Separate Account Twenty-nine which began at $12.00: the Variable Telecommunications Division on October 18, 1993, the Variable International Growth Division on July 12, 1994, and the Variable Emerging Markets Division on July 6, 1994.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Accounts in the preparation of financial statements. The policies followed are in conformity with generally accepted accounting principles.

A.  Investments

The Separate Accounts' investments in the G.T. Global Variable Funds are valued daily on the respective shares held and based on the net asset values as reported to General American by the Funds at the close of each business day. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Accounts. Share transactions are recorded on the trade date, which is the same as the settlement date.

B.  Federal Income Taxes

Under current Federal income tax law, the investment income and capital gains from sales of investments of the Separate Accounts are not taxable. Therefore, no Federal income tax expense has been provided.

C.  Dividend Reinvestment

Dividends are recorded on the ex-dividend date and immediately reinvested on the pay date.

NOTE 3--CONTRACT CHARGES

Mortality and Expense Assurance Charge: General American assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Accounts, for which the Separate Accounts are charged an annual fee of 1.25% based on the values at the end of each valuation period. Mortality and expense charges totaled $1,832,887 for the period ended December 31, 1994.

Surrender charge: Under Separate Account contractual arrangements, General American is entitled to collect payment for sales charges. Contracts are subject to a deferred sales charge contingent upon surrender of the contract or a greater than 10% partial withdrawal of funds on deposit. The sales charge is 6% the first contract year, decreasing by 1% each subsequent year. The contingent deferred sales charge will be waived in the event of annuitization after the third year or on death if the date of issue is prior to the annuitant's 75th birthday. Sales charges as a result of surrenders totaled $112,160 for the period ended December 31, 1994.

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                  GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                          NOTES TO FINANCIAL STATEMENTS
                                   (continued)

                                December 31, 1994


Account Fee and Administrative Charges: General American has the responsibility for the administration of the contract. As reimbursement for account administrative expenses, on the last day of the contract year, General American deducts an account fee. For contracts with accumulated values less than $20,000, the fee is the lesser of $30 or 2% of the accumulated value for contract years ending prior to December 31, 1999. Thereafter, the account fee may be adjusted annually. The account fee is waived for contracts with accumulated values of $20,000 or more. General American charges $25 for each transfer in excess of twelve (12) during the Contract Year, excluding transfers made under the Dollar Cost Averaging program and reserves the right to charge a fee to cover the expenses for special handling. Account fees totaled $29,841 for the period ended December 31, 1994. General American also provides certain administrative services for which it charges an administrative charge to the Separate Accounts at an annual rate of 0.15% at the end of each valuation period. Administrative charges totaled $219,946 for the period ended December 31, 1994.

Premium Taxes: In states which charge premium taxes, the taxes are withdrawn from the purchase payment or the accumulated value of the contract.

NOTE 4--PURCHASES AND SALES OF G.T. GLOBAL VARIABLE INVESTMENT FUND SHARES

During the period ended December 31, 1994, cost of purchases and proceeds from sales of G.T. Global Variable Investment Fund shares were as follows:

SEPARATE ACCOUNT TWENTY-EIGHT                              PURCHASES                  SALES
-----------------------------                              ---------                  -----
Money Market Fund                                         $48,331,228            $32,564,738
Variable Strategic Income Fund                             18,668,024              6,857,549
Variable Global Government Income Fund                      7,455,806              2,418,106
Variable U.S. Government Income Fund                        3,777,624              1,914,708

SEPARATE ACCOUNT TWENTY-NINE
----------------------------
Variable New Pacific Fund                                 $29,461,843            $15,825,390
Variable Europe Fund                                       15,125,520              4,973,566
Variable America Fund                                      16,527,146              3,746,344
Variable Growth & Income Fund                              17,052,924              1,836,701
Variable Latin America Fund                                25,826,986              7,931,188
Variable Telecommunications Fund                           27,414,365              1,603,524
Variable International Growth Fund                          3,549,604              1,507,244
Variable Emerging Markets Fund                              8,661,880              1,166,874

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                  GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                          NOTES TO FINANCIAL STATEMENTS
                                   (continued)

                                December 31, 1994

Note 5--ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity for the year ended December 31, 1994 and the period ended December 31, 1993 for Separate Account Twenty-eight (in thousands):

                                                                                   Variable
                                           Money Market Division            Strategic Income Division
                                           ---------------------           -------------------------
                                               1994      1993                    1994       1993
                                              ------    ------                  ------     ------
Individual units held:
 Deposits.................................     6,293      708                    1,877      1,402
 Withdrawals..............................    (5,024)    (405)                  (1,178)      (215)
 Outstanding units, beginning of period ..       303        0                    1,187          0
                                              ------     ----                   ------      -----
 Outstanding units, end of period ........     1,572      303                    1,886      1,187
                                              ======     ====                   ======      =====

General American Life Insurance Company
 seed money:
 Deposits ................................         0        0                        0          8
 Withdrawals .............................         0        0                        0         (8)
 Outstanding units, beginning of period ..         0        0                        0          0
                                              ------     ----                   ------      -----
 Outstanding units, end of period ........         0        0                        0          0
                                              ======     ====                   ======      =====


                                                Variable Global                    Variable U.S.
                                           Government Income Division        Government Income Division
                                           --------------------------        --------------------------
                                                1994      1993                     1994      1993
                                               ------    ------                   ------    ------
Individual units held:
 Deposits.................................       849      527                      384         64
 Withdrawals..............................      (488)     (63)                    (248)       (12)
 Outstanding units, beginning of period ..       464        0                       52          0
                                                ----      ---                     ----       ----
 Outstanding units, end of period ........       825      464                      188         52
                                                ====      ===                     ====       ====

General American Life Insurance Company
 seed money:
 Deposits ................................         0        8                        0         17
 Withdrawals .............................         0       (8)                       0          0
 Outstanding units, beginning of period ..         0        0                       17          0
                                                ----      ---                     ----        ---
 Outstanding units, end of period ........         0        0                       17         17
                                                ====      ===                     ====        ===

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                  GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                          NOTES TO FINANCIAL STATEMENTS
                                   (Continued)

                                December 31, 1994


Note 5--ACCUMULATION UNIT ACTIVITY (CONTINUED)

The following is a summary of the accumulation unit activity for the year ended December 31, 1994 and for the period ended December 31, 1993 for all Divisions except the Variable International Growth Division which shows the unit activity for the period from July 12, 1994 through December 31, 1994 and the Variable Emerging Markets Division which shows the unit activity for the period from July 6, 1994 through December 31, 1994 for Separate Account Twenty-nine (in thousands):



                                                    Variable New Pacific Division         Variable Europe Division
                                                    -----------------------------         -------------------------
                                                     1994                   1993           1994               1993
                                                    ------                 ------         ------             ------
Individual units held:
  Deposits .............................             2,794                    598          1,444                424
  Withdrawals ..........................            (1,876)                  (106)          (786)               (75)
  Outstanding units, beginning of
   period ..............................               492                      0            349                  0
                                                    ------                 ------         ------             ------
  Outstanding units, end of period .....             1,410                    492          1,007                349
                                                    ======                 ======         ======             ======


General American Life Insurance Company
  seed money:
  Deposits .............................                 0                      8              0                  8
  Withdrawals ..........................                 0                     (8)             0                 (8)
  Outstanding units, beginning of
   period ..............................                 0                      0              0                  0
                                                    ------                 ------         ------             ------
  Outstanding units, end of period .....                 0                      0              0                  0
                                                    ======                 ======         ======             ======


                                                                                                   Variable
                                                     Variable America Division             Growth & Income Division
                                                     -------------------------             -------------------------
                                                      1994               1993               1994               1993
                                                     ------             ------             ------             ------
Individual units held:
  Deposits .............................              1,465                166              1,656                947
  Withdrawals ..........................               (629)               (49)              (575)              (120)
  Outstanding units, beginning of
   period ..............................                117                  0                827                  0
                                                     ------             ------             ------             ------
  Outstanding units, end of period .....                953                117              1,908                827
                                                     ======             ======             ======             ======


General American Life Insurance Company
  seed money:
  Deposits .............................                  0                  8                  0                  8
  Withdrawals ..........................                  0                 (8)                 0                 (8)
  Outstanding units, beginning of
   period ..............................                  0                  0                  0                  0
                                                     ------             ------             ------             ------
  Outstanding units, end of period .....                  0                  0                  0                  0
                                                     ======             ======             ======             ======





                                                             Variable                              Variable
                                                      Latin America Division              Telecommunications Division
                                                    -------------------------             ---------------------------
                                                     1994               1993               1994               1993
                                                    ------             ------             ------             ------
Individual units held:
  Deposits .............................             1,988                566              2,880                642
  Withdrawals ..........................            (1,039)              (103)              (873)               (37)
  Outstanding units, beginning of
   period ..............................               463                  0                605                  0
                                                    ------             ------             ------             ------
  Outstanding units, end of period .....             1,412                463              2,612                605
                                                    ======             ======             ======             ======


General American Life Insurance Company
  seed money:
  Deposits .............................                 0                  8                  0                  0
  Withdrawals ..........................                 0                 (8)                 0                  0
  Outstanding units, beginning of
   period ..............................                 0                  0                  0                  0
                                                    ------             ------             ------             ------
  Outstanding units, end of period .....                 0                  0                  0                  0
                                                    ======             ======             ======             ======

                                                      Variable           Variable
                                                    International        Emerging
                                                       Growth            Markets
                                                      Division           Division
                                                    -------------        --------
                                                        1994               1994
                                                       ------             ------
Individual units held:
  Deposits .............................                  382                989
  Withdrawals ..........................                 (210)              (415)
  Outstanding units, beginning of
   period ..............................                    0                  0
                                                       ------             ------
  Outstanding units, end of period .....                  172                574
                                                       ======             ======


General American Life Insurance Company
  seed money:
  Deposits .............................                    0                  0
  Withdrawals ..........................                    0                  0
  Outstanding units, beginning of
   period ..............................                    0                  0
                                                       ------             ------
  Outstanding units, end of period .....                    0                  0
                                                       ======             ======

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                          SEPARATE ACCOUNT TWENTY-NINE

                             SCHEDULE OF INVESTMENTS

                                December 31, 1994


                                                                                       Market
                                                           No. of Shares                Value
                                                           -------------             -----------
Separate Account Twenty-Eight:

  G.T. Global: Money Market Fund........................     19,439,586              $19,439,586

  G.T. Global: Variable Strategic Income Fund...........      2,138,520               23,138,790

  G.T. Global: Variable Global Government Income Fund...        905,992                9,630,693

  G.T. Global: Variable U.S. Government Income Fund ....        236,950                2,556,694


Separate Account Twenty-Nine:

  G.T. Global: Variable New Pacific Fund ...............      1,382,206               19,364,703

  G.T. Global: Variable Europe Fund ....................        991,932               15,097,199

  G.T. Global: Variable America Fund ...................        961,005               15,193,495

  G.T. Global: Variable Growth & Income Fund ...........      1,968,557               25,571,551

  G.T. Global: Variable Latin America Fund..............      1,367,510               26,215,173

  G.T. Global: Variable Telecommunications Fund ........      2,568,703               35,910,464

  G.T. Global: Variable International Growth Fund.......        171,122                1,925,123

  G.T. Global: Variable Emerging Markets Fund...........        580,279                6,899,517

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                          SEPARATE ACCOUNT TWENTY-NINE

                         CONDENSED FINANCIAL INFORMATION

                                                                                                               Total Units
                                                                            Accumulation      Accumulation     Outstanding,
                                                                             Unit Value:       Unit Value:     End of Period
                                                                        Beginning of Period*  End of Period   (in thousands)
                                                                        --------------------  -------------   --------------
Separate Account Twenty-Eight:


  Money Market Division
                                                       1994                    12.15             12.40              1,572
                                                       1993                    12.00             12.15                303

  Variable Strategic Income Division
                                                       1994                    15.11             12.36              1,886
                                                       1993                    12.00             15.11              1,187

  Variable Global Government Income Division
                                                       1994                    12.95             11.66                825
                                                       1993                    12.00             12.95                464

  Variable U.S. Government Income Division
                                                       1994                    12.61             11.65                205
                                                       1993                    12.00             12.61                 69

Separate Account Twenty-Nine:


  Variable New Pacific Division
                                                       1994                    15.87             13.70              1,410
                                                       1993                    12.00             15.87                492

  Varible Europe Division
                                                       1994                    15.14             14.84              1,007
                                                       1993                    12.00             15.14                349

  Variable America Division
                                                       1994                    13.59             15.93                953
                                                       1993                    12.00             13.59                117

  Variable Growth & Income Division
                                                       1994                    13.96             13.37              1,908
                                                       1993                    12.00             13.96                827

  Variable Latin America Division
                                                       1994                    17.46             18.79              1,412
                                                       1993                    12.00             17.46                463

  Variable Telecommunications Division
                                                       1994                    13.03             13.77              2,612
                                                       1993                    12.00             13.03                605

  Variable International Growth Division
                                                       1994                    12.00             11.22                172

  Variable Emerging Markets Division
                                                       1994                    12.00             11.93                574

* At inception of Separate Account on February 10, 1993, except for the Variable Telecommunications Division, which commenced operations on October 18, 1993, the Variable International Growth Division, which commenced operations on July 12, 1994, and the Variable Emerging Markets Division, which commenced operations on July 6, 1994.

See accompanying notes to financial statements.

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               September 30, 1995
                                  (Unaudited)


                                                                                  Variable       Variable Global     Variable U.S.
                                                                   Money          Strategic        Government         Government
                                                                   Market          Income            Income             Income
                                                                  Division        Division          Division           Division
                                                                -----------      -----------     ---------------     -------------
Assets:
  Investments in G.T. Global Variable Investment Funds,
    at market value (see Schedule of Investments):              $14,970,838      $23,604,294       $11,091,206        $4,931,787
  Receivable from General American Life
    Insurance Company                                                     0                0           106,688           552,169
  Receivable from G.T. Global Financial Services, Inc.               57,039                0                 0                 0
                                                                -----------      -----------       -----------        ----------
      Total assets                                               15,027,877       23,604,294        11,197,894         5,483,956
                                                                -----------      -----------       -----------        ----------

Liability:
  Payable to General American Life
    Insurance Company                                               436,571           48,184                 0                 0
                                                                -----------      -----------       -----------        ----------
          Total net assets                                      $14,591,306      $23,556,110       $11,197,894        $5,483,956
                                                                ===========      ===========       ===========        ==========

Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                                $14,591,306      $23,556,110       $11,197,894        $5,271,312
  General American Life Insurance Company
    seed money cash value                                                 0                0                 0           212,644
                                                                -----------      -----------       -----------        ----------
          Total net assets                                      $14,591,306      $23,556,110       $11,197,894        $5,483,956
                                                                ===========      ===========       ===========        ==========

  Total individual units held                                     1,144,044        1,713,990           874,277           413,146
  Total seed money units held                                             0                0                 0            16,667

  Individual unit value                                         $     12.75      $     13.74       $     12.81        $    12.76
  Cost of investments                                           $14,970,838      $23,174,208       $11,102,811        $4,905,241

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                      STATEMENTS OF ASSETS AND LIABILITIES

                               September 30, 1995
                                  (Unaudited)

                                                                                                         Variable
                                                                Variable      Variable     Variable      Growth &       Variable
                                                               New Pacific     Europe      America       Income       Latin America
                                                                Division      Division     Division      Division       Division
                                                               -----------    --------     --------      --------     -------------
Assets:
  Investments in G.T. Global Variable Investment Funds,
    at market value (see Schedule of Investments):            $20,453,667   $15,755,420   $41,359,117   $29,378,458    $20,248,412
  Receivable from General American
    Life Insurance Company                                      1,136,504             0             0             0              0
                                                              -----------   -----------   -----------   -----------    -----------
      Total assets                                             21,590,171    15,755,420    41,359,117    29,378,458     20,248,412
                                                              -----------   -----------   -----------   -----------    -----------

Liability:
  Payable to General American Life
    Insurance Company                                                   0        13,849       508,393       360,682         18,020
                                                              -----------   -----------   -----------   -----------    -----------
          Total net assets                                    $21,590,171   $15,741,571   $40,850,724   $29,017,776    $20,230,392
                                                              ===========   ===========   ===========   ===========    ===========

Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                              $21,590,171   $15,741,571   $40,850,724   $29,017,776    $20,230,392
                                                              ===========   ===========   ===========   ===========    ===========

  Total individual units held                                   1,593,513       983,218     1,938,820     2,011,590      1,364,433

  Individual unit value                                       $     13.55   $     16.01   $     21.07   $     14.43    $     14.83
  Cost of investments                                         $20,819,608   $15,093,696   $36,266,914   $28,535,380    $22,840,967


                                                               Variable      Variable       Variable      Variable      Variable
                                                               Telecom-    International    Emerging       Natural       Infra-
                                                              munications     Growth        Markets       Resource     structure
                                                               Division      Division       Division      Division      Division
                                                              -----------  -------------   ----------    ----------   -----------
Assets:
  Investments in G.T. Global Variable Investment Funds,
    at market value (see Schedule of Investments):            $52,726,258    $3,297,845    $8,481,602     $826,671      $922,070
  Receivable from General American
    Life Insurance Company                                              0             0             0          134         1,145
                                                              -----------    ----------    ----------     --------      --------
      Total assets                                             52,726,258     3,297,845     8,481,602      826,805       923,215
                                                              -----------    ----------    ----------     --------      --------

Liability:
  Payable to General American Life
    Insurance Company                                              85,932         4,105         7,196            0             0
                                                              -----------    ----------    ----------     --------      --------
          Total net assets                                    $52,640,326    $3,293,740    $8,474,406     $826,805      $923,215
                                                              ===========    ==========    ==========     ========      ========

Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                              $52,640,326    $3,293,740    $8,474,406     $826,805      $923,215
                                                              ===========    ==========    ==========     ========      ========

  Total individual units held                                   2,927,478       297,568       768,041       59,731        69,177

  Individual unit value                                       $     17.98    $    11.07    $    11.03     $  13.84      $  13.35
  Cost of investments                                         $40,011,205    $3,240,715    $8,604,207     $829,136      $931,855

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                            STATEMENTS OF OPERATIONS

                  For the nine months ended September 30, 1995
                                  (Unaudited)


                                                                                  Variable       Variable Global     Variable U.S.
                                                                   Money          Strategic        Government         Government
                                                                   Market          Income            Income             Income
                                                                  Division        Division          Division           Division
                                                                -----------      -----------     ---------------     -------------
Investment income:
  Dividend income                                               $   610,813      $ 1,478,513       $  536,845        $   159,290

Expenses:
  Mortality, expense and administrative charges                    (166,952)        (239,656)        (110,642)           (42,946)
                                                                -----------      -----------       ----------        -----------
    Net investment income                                           443,861        1,238,857          426,203            116,344

Net realized gain (loss) on investments:
  Proceeds from sales                                            19,563,303       14,243,712        5,856,075         11,461,914
  Cost of investments sold                                       19,563,303       17,886,534        6,445,356         11,275,925
                                                                -----------      -----------       ----------        -----------
     Net realized gain (loss) on investments                              0       (3,642,822)        (589,281)           185,989

Net unrealized gain on investments:
  Unrealized gain on investments,
      December 31, 1994                                                   0        4,293,669        1,125,758             17,130
  Unrealized gain (loss) on investments,
      September 30, 1995                                                  0          430,086          (11,605)            26,547
                                                                -----------      -----------       ----------        -----------
      Net unrealized gain on investments                                  0        4,723,755        1,114,153             43,677
                                                                -----------      -----------       ----------        -----------
      Net gain on investments                                             0        1,080,933          524,872            229,666
                                                                -----------      -----------       ----------        -----------
Net increase  in net assets
  resulting from operations                                     $   443,861      $ 2,319,790       $  951,075        $   346,010
                                                                ===========      ===========       ==========        ===========

                  GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                            STATEMENTS OF OPERATIONS

                  For the nine months ended September 30, 1995
                                   (Unaudited)

                                                                                                        Variable
                                                     Variable         Variable         Variable         Growth &        Variable
                                                    New Pacific        Europe           America          Income       Latin America
                                                     Division         Division         Division         Division        Division
                                                   ------------     ------------     ------------     -----------     -------------
Investment income:
  Dividend income                                  $     89,700     $    153,925     $    605,026     $   605,643     $  2,979,778

Expenses:
  Mortality, expense and administrative charges        (210,693)        (159,934)        (317,182)       (286,404)        (210,788)
                                                   ------------     ------------     ------------     -----------     ------------
    Net investment income (loss)                       (120,993)          (6,009)         287,844         319,239        2,768,990

Net realized gain (loss) on investments:
  Proceeds from sales                                53,201,098       16,373,752       14,085,629       3,172,057       17,839,309
  Cost of investments sold                           53,865,200       16,249,912       11,135,733       3,064,023       24,231,065
                                                   ------------     ------------     ------------     -----------     ------------
    Net realized gain (loss) on investments            (664,102)         123,840        2,949,896         108,034       (6,391,756)

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
      December 31, 1994                               1,348,912          348,343         (619,171)        792,989          773,943
  Unrealized gain (loss) on investments,
      September 30, 1995                               (365,941)         661,724        5,092,203         843,077       (2,592,554)
                                                   ------------     ------------     ------------     -----------     ------------
      Net unrealized gain (loss) on investments         982,971        1,010,067        4,473,032       1,636,066       (1,818,611)
                                                   ------------     ------------     ------------     -----------     ------------
      Net gain (loss) on investments                    318,869        1,133,907        7,422,928       1,744,100       (8,210,367)
                                                   ------------     ------------     ------------     -----------     ------------
Net increase (decrease) in net assets
  resulting from operations                        $    197,876     $  1,127,898     $  7,710,772     $ 2,063,339     $ (5,441,377)
                                                   ============     ============     ============     ===========     ============

                                                    Variable          Variable        Variable        Variable      Variable
                                                    Telecom-       International      Emerging        Natural        Infra-
                                                   munications         Growth          Markets        Resource     structure
                                                     Division         Division        Division        Division*     Division**
                                                   ------------     ------------     -----------     ---------     ---------
Investment income:
  Dividend income                                  $  1,045,934     $      3,818     $         0     $       0     $       0

Expenses:
  Mortality, expense and administrative charges        (451,004)         (29,984)        (75,510)       (3,317)       (4,094)
                                                   ------------     ------------     -----------     ---------     ---------
    Net investment income (loss)                        594,930          (26,166)        (75,510)       (3,317)       (4,094)

Net realized gain (loss) on investments:
  Proceeds from sales                                 4,230,592       10,055,014       4,749,069       986,550       491,850
  Cost of investments sold                            3,340,911       10,133,835       5,699,388       945,505       455,494
                                                   ------------     ------------     -----------     ---------     ---------
    Net realized gain (loss) on investments             889,681          (78,821)       (950,319)       41,045        36,356

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
      December 31, 1994                              (2,580,877)          86,474         687,996             0             0
  Unrealized gain (loss) on investments,
      September 30, 1995                             12,715,054           57,130        (122,605)       (2,466)       (9,786)
                                                   ------------     ------------     -----------     ---------     ---------
      Net unrealized gain (loss) on investments      10,134,177          143,604         565,391        (2,466)       (9,786)
                                                   ------------     ------------     -----------     ---------     ---------
      Net gain (loss) on investments                 11,023,858           64,783        (384,928)       38,579        26,570
                                                   ------------     ------------     -----------     ---------     ---------
Net increase (decrease) in net assets
  resulting from operations                        $ 11,618,788     $     38,617     $  (460,438)    $  35,262     $  22,476
                                                   ============     ============     ===========     =========     =========

 * The Variable Natural Resource Division commenced operations
   February 7, 1995.
** The Variable Infrastructure Division commenced operations
   February 2, 1995.

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                       STATEMENTS OF CHANGES IN NET ASSETS

                  For the nine months ended September 30, 1995
                                   (Unaudited)


                                                                             Variable      Variable Global   Variable U.S.
                                                             Money           Strategic        Government       Government
                                                             Market           Income           Income           Income
                                                            Division         Division         Division         Division
                                                          ------------     ------------    ---------------   -------------
Operations:
  Net investment income                                   $    443,861     $  1,238,857     $    426,203     $   116,344
  Net realized gain (loss) on investments                            0       (3,642,822)        (589,281)        185,989
  Net unrealized gain (loss) on investments                          0        4,723,755        1,114,153          43,677
                                                          ------------     ------------     ------------     -----------
      Net increase in net assets
          resulting from operations                            443,861        2,319,790          951,075         346,010

  Deposits into Separate Account                             9,209,645        2,243,723        1,576,729       1,865,448
  Transfers to (from) Separate Account                     (12,202,701)      (2,735,756)        (296,434)      1,249,751
  Withdrawals from Separate Account                         (2,356,095)      (1,578,984)        (651,506)       (369,555)
                                                          ------------     ------------     ------------     -----------
      Net deposits (withdrawals) into Separate Account      (5,349,151)      (2,071,017)         628,789       2,745,644
                                                          ------------     ------------     ------------     -----------
          Increase (decrease) in net assets                 (4,905,290)         248,773        1,579,864       3,091,654
  Net assets, December 31, 1994                             19,496,596       23,307,337        9,618,030       2,392,302
                                                          ------------     ------------     ------------     -----------
  Net assets, September 30, 1995                          $ 14,591,306     $ 23,556,110     $ 11,197,894     $ 5,483,956
                                                          ============     ============     ============     ===========

                  GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                       STATEMENTS OF CHANGES IN NET ASSETS

                  For the nine months ended September 30, 1995
                                   (Unaudited)

                                                                                                       Variable
                                                          Variable       Variable       Variable       Growth &       Variable
                                                         New Pacific      Europe         America        Income      Latin America
                                                          Division       Division       Division       Division       Division
                                                         -----------    -----------    -----------    -----------   -------------
Operations:
  Net investment income (loss)                           $  (120,993)   $    (6,009)   $   287,844    $   319,239    $ 2,768,990
  Net realized gain (loss) on investments                   (664,102)       123,840      2,949,896        108,034     (6,391,756)
  Net unrealized gain (loss) on investments                  982,971      1,010,067      4,473,032      1,636,066     (1,818,611)
                                                         -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in net assets
          resulting from operations                          197,876      1,127,898      7,710,772      2,063,339     (5,441,377)

  Deposits into Separate Account                           2,623,977      1,359,420      7,917,576      2,364,540      3,288,474
  Transfers to (from) Separate Account                       462,099       (812,391)    11,822,603        875,385     (2,717,042)
  Withdrawals from Separate Account                       (1,018,506)      (873,466)    (1,779,800)    (1,803,143)    (1,429,820)
                                                         -----------    -----------    -----------    -----------    -----------
      Net deposits (withdrawals) into Separate Account     2,067,570       (326,437)    17,960,379      1,436,782       (858,388)
                                                         -----------    -----------    -----------    -----------    -----------
          Increase (decrease) in net assets                2,265,446        801,461     25,671,151      3,500,121     (6,299,765)
  Net assets, December 31, 1994                           19,324,725     14,940,110     15,179,573     25,517,655     26,530,157
                                                         -----------    -----------    -----------    -----------    -----------
  Net assets, September 30, 1995                         $21,590,171    $15,741,571    $40,850,724    $29,017,776    $20,230,392
                                                         ===========    ===========    ===========    ===========    ===========

                                                       Variable       Variable       Variable      Variable     Variable
                                                       Telecom-     International    Emerging       Natural      Infra-
                                                      munications      Growth         Markets      Resource     structure
                                                       Division       Division       Division      Division*    Division**
                                                     ------------   -------------   -----------    ---------    ---------
Operations:
  Net investment income (loss)                       $    594,930    $   (26,166)   $   (75,510)   $  (3,317)   $  (4,094)
  Net realized gain (loss) on investments                 889,681        (78,821)      (950,319)      41,045       36,356
  Net unrealized gain (loss) on investments            10,134,177        143,604        565,391       (2,466)      (9,786)
                                                     ------------    -----------    -----------    ---------    ---------
      Net increase (decrease) in net assets
          resulting from operations                    11,618,788         38,617       (460,438)      35,262       22,476

  Deposits into Separate Account                        5,984,043        961,128      2,650,741      326,274      522,803
  Transfers to (from) Separate Account                  1,248,659        628,072        (19,204)     548,636      458,322
  Withdrawals from Separate Account                    (2,176,167)      (265,342)      (542,161)     (83,367)     (80,386)
                                                     ------------    -----------    -----------    ---------    ---------
      Net deposits into Separate Account                5,056,535      1,323,858      2,089,376      791,543      900,739
                                                     ------------    -----------    -----------    ---------    ---------
          Increase in net assets                       16,675,323      1,362,475      1,628,938      826,805      923,215
  Net assets, December 31, 1994                        35,965,003      1,931,265      6,845,468            0            0
                                                     ------------    -----------    -----------    ---------    ---------
  Net assets, September 30, 1995                     $ 52,640,326    $ 3,293,740    $ 8,474,406    $ 826,805    $ 923,215
                                                     ============    ===========    ===========    =========    =========


 * The Variable Natural Resource Division commenced operations
   February 7, 1995.
** The Variable Infrastructure Division commenced operations
   February 2, 1995.

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                          SEPARATE ACCOUNT TWENTY-NINE
                             SCHEDULE OF INVESTMENTS

                               September 30, 1995
                                  (Unaudited)


                                                                               Market
                                                            No. of Shares       Value
                                                            -------------    -----------
Separate Account Twenty-Eight:

    G.T. Global:  Money Market Fund                           14,970,838     $14,970,838

    G.T. Global:  Variable Strategic Income Fund               2,072,370      23,604,294

    G.T. Global:  Variable Global Government Income Fund         990,286      11,091,206

    G.T. Global:  Variable U.S. Government Income Fund           429,973       4,931,787


Separate Account Twenty-Nine:

    G.T. Global:  Variable New Pacific Fund                    1,467,264      20,453,667

    G.T. Global:  Variable Europe Fund                           959,526      15,755,420

    G.T. Global:  Variable America Fund                        1,993,210      41,359,117

    G.T. Global:  Variable Growth & Income Fund                2,121,188      29,378,458

    G.T. Global:  Variable Latin America Fund                  1,551,602      20,248,412

    G.T. Global:  Variable Telecommunications Fund             2,930,865      52,726,258

    G.T. Global:  Variable International Growth Fund             294,450       3,297,845

    G.T. Global:  Variable Emerging Markets Fund                 763,421       8,481,602

    G.T. Global:  Variable Natural Resource Fund                  59,132         826,671

    G.T. Global:  Variable Infrastructure Fund                    68,454         922,070

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                        Financial Statements and Schedule

                           December 31, 1994 and 1993

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report


The Board of Directors
General American Life Insurance Company:

We have audited the accompanying balance sheets of General American Life Insurance Company as of December 31, 1994 and 1993, and the related statements of operations, policyholders' surplus, and contingency reserves and cash flows for each of the years in the three-year period ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company as of December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles (see note 1 to the financial statements).

As discussed in note 7 to the financial statements, during 1993 the Company changed its accounting policy related to employers' accounting for postretirement benefits other than pensions. Also, as discussed in note 1 to the financial statements, during 1993 the Company changed its method of accounting for the undistributed equity in income of unconsolidated subsidiaries to the statutory equity method.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


March 10, 1995
                                            /s/ KPMG Peat Marwick LLP

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                                 Balance Sheets

                           December 31, 1994 and 1993

                            (In thousands of dollars)

-------------------------------------------------------------------------------------------------------------------------
                                            Assets                                                1994            1993
-------------------------------------------------------------------------------------------------------------------------
Invested assets:
    Bonds                                                                                     $  3,223,167      2,965,083
    Mortgage loans                                                                               1,565,710      1,433,420
    Real estate                                                                                    231,554        262,811
    Stocks                                                                                         266,776        282,703
    Market value appreciation of subsidiaries                                                      285,340        268,887
    Loans to policyholders                                                                       1,152,518      1,019,780
    Short-term investments                                                                           4,912         10,298
    Other invested assets                                                                           35,121         38,585
    Cash and cash equivalents                                                                       57,991         59,859
-------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                            6,823,089      6,341,426
Accrued investment income                                                                           91,169         81,062
Premiums deferred and uncollected                                                                   75,454         74,573
Other assets                                                                                       106,455         95,081
Separate accounts                                                                                1,239,311      1,015,971
-------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                  $  8,335,478      7,608,113
=========================================================================================================================


-------------------------------------------------------------------------------------------------------------------------
                 Liabilities, Contingency Reserves, And Policyholders' Surplus
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
    Policyholders' liabilities:
      Policy reserves                                                                         $  4,662,012      4,339,969
      Pension funds                                                                              1,018,588        768,349
      Policy and contract claims                                                                    87,904         97,861
      Dividends - accumulated, due and provided                                                    201,334        175,223
      Premiums received in advance and premium deposits                                             24,592        162,795
-------------------------------------------------------------------------------------------------------------------------
Total policyholders' liabilities                                                                 5,994,430      5,544,197
    Commissions, expenses, and taxes                                                                90,590         75,455
    Amounts due - reinsurance                                                                       42,690         30,758
    Other                                                                                          236,400        221,030
    Separate accounts                                                                            1,219,124      1,012,916
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                7,583,234      6,884,356
-------------------------------------------------------------------------------------------------------------------------
Contingency reserves:
    Asset valuation reserve                                                                        235,351        243,444
    Interest maintenance reserve                                                                    20,560         36,131
-------------------------------------------------------------------------------------------------------------------------
Total contingency reserves                                                                         255,911        279,575
-------------------------------------------------------------------------------------------------------------------------
Policyholders' surplus:
    Reserve for group insurance                                                                     43,529         40,008
    Surplus notes                                                                                  107,000           --
    Unassigned funds                                                                               345,804        404,174
-------------------------------------------------------------------------------------------------------------------------
Total policyholders' surplus                                                                       496,333        444,182
-------------------------------------------------------------------------------------------------------------------------
Total liabilities, contingency reserves, and policyholders' surplus                           $  8,335,478      7,608,113
=========================================================================================================================

See accompanying notes to financial statements.

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                Statements of Operations, Policyholders' Surplus,
                            and Contingency Reserves

                  Years ended December 31, 1994, 1993, and 1992

                            (In thousands of dollars)

-------------------------------------------------------------------------------------------------------------------------
                                                                                     1994          1993           1992
-------------------------------------------------------------------------------------------------------------------------
Revenue:
    Premiums                                                                    $   1,485,704     1,040,403     1,383,409
    Net investment income                                                             501,863       485,705       482,601
    Reinsurance ceded and other income                                                250,072       141,564       284,739
-------------------------------------------------------------------------------------------------------------------------
Total revenue                                                                       2,237,639     1,667,672     2,150,749
-------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
    Benefits                                                                        1,203,506     1,059,584     1,139,769
    Increase in reserves                                                              425,976         6,490       468,191
    Commissions                                                                       174,030       157,159       142,637
    General and administrative expenses                                               246,890       255,024       218,730
-------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                         2,050,402     1,478,257     1,969,327
-------------------------------------------------------------------------------------------------------------------------
Gain from operations                                                                  187,237       189,415       181,422
Dividends to policyholders                                                            127,576        89,111       100,851
Provision for federal income tax                                                       35,390        23,753        34,362
-------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                               24,271        76,551        46,209
Capital gains (losses), net of federal income tax                                     (49,158)      (21,552)        3,837
Net capital losses (gains) transferred to the interest maintenance
    reserve                                                                            11,012       (13,330)      (28,721)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss)                                                                       (13,875)       41,669        21,325
-------------------------------------------------------------------------------------------------------------------------
Other policyholders' surplus changes:
    Unrealized capital gains and losses, net                                             (499)      215,479        83,394
    Additions from (to) contingency reserves                                           23,664       (95,430)      (89,743)
    Repayment of nonrecourse transfer agreement                                       (35,949)      (13,000)      (12,000)
    Surplus notes                                                                     107,000          --            --
    Other items, net                                                                  (28,190)           65        16,493
-------------------------------------------------------------------------------------------------------------------------
                                                                                       66,026       107,114        (1,856)
-------------------------------------------------------------------------------------------------------------------------
Increase in policyholders' surplus                                                     52,151       148,783        19,469
Policyholders' surplus, beginning of year                                             444,182       295,399       275,930
-------------------------------------------------------------------------------------------------------------------------
Policyholders' surplus, end of year                                             $     496,333       444,182       295,399
=========================================================================================================================

Contingency reserves:
    Addition (to) from policyholders' surplus                                         (23,664)       95,430        89,743
    Contingency reserves, beginning of year                                           279,575       184,145        94,402
-------------------------------------------------------------------------------------------------------------------------
    Contingency reserves, end of year                                           $     255,911       279,575       184,145
=========================================================================================================================

See accompanying notes to financial statements.

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                            Statements of Cash Flows

                  Years ended December 31, 1994, 1993, and 1992

                            (In thousands of dollars)

-------------------------------------------------------------------------------------------------------------------------
                                                                                     1994          1993           1992
-------------------------------------------------------------------------------------------------------------------------
Cash flows from operations:
    Cash received:
      Premiums                                                                  $   1,492,175     1,136,015     1,424,453
      Net investment income                                                           501,683       460,617       477,813
      Reinsurance ceded and other income                                              137,201       123,004       255,663
-------------------------------------------------------------------------------------------------------------------------
Total cash received from operations                                                 2,131,059     1,719,636     2,157,929
-------------------------------------------------------------------------------------------------------------------------
    Benefits paid:
      Life, accident, and health claims                                              (437,729)     (468,595)     (429,545)
      Benefits to policyholders                                                      (242,016)     (505,911)     (558,458)
      Dividends to policyholders                                                     (100,038)     (100,642)     (107,614)
-------------------------------------------------------------------------------------------------------------------------
Total benefits paid                                                                  (779,783)   (1,075,148)   (1,095,617)
-------------------------------------------------------------------------------------------------------------------------
    Operating charges paid:
      Commissions, expenses, and taxes                                               (410,154)     (424,545)     (526,041)
      Net transfers to separate accounts                                             (321,268)     (145,855)      (83,913)
      Federal income taxes                                                             (5,393)      (23,415)      (57,923)
-------------------------------------------------------------------------------------------------------------------------
Total operating charges paid                                                         (736,815)     (593,815)     (667,877)
-------------------------------------------------------------------------------------------------------------------------
    Other, net                                                                        153,082        45,343        40,697
-------------------------------------------------------------------------------------------------------------------------
Net cash provided by operations                                                       767,543        96,016       435,132
-------------------------------------------------------------------------------------------------------------------------
Cash flows from investments:
    Proceeds from investments sold, matured, or repaid:
      Bonds                                                                           751,219     1,258,702     1,311,059
      Mortgage loans                                                                  135,503       102,050       122,659
      Net decrease in loans to policyholders                                            --           62,600         --
      Other invested assets                                                           100,609       116,693        45,637
-------------------------------------------------------------------------------------------------------------------------
Total investment proceeds                                                             987,331     1,540,045     1,479,355
-------------------------------------------------------------------------------------------------------------------------
    Cost of investments acquired:
      Bonds                                                                        (1,031,372)   (1,440,513)   (1,411,449)
      Mortgage loans                                                                 (309,433)     (109,719)      (74,823)
      Net increase in loans to policyholders                                         (132,739)        --         (228,706)
      Other invested assets                                                          (390,198)     (190,090)     (129,880)
-------------------------------------------------------------------------------------------------------------------------
Total investments acquired                                                         (1,863,742)   (1,740,322)   (1,844,858)
-------------------------------------------------------------------------------------------------------------------------
Net cash used in investments                                                         (876,411)     (200,277)     (365,503)
-------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities - issuance of surplus notes                      107,000         --            --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                   (1,868)     (104,261)       69,629
Cash and cash equivalents, beginning of year                                           59,859       164,120        94,491
-------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents, end of year                                          $      57,991        59,859       164,120
=========================================================================================================================

See accompanying notes to financial statements.

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

                        December 31, 1994, 1993, and 1992

===============================================================================

(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The financial statements of General American Life Insurance Company (the Company or General American) include the Company and, on the equity method of accounting, the following majority-owned unconsolidated subsidiaries: Reinsurance Group of America, Incorporated (RGA); Paragon Life Insurance Company; GenCare Health Systems, Inc. (GenCare); General American Holding Company; Security Equity Life Insurance Company; and General Life Insurance Company of America. The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of Missouri and in conformity with the practices of the National Association of Insurance Commissioners (NAIC) which are currently considered generally accepted accounting principles for mutual life insurance companies. In April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises," regarding the applicability of generally accepted accounting principles (GAAP) to mutual life insurance companies. This Interpretation requires mutual life insurance companies that have traditionally issued statutory basis financial statements that have been reported to be in conformity with generally accepted accounting principles, to apply all authoritative accounting pronouncements in preparing those statements, effective for periods beginning after December 15, 1994. In January 1995, the FASB issued Statement of Financial Accounting Standards No. 120 (SFAS 120), "Accounting and Reporting by Mutual Life Insurance Enterprises for Certain Long-Duration Participating Contracts," and the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 95-1 (SOP 95-1), "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises," which together define the GAAP model for mutual life insurance enterprises. These pronouncements define the method of accounting for certain participating life insurance contracts of mutual and stock life insurance companies which meet the criteria defined in SOP 95-1. SFAS 120 also defers implementation of Interpretation No. 40 to be concurrent with the implementation of SFAS
       120. SFAS 120 and SOP 95-1 are effective for financial statements issued for fiscal years beginning after December 15, 1995. Management cannot presently determine the effects of implementation of SFAS 120 and SOP 95-1 on the financial position or results of the Company.

       In accordance with Missouri State Insurance Law and Regulations, General American's subsidiaries are not consolidated for regulatory filing purposes.

       Valuation of Investments

       Bonds and stocks are valued as prescribed by the NAIC. Bonds are primarily carried at amortized cost, as it is generally the Company's intent to hold such to maturity. However, the Company does liquidate some bonds prior to maturity based on asset/liability and duration-matching requirements associated with policies and contracts. Additionally, nonredeemable preferred stocks are carried at cost, and common stocks at fair value. The cost of investments sold is generally determined on a first-in, first-out method and includes the effect of any related amortization of premium or accretion of discount. Mortgage and policy loans are stated at the outstanding principal balances. Real estate acquired through foreclosure or held for investment is carried at the lower of cost or market value. Accumulated depreciation and encumbrances of $46.7 million and $45.0 million in 1994 and 1993, respectively, are netted against the carrying value of the Company's real estate portfolio, as are direct valuation allowances of $24.2 million and $34.7 million in 1994 and 1993, respectively.
                                                                  (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

===============================================================================


       In May 1993, the Financial Accounting Standards Board issued Statement of Accounting Standards No. 115 (SFAS 115), "Accounting for Certain Investments in Debt and Equity Securities." SFAS 115 requires debt and equity securities to be classified into the categories of available for sale, trading securities, or held to maturity. SFAS 115 expands the use of fair value accounting for investments in debt and equity securities, and allows debt securities to be classified as "held to maturity" and reported in the balance sheet at amortized cost only if the reporting entity has the positive intent and ability to hold the securities to maturity. Furthermore, SFAS 115 clarifies that securities that might be sold in response to changes in market interest rates, changes in the security's prepayment risk, or other similar factors must be classified as "available for sale" and carried at fair value. The effective date of SFAS 115 is for fiscal years beginning after December 15, 1993. The Company plans to implement SFAS 115 in 1996 to coincide with the implementation of SFAS 120. Had the Company implemented SFAS 115 in 1994, the impact at December 31, 1994 would have reduced policyholders' surplus by approximately $63 million, offset by approximately $22 million for the establishment of a deferred tax asset in accordance with SFAS 109, "Accounting for Income Taxes."

       In accordance with practices prescribed by the NAIC, General American has valued its ownership interest in two publicly traded subsidiaries based upon current quoted market values. These ownership interests are 62% of RGA and 72% of GenCare. The Company carried its investment in GenCare at December 31, 1994 at $244.5 million based on net realized value since the investment was sold on January 3, 1995 (see note 12), 85% of market value at December 31, 1993, and 80% of market value at December 31, 1992. The investment in RGA is carried at 89% of quoted market value. The extent to which the carrying value of those investments differs from adjusted historical cost creates asset appreciation or depreciation, with an offsetting unrealized gain or loss reflected in contingency reserves and policyholders' surplus.

       Beginning in 1992, certain capital gains and losses realized on investment sales that resulted from changes in the level of interest rates were recorded in an Interest Maintenance Reserve (IMR), net of related income taxes. The IMR is amortized into operating income over the approximate remaining maturities of the investments sold. See note 8 for further information. Certain other realized gains and losses from the sale or decrease in valuation basis due to change in credit quality of invested assets are presented separately from operating income, net of applicable income taxes. Unrealized capital gains and losses are reflected as direct credits and charges to policyholders' surplus.

       The NAIC has established an asset valuation reserve (AVR) for potential losses on investments. This reserve is maintained for the purpose of stabilizing surplus against the effect of fluctuations in the value of certain bond, stock, mortgage loan, and real estate investments. See note 8 for further information.

       CASH AND CASH EQUIVALENTS

       Cash equivalents include liquid investments with original or remaining maturities at purchase of 90 days or less.

       SEPARATE ACCOUNT BUSINESS

       Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable annuity contractholders. The Company receives administrative and investment advisory fees for services rendered on behalf of these funds.
                                                             (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

===============================================================================


       The amount of the asset balance in excess of liabilities of $20.2 million and $3.1 million at December 31, 1994 and 1993, respectively, represent policy surrender charges which are permitted to be recorded to surplus under statutory accounting practices.

       POLICY RESERVES

       Policy reserves for life insurance and annuities are based on statutory mortality and interest assumptions without consideration for lapses and withdrawals. Mortality assumptions are based on various mortality tables including primarily: American Experience, 1941 Commissioners Standard Ordinary (CSO), 1958 CSO, and 1980 CSO for life insurance; and 1937 Standard Annuity Table, 1971 Individual Annuity Mortality Table (IAM), 1983 IAM, and the Progressive Annuity Table for annuities. Interest assumptions range from 2.0% to 6.0% for ordinary policy reserves and from 2.0% to 11.25% for group and annuity reserves.

       Approximately 34% of the ordinary life reserves are calculated on a net level reserve basis and 66% on a modified reserve basis. The use of a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy reserve increase in the first policy year that is less than the reserve increase in renewal years.

       REVENUES AND EXPENSES

       Premiums are credited to revenue over the premium paying period of the policies. Considerations on annuities and deposit contracts are recognized as revenue when received. Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred. Investment income is recognized as earned.

       FEDERAL INCOME TAXES

       Federal income taxes are charged to operations based on income that is currently taxable. Deferred taxes are not established for the tax effects of temporary differences between financial reporting and tax basis of assets and liabilities.

       FOREIGN CURRENCY TRANSLATION

       The functional currency for the Company's Canadian business operations is the Canadian dollar. The translation of that foreign currency into U.S. dollars is performed for the asset and liability portfolios using exchange rates in effect at year-end. The income statement accounts are translated using current exchange rates in effect for the years presented. The Canadian dollars have been converted to U.S. dollars based on a conversion rate of $.7133, $.7527, and $.7869 for each Canadian dollar as of December 31, 1994, 1993, and 1992, respectively. In accordance with statutory accounting principles, the losses resulting from such translation are included as a liability and an unrealized capital loss.

       NONADMITTED ASSETS

       Certain assets, designated under statutory reporting as "nonadmitted assets," have been charged directly to policyholders' surplus.
                                                              (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

===============================================================================


       CHANGE IN ACCOUNTING PRINCIPLE

       Effective in 1993, the Company changed its method of accounting for subsidiaries to the statutory equity method of accounting to include its equity in the undistributed income of subsidiaries in net gain from operations. Included in net interest income for 1994 and 1993, respectively, is approximately $21.1 million and $33.8 million in equity in the undistributed income of unconsolidated subsidiaries. Prior to 1993, the Company reflected undistributed income of subsidiaries as a component of surplus. This accounting change has no impact on surplus.

       RECLASSIFICATIONS

       Certain 1993 and 1992 financial statement balances have been reclassified to conform to the 1994 presentation.

(2)    INVESTMENTS

       Major categories of net investment income consist of the following (in thousands of dollars):

=========================================================================================================================
         Years ended December 31                                              1994                1993             1992
=========================================================================================================================
         Bonds                                                           $   249,906             239,161          253,858
         Stocks                                                               27,938              34,953            4,730
         Mortgage loans                                                      139,392             139,012          148,121
         Real estate                                                          41,498              34,473           28,725
         Loans to policyholders                                               75,957              65,957           73,358
         Short-term investments                                                7,113               4,656            7,536
         Other                                                                   936               2,141            2,368
-------------------------------------------------------------------------------------------------------------------------
         Gross investment income                                             542,740             520,353          518,696
         Amortization of interest maintenance reserve                          4,559               4,336            1,585
         Investment expense                                                  (45,436)            (38,984)         (37,680)
-------------------------------------------------------------------------------------------------------------------------
         Net investment income                                           $   501,863             485,705          482,601
=========================================================================================================================

       BONDS

       The carrying and estimated fair values of the Company's bond investments at December 31, 1994 and 1993, by category, are as follows (in thousands of dollars):

=========================================================================================================================
                                                                                     GROSS      GROSS        ESTI-
                                                                                    UNREA-     UNREA-        MATED
                                                                        CARRYING     LIZED      LIZED         FAIR
                                  1994                                     VALUE     GAINS     LOSSES        VALUE
=========================================================================================================================
       Government obligations (including obligations
          guaranteed by the U.S. government)                       $      47,602        274     3,880        43,996
       Corporate securities                                            2,378,039     24,670   109,942     2,292,767
       Mortgage-backed securities                                        739,601      7,630    37,091       710,140
       Asset-backed securities                                            57,925      1,067     1,399        57,593
-------------------------------------------------------------------------------------------------------------------------
       Total                                                       $   3,223,167     33,641   152,312     3,104,496
=========================================================================================================================

                                                                   (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

=========================================================================================================================
                                                                                     GROSS      GROSS        ESTI-
                                                                                    UNREA-     UNREA-        MATED
                                                                        CARRYING     LIZED      LIZED         FAIR
                                  1993                                     VALUE     GAINS     LOSSES        VALUE
=========================================================================================================================
       Government obligations (including obligations
          guaranteed by the U.S. government)                       $      52,970        179       990        52,159
       Corporate securities                                            2,122,139     23,078     3,262     2,141,955
       Mortgage-backed securities                                        725,454        --        --        725,454
       Asset-backed securities                                            64,520        --        --         64,520
-------------------------------------------------------------------------------------------------------------------------
       Total                                                       $   2,965,083     23,257     4,252     2,984,088
=========================================================================================================================

       The carrying and estimated fair values of the Company's bond investments at December 31, 1994, by contractual maturity, are shown below (in thousands of dollars). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations without call or prepayment penalties.

=========================================================================================================================
                                                                                      ESTIMATED
                                                                        CARRYING        FAIR
                                                                          VALUE         VALUE
=========================================================================================================================
                           Due in one year or less                   $      92,640       95,263
                           Due one year through five years                 508,146      496,117
                           Due five years through ten years              1,164,822    1,118,617
                           Due after ten years                           1,457,559    1,394,499
-------------------------------------------------------------------------------------------------------------------------
                           Total                                     $   3,223,167    3,104,496
=========================================================================================================================

       Proceeds from bond sales were $.8 billion, $1.3 billion, and $1.3 billion in 1994, 1993, and 1992, respectively. Gross gains of $12.5 million, $26.5 million, and $25.5 million and gross losses of $28.0 million, $5.0 million, and $.4 million were realized on these sales in 1994, 1993, and 1992, respectively. The cost of investments sold is generally determined on a first-in, first-out method and includes the effects of any related capital amortization of premium or accretion of discount.

       STOCKS

       The carrying value of preferred stock was $8.1 million and $3.0 million at December 31, 1994 and 1993, respectively. The fair value of the preferred stock was $8.2 million and $3.5 million at December 31, 1994 and 1993, respectively. The cost of nonaffiliated common stocks held at December 31, 1994 and 1993 was $5.0 million and $31.3 million, respectively. The fair value of nonaffiliated common stocks held at December 31, 1994 and 1993 was $5.0 million and $33.6 million, respectively.

                                                                    (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

===============================================================================


       MORTGAGE LOANS

       As of December 31, 1994 and 1993, the Company's mortgage loans were distributed as follows (in thousands of dollars):

=========================================================================================================================
                                                                   1994                       1993
-------------------------------------------------------------------------------------------------------------------------
                                                            BOOK       PERCENT         BOOK       PERCENT
                  STATES                                    VALUE     OF TOTAL         VALUE     OF TOTAL
=========================================================================================================================
                  Arizona                             $      88,601       5.7%    $      78,260     5.5%
                  California                                290,957      18.6           285,089    19.8
                  Colorado                                  188,929      12.0           160,098    11.2
                  Florida                                   186,405      11.9           195,144    13.6
                  Illinois                                  158,267      10.1           166,199    11.6
                  Maryland                                   71,274       4.6            68,296     4.8
                  Missouri                                   89,647       5.7            75,727     5.3
                  Nevada                                     55,661       3.6            41,101     2.9
                  Texas                                     156,910      10.0           165,440    11.5
                  Virginia                                   85,294       5.4            53,449     3.7
                  Other                                     193,765      12.4           144,617    10.1
-------------------------------------------------------------------------------------------------------------------------
                  Total                               $   1,565,710     100.0%    $   1,433,420   100.0%
=========================================================================================================================


                                                                   1994                       1993
-------------------------------------------------------------------------------------------------------------------------
                                                            BOOK       PERCENT         BOOK       PERCENT
                  PROPERTY TYPE                             VALUE     OF TOTAL         VALUE     OF TOTAL
=========================================================================================================================
                  Apartment                           $      83,656      5.3%     $      93,688     6.5%
                  Retail                                    591,098     37.8            540,934    37.8
                  Office building                           405,048     25.9            327,446    22.8
                  Industrial                                415,456     26.5            400,523    28.0
                  Other commercial                           70,452      4.5             70,829     4.9
-------------------------------------------------------------------------------------------------------------------------
                  Total                               $   1,565,710    100.0%     $   1,433,420   100.0%
=========================================================================================================================

       The Company makes mortgage loans on income-producing properties, such as apartments, retail and office buildings, light warehouses, and light industrial facilities. Loan-to-value ratios at the time of loan approval are 75% or less. The estimated fair value of the Company's mortgage loan portfolio at December 31, 1994 and 1993 approximated $1,558.5 million and $1,460.4 million, respectively.

       The Company had outstanding commercial mortgage loan commitments as of December 31, 1994 and 1993 of $166.3 million and $77.1 million, respectively.

       At December 31, 1994 and 1993, investments with carrying values of $211.9 million and $199.6 million, respectively, were on deposit with various governmental agencies as required by law.
                                                                   (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

===============================================================================


(3)    FAIR VALUE OF FINANCIAL INSTRUMENTS

       The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       - Investment securities - Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices and are recognized in the balance sheet.

       - Mortgage loans - The fair values for mortgage loans are estimated using discounted cash flow analyses, which uses interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

       - Policy loans - The carrying amount for policy loans reported in the balance sheet approximates the fair value. The majority of the loans are indexed, with yield tied to a stated return.

       - Cash and cash equivalents and short-term investments - The carrying amounts reported in the balance sheets for these instruments approximate the fair values.

       - Investment contracts - Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

       - Other policyholder funds - Other policyholder funds are supplementary contract reserves and dividend accumulations that represent deposits that do not have defined maturities. The carrying value of these funds is a reasonable estimate of fair value at December 31, 1994.

       The carrying amounts and estimated fair values of the Company's liabilities for investment-type insurance contracts at December 31, 1994 and 1993 are as follows (in thousands of dollars):

=========================================================================================================================
                                                                         1994                      1993
-------------------------------------------------------------------------------------------------------------------------
                                                                              ESTIMATED                 ESTIMATED
                                                                 CARRYING       FAIR       CARRYING       FAIR
                                                                   VALUE        VALUE        VALUE        VALUE
=========================================================================================================================
         Guaranteed investment contracts                       $  342,766      336,922      368,446      372,487
=========================================================================================================================
         Supplementary contract without
           life contingencies                                  $    6,887        6,887       11,328       11,328
=========================================================================================================================
         Individual and group annuities                        $  390,193      362,531      429,474      419,839
=========================================================================================================================

                                                                    (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

===============================================================================


(4)    LEASES

       During 1986, the Company received $74.5 million for the sale of its home office properties and executed a lease for the use of these properties. On September 1, 1993, the Company repurchased the properties at the initial sale price of $74.5 million. The fair value at that time, based on an independent appraisal, was $55.7 million. The Company has recorded as an admitted asset the depreciated appraised value at December 31, 1994 and 1993. The difference between the carrying value and purchase price has been reflected as a direct charge to surplus.

(5)    REINSURANCE

       The Company is a major reinsurer in the life and health industry. The effect of reinsurance on premiums is as follows (in thousands of dollars):

=========================================================================================================================
                                                                 1994            1993           1992
=========================================================================================================================
                  Direct                                     $  1,687,391      1,604,310       1,361,166
                  Assumed                                         272,356        474,092         509,992
-------------------------------------------------------------------------------------------------------------------------
                                                                1,959,747      2,078,402       1,871,158
                  Ceded                                          (474,043)    (1,037,999)       (487,749)
-------------------------------------------------------------------------------------------------------------------------
                  Net                                        $  1,485,704      1,040,403       1,383,409
=========================================================================================================================

       Reinsurance assumed represents approximately $38 billion, $69 billion, and $110 billion of insurance in force for 1994, 1993, and 1992, respectively. The amount of ceded insurance in force, including retrocessions, was $54 billion, $81 billion, and $98 billion for 1994, 1993, and 1992, respectively. Net reserve credits taken on reinsurance ceded and retroceded for 1994, 1993, and 1992 were $258 million, $281 million, and $249 million, respectively.

                                                                    (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

===============================================================================


(6)    FEDERAL INCOME TAXES

       The provision for federal income tax expense is based upon a consolidated income tax provision for the Company and its subsidiaries. The provision differs from that computed based on the federal statutory rate of 35% in 1994 and 1993, and 34% in 1992. The reasons for these differences are as follows (in thousands of dollars):

=========================================================================================================================
                                                        1994                    1993                   1992
-------------------------------------------------------------------------------------------------------------------------
                                                             PER-                    PER-                    PER-
                                                            CENT OF                 CENT OF                 CENT OF
                                                            PRETAX                  PRETAX                  PRETAX
                                                 AMOUNT     INCOME       AMOUNT     INCOME       AMOUNT     INCOME
=========================================================================================================================
         Federal income tax computed
            on pretax income                   $  20,881     35.0%     $  35,106     35.0%     $   27,394    34.0%
         Deferred acquisition cost tax
            on premiums                           10,027     16.8         12,394     12.4          11,808    14.7
         Surplus tax on mutual life
            insurance companies                   15,675     26.3            --        --           4,082     5.1
         Tax preferred investment income          (8,787)   (14.7)        (1,659)    (1.7)         (2,019)   (2.5)
         Mortgage loan and real estate
            differences                              600      1.0         (5,291)    (5.3)         (2,497)   (3.1)
         Policy reserve, dividends, and
            other product differences              2,911      4.9         (5,541)    (5.5)         (4,606)   (5.7)
         Equity in undistributed earnings
            of subsidiaries                       (5,161)    (8.7)       (10,769)   (10.7)            --       --
         Other, net                                 (756)    (1.3)          (487)     (.5)            200      .2
-------------------------------------------------------------------------------------------------------------------------
         Provision for federal income tax      $  35,390     59.3%     $  23,753     23.7%     $   34,362    42.7%
=========================================================================================================================

(7)    ASSOCIATE BENEFIT PLANS AND POSTRETIREMENT BENEFITS

       The Company has a defined benefit plan covering substantially all associates. The benefits are based on years of service and each associate's compensation level. The Company's funding policy is to contribute annually the maximum amount deductible for federal income tax purposes. Contributions provide for benefits attributed to service to date and for those expected to be earned in the future.

       The Company also has several nonqualified, defined benefit and defined contribution plans for directors and management associates. The plans are unfunded and are deductible for federal income tax purposes when the benefits are paid.

                                                                    (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

===============================================================================


       Net periodic defined benefit plan costs consist of the following (in thousands of dollars):

=========================================================================================================================
                                                                     1994       1993        1992
=========================================================================================================================
                         Service cost                            $   3,285      2,824       3,221
                         Interest                                    4,523      4,128       5,004
                         Return on plan assets                       3,068    (11,695)     (8,013)
                         Amortization and deferral                 (13,840)     1,784        (893)
-------------------------------------------------------------------------------------------------------------------------
                         Pension credit                          $  (2,964)    (2,959)       (681)
=========================================================================================================================

       The following table presents the plans' funded status and amounts recognized in the Company's balance sheet at December 31, 1994 (in thousands of dollars):

=========================================================================================================================
                                                                                  QUALIFIED      OTHER
                                                                                    PLANS        PLANS
=========================================================================================================================
                  Actuarial present value of benefit obligations:
                     Accumulated benefit obligation, including
                       vested benefits of $48,378 and $10,554                   $   48,872        17,275
=========================================================================================================================
                     Projected benefit obligation for service
                       rendered to date                                             59,684        20,093
                     Plan assets at fair value, primarily listed
                       stocks and bonds                                             95,325           --
-------------------------------------------------------------------------------------------------------------------------
                  Plan assets in excess of (less than) projected
                     benefit obligations                                            35,641       (20,093)
                  Unrecognized net transition (asset) obligation                      (657)        1,978
-------------------------------------------------------------------------------------------------------------------------
                  Pension cost funded in advance                                $   34,984
=========================================================================================================================
                  Accrued pension liability                                                    $  17,275
=========================================================================================================================

       Assumptions used for the projected benefit obligation included a 8.50% current discount rate, a 5.50% increase rate for future compensation levels, and a 9.25% projected return on plan assets.

       The Board of Directors has adopted an associate incentive plan applicable to full-time salaried associates with at least one year of service. Contributions to the plan are determined yearly by the Board of Directors and are based upon salaries of eligible associates. Full vesting will occur after five years of continuous service. The Company's contributions to the plan were $1.6 million, $7.1 million, and $7.4 million for 1994, 1993, and 1992, respectively.

       In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Alternatively, retirees may elect certain prepaid health care benefit plans. Life insurance benefits are generally set at a fixed amount.

                                                                    (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

===============================================================================


       In 1993, in accordance with the implementation of Statement of Financial Accounting Standards No. 106, "Employers Accounting for Postretirement Benefits Other Than Pensions," the Company changed its method of accounting for the costs of its retiree benefit plans to the accrual method and elected to amortize its transition obligation for retirees and fully eligible or vested employees over 20 years. The unamortized transition obligations were $20.1 million and $27.2 million at December 31, 1994 and 1993, respectively.

       Net postretirement benefit costs for the year ended December 31, 1994 and 1993 were $4.0 million and $4.6 million, respectively, and included the expected cost of such benefits for newly eligible or vested employees, interest cost, gains and losses arising from differences between actuarial assumptions and actual experience, and amortization of the transition obligation.

       The discount rate used in determining the accumulated postretirement benefit obligation was 7.75%, and the health care cost trend rates were 12%, 11%, and 8% for the Indemnity Plan, HMO Plan, and Dental Plan, respectively, graded to 5.75% over 16 years. The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation as of January 1, 1994 by $3.3 million and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for 1994 by $.5 million.


(8)    CONTINGENCY RESERVES

       INTEREST MAINTENANCE RESERVE

       Effective in 1992, the NAIC established the IMR that excludes certain net realized gains and losses from the net gain in the current year and amortizes those gains and losses through net investment income over a period of years. The net effect of the IMR is as follows (in thousands of dollars):

=========================================================================================================================
                                                                                      1994         1993       1992
-------------------------------------------------------------------------------------------------------------------------
                  Amount of realized capital gains (losses)
                      included in IMR                                             $   (11,012)    13,330     28,721
                  Amount amortized and reflected in net investment
                      income                                                           (4,559)    (4,335)    (1,585)
-------------------------------------------------------------------------------------------------------------------------
                  Excluded from net gain (loss)                                   $   (15,571)     8,995     27,136
=========================================================================================================================

       ASSET VALUATION RESERVE

       Effective in 1992, the NAIC established an AVR, which is a formula reserve for potential losses on investments. This reserve is recorded as a direct charge to policyholders' surplus in accordance with statutory accounting practices. This reserve is maintained for the purpose of stabilizing surplus against the effect of fluctuations in the value of certain bond, stock, mortgage loan, and real estate investments. Changes in the market value of common stocks carried at market value are applied to the common stock component of this reserve. This treatment has the effect of insulating statutory surplus from short-term market value fluctuations of common stock.

                                                                    (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

===============================================================================


       The balance of the AVR component as of December 31, 1994 and 1993 is as follows (in thousands of dollars):

=========================================================================================================================
                                                                                      1994        1993
-------------------------------------------------------------------------------------------------------------------------
                  Bonds, preferred stocks, and short-term
                      investments                                                 $    39,859     39,584
                  Mortgage loans                                                       48,543     47,500
                  Common stock                                                        126,959    134,011
                  Real estate and other invested assets                                19,990     22,349
-------------------------------------------------------------------------------------------------------------------------
                                                                                  $   235,351    243,444
=========================================================================================================================

       Included in the mortgage loan component of the AVR at December 31, 1994 and 1993 was $42.9 million, representing an additional reserve for potential credit losses inherent in the mortgage loan portfolio. At December 31, 1994, the AVR is held at a level equal to 90.1% of the maximum reserve level allowed by the NAIC.


(9)    TRANSACTIONS WITH SUBSIDIARIES

       General American has purchased insurance from, and also reinsured business with, Saint Louis Reinsurance Company, a subsidiary of RGA, in addition to the agreement wherein the former reinsurance division of General American was transferred to Saint Louis Reinsurance Company. The effect of this business was to increase premiums and other considerations by $17.5 million in 1994 and $12.6 million in 1993 and to increase policy benefits and other expenses by $17.1 million in 1994 and $11.5 million in 1993. The Company also received $6.3 million, $4.3 million, and $3.0 million in dividends from subsidiaries in 1994, 1993, and 1992, respectively.

       In May 1993, the Company sold a portion of its reinsurance subsidiary, RGA, to the public through an initial public offering of common stock. RGA received net proceeds of approximately $160.0 million from the offering. The transaction increased surplus and contingency reserves of the Company by approximately $167.0 million. After the sale, the Company owned 62% of the total shares outstanding of RGA common stock. The publicly held stock of RGA trades on the New York Stock Exchange.


(10)   POLICYHOLDERS' SURPLUS

       During 1988, the Company entered into a nonrecourse transfer agreement with an unaffiliated financial institution. Under this life insurance policy premiums nonrecourse transfer agreement, the Company transferred the right to the portion of premiums in excess of the net valuation premium on certain policies for a limited period. The purchaser's right to future premiums is limited to the portion above the amount necessary to build policyholder reserves and, therefore, cannot interfere with, or have priority over, the interests of the Company's policyholders. Risk associated with policy lapses transfers to the purchaser while its interest terminates if and when repayment of the amount advanced is received.

                                                                    (Continued)

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          Notes to Financial Statements

===============================================================================


       As of December 31, 1994, the Company has made full repayment of this nonrecourse transfer agreement with a direct charge to surplus of $35.9 million. Repayment under the transfer agreement has been reflected as direct charges against surplus during 1993 and 1992 in the amounts of $13.0 million and $12.0 million, respectively.


(11)   SURPLUS NOTES

       On January 14, 1994, the Company issued surplus notes with a face amount of $107.0 million bearing a 7-5/8% interest rate due in 2024. The notes pay interest on January 15 and July 15 each year with the prior written approval of the State of Missouri Department of Insurance. After costs of the transaction and the establishment of a debt service account reserve, the issuance of those notes increased total surplus by approximately $97.0 million.


(12)   SUBSEQUENT EVENTS

       On January 3, 1995, the Company completed the sale of its 72% ownership in GenCare Health Systems, Inc. to United HealthCare Corporation. Proceeds received net of expenses were $365 million and the net realized gain on sale was $191 million.

       On January 19, 1995, the Company signed a definitive agreement with Xerox Financial Services, Inc. to acquire three of its life insurance subsidiaries. These companies market fixed and variable annuity products. Final sale is subject to customary closing conditions and regulatory approval.

                                                                       Schedule


                     GENERAL AMERICAN LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1994

=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
Investment income earned:
    Government bonds                                                                                    $      22,170,631
    Other bonds (unaffiliated)                                                                                226,730,616
    Bonds of affiliates                                                                                         1,004,718
    Preferred stocks (unaffiliated)                                                                               304,921
    Common stocks (unaffiliated)                                                                                  239,505
    Common stocks of affiliates                                                                                27,393,586
    Mortgages loans                                                                                           139,392,048
    Real estate                                                                                                41,497,511
    Premium notes, policy loans and liens                                                                      75,957,137
    Cash on hand and on deposit                                                                                    64,944
    Short-term investments                                                                                      7,047,928
    Other invested assets                                                                                          39,651
    Aggregate write-in for investment income                                                                      896,220
-------------------------------------------------------------------------------------------------------------------------
Gross investment income                                                                                 $     542,739,416
=========================================================================================================================
Real estate owned - book value less encumbrances                                                        $     270,499,378
=========================================================================================================================
Mortgage loans - book value:
    Residential mortgages                                                                               $       6,091,093
    Commercial mortgages                                                                                    1,559,618,812
-------------------------------------------------------------------------------------------------------------------------
Total mortgage loans                                                                                    $   1,565,709,905
=========================================================================================================================
Mortgage loans by standing - book value:
    Good standing                                                                                       $   1,382,919,489
    Good standing with restructured terms                                                                     156,899,171
    Interest overdue more than three months, not in foreclosure                                                 5,948,205
    Foreclosure in process                                                                                     19,943,040
Other long-term assets - statement value                                                                       30,490,397
Collateral loans                                                                                                  --
Bonds and stocks of parents, subsidiaries, and affiliates - book value:
    Bonds                                                                                                      18,460,607
    Preferred stocks                                                                                              680,469
    Common stocks                                                                                             197,530,589
=========================================================================================================================

                                                                    (Continued)

                                                                Schedule, Cont.

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

       Schedule of Selected Financial Data for Annual Statement, Continued

=========================================================================================================================


-------------------------------------------------------------------------------------------------------------------------
Bonds and short-term investments by class and maturity:
    Bonds by maturity - statement value:
       Due within one year less                                                                         $     183,932,335
       Over 1 year through 5 years                                                                            508,146,307
       Over 5 years through 10 years                                                                        1,164,822,132
       Over 10 years through 20 years                                                                         878,784,793
       Over 20 years                                                                                          578,773,989
-------------------------------------------------------------------------------------------------------------------------
Total by maturity                                                                                       $   3,314,459,556
=========================================================================================================================
Bonds by class - statement value:
    Class 1                                                                                             $   2,198,017,118
    Class 2                                                                                                   941,215,329
    Class 3                                                                                                   109,109,537
    Class 4                                                                                                    46,090,813
    Class 5                                                                                                    14,025,151
    Class 6                                                                                                     6,001,608
-------------------------------------------------------------------------------------------------------------------------
Total by class                                                                                              3,314,459,556
Total bonds publicly traded                                                                                 2,037,313,947
-------------------------------------------------------------------------------------------------------------------------
Total bonds privately placed                                                                            $   1,277,145,609
=========================================================================================================================
Preferred stocks - statement value                                                                      $       8,144,462
Common stocks - market value                                                                                  543,971,197
Short-term investments - book value                                                                            91,292,338
Financial futures contracts open - current price                                                                9,993,750
Cash on deposit                                                                                               (30,946,158)
Life insurance in force:
    Ordinary                                                                                                   84,478,314
    Group life                                                                                                 40,103,114
Amount of accidental death insurance in force under ordinary policies                                             832,989
Life insurance policies with disability provisions in force:
    Ordinary                                                                                                   11,050,686
    Group life                                                                                                 32,342,918
Supplementary contracts in force:
    Ordinary - not involving life contingencies                                                                       569
    Amount on deposit                                                                                           5,289,697
    Income payable                                                                                                478,535
    Ordinary - involving life contingencies                                                                           452
    Income payable                                                                                                338,378
    Group - not involving life contingencies                                                                          341
    Amount of deposit                                                                                           2,375,369
    Income payable                                                                                              1,663,700
    Income payable                                                                                                320,964
=========================================================================================================================

                                                                    (Continued)

                                                                Schedule, Cont.

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

       Schedule of Selected Financial Data for Annual Statement, Continued

=========================================================================================================================
Annuities:
    Ordinary:
      Immediate - amount of income payable                                                              $       3,755,765
      Deferred - fully paid account balance                                                                       467,466
      Deferred - not fully paid - account balance                                                             957,022,564
    Group:
      Immediate - amount of income payable                                                                     30,276,774
      Deferred - fully paid account balance                                                                     1,020,843
      Deferred - not fully paid - account balance                                                           1,199,351,776
Accident and health insurance - premiums in force:
    Ordinary                                                                                                   32,043,984
    Group                                                                                                     280,256,887
    Credit                                                                                                        --
Deposit funds and dividend accumulations:
    Deposit funds - account balance                                                                           374,425,136
    Dividend accumulations - account balance                                                                   80,618,219
Claim payments 1994:
    Group accident and health - year ended December 31:
      1994                                                                                                    138,935,146
      1993                                                                                                     37,393,382
      1992                                                                                                        --
    Other accident and health:
      1994                                                                                                        713,886
      1993                                                                                                      2,569,972
      1992                                                                                                      5,844,733
    Other coverages that use developmental methods to calculate claims reserves:
      1994                                                                                                        --
      1993                                                                                                        --
      1992                                                                                                        --
=========================================================================================================================

See accompanying notes to financial statements.

PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
      (a) Financial Statements

    All required financial statements are included in Part B of this Registration Statement

      (b) Exhibits

 (1) Resolutions of the Board of Directors of General American Life Insurance Company ("General American") authorizing establishment of the Separate Account.2/
 (2)  Not Applicable
 (3)   (a)  Distribution Agreement.4/
       (b)  Agency (Selling) Agreement.4/
 (4)   (a)  Form of variable annuity contract.1/
       (b)  Form of individual retirement account
              endorsement.1/
 (5)  Form of Contract Application.1/
 (6)   (a)  Certificate of Incorporation of General American.2/
       (b)  By-laws of General American.2/
 (7)  Not applicable
 (8)  Participation Agreement.4/
 (9)  Opinion and Consent of Counsel.1/
(10)  Consent of Independent Accountants (with Financial Statements)
(11)  No financial statements are omitted from item 23.
(12)  Not applicable
(13)  Not applicable
(14) Powers of attorney for General American Life Insurance Company Directors August A. Busch, III, William E. Cornelius, John C. Danforth6/, Bernard A. Edison, Donald A. Lasater, Richard A. Liddy, William E. Maritz, H. Edwin Trusheim, William P. Stiritz, Robert L. Virgil Jr., Virginia V. Weldon, and Ted C. Wetterau3/ Andrew C. Taylor4/ Craig D. Schnuck5/

------------------------

1 Incorporated by reference to Registration Statement on Form N-4 (File No. 33-54774) filed on 15 November 1993.
2 Incorporated by reference to Registration Statement on Form S-6 (File No. 33-53098) filed on 8 October 1992.
3 Incorporated by reference to Post-Effective Amendment No. 1 filed on 8 February 1993 (File No. 33-54774).
4 Incorporated by reference to Post-Effective Amendment No. 3 filed on 30 April 1993 (File No. 33-54774).
5 Incorporated by reference to Post-Effective Amendment No. 5 filed on 29 April 1994 (File No. 33-54774)

6 Incorporated by reference to Post-Effective Amendment No. 7 filed on 28 April 1995.

Item 25.  Directors and Officers of the Depositor

Officer's Name and Principal                            Positions and Offices
     Business Address*                                      with Depositor
----------------------------                            ---------------------

Robert J. Banstetter, Sr.                              Vice President, General
700 Market Street                                      Counsel & Secretary, Feb.
St. Louis, MO 63101                                    1991 to present and
                                                       General Counsel, Jan.
                                                       1983-Feb. 1991.

John W. Barber                                         Vice President  and
                                                       Controller, Dec. 1984 to
                                                       present.

O'Neil P. Boudreaux                                    Vice President, Group
                                                       Field Accounts, April
                                                       1987 to present.


Michael R. Hogan                                       President, Cova
                                                       Corporation, January 1995
                                                       - present.  Executive
                                                       Vice President-Group Life
                                                       and Health, March 1990 to
                                                       October 1995.


E. Thomas Hughes                                       Corporate Actuary and
700 Market Street                                      Treasurer, October 1994
St. Louis, MO 63101                                    to present. Formerly
                                                       Executive Vice President,
                                                       Group Pensions, March
                                                       1990 - October 1994.

Michael P. Ingrassia                                   Vice President-Group
                                                       Executive Accounts, March
                                                       1992 to present. Formerly
                                                       Vice President, Group
                                                       Operations, May 1984 -
                                                       March 1992

George T. Lacy                                         Vice President, Group
                                                       Field Sales, June 1983 to
                                                       present.

Richard A. Liddy                                       Chairman, President and
700 Market Street                                      Chief Executive Officer,
St. Louis, Missouri 63101                              Jan. 1995 to present.
                                                       President and Chief
                                                       Executive Officer, May
                                                       1992-Jan. 1995. Formerly
                                                       President and Chief
                                                       Operating Officer, May
                                                       1988 - May 1992

Officer's Name and Principal                            Positions and Offices
     Business Address*                                      with Depositor
----------------------------                            ---------------------

Thomas R. McPherron                                    Vice President,
                                                       Individual Systems and
                                                       Finance





Leonard M. Rubenstein                                  Executive Vice President-
700 Market Street                                      Investments, October
St. Louis, Missouri 63101                              1994 to present. Formerly
                                                       Executive Vice President-
                                                       Investments and
                                                       Treasurer, Securities,
                                                       February 1991 - December
                                                       1994. Formerly Vice
                                                       President and Treasurer,
                                                       Nov. 1984-Feb. 1991.



Bernard H. Wolzenski                                   Executive Vice President,
                                                       Individual Insurance,
                                                       October 91 to present
                                                       Formerly Vice President,
                                                       Individual Life Products,
                                                       June 1989-Nov. 1991.


A. Greig Woodring                                      Executive Vice President,
660 Mason Ridge Center Drive                           Reinsurance, Mar. 1990 to
St. Louis, MO 63141                                    present.

Richard A. Liddy, listed as a Principal Officer, is also a Director of the Company.

* The principal business address of each person listed is General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, Missouri 63128, unless otherwise indicated.

                                                       Positions and Offices
Directors                                                  with Depositor
---------                                                  --------------

August A. Busch III                                        Director
Anheuser-Busch Companies, Inc.
One Busch Place
St. Louis, Missouri  63118

William E. Cornelius                                       Director
Union Electric Company
1901 Chouteau Street
St. Louis, Missouri  63103

John C. Danforth                                           Director
Bryan Cave, Suite 3600
One Metropolitan Square
St. Louis, Missouri 63102

Bernard A. Edison                                          Director
Edison Brothers Stores, Inc.
P.O. Box 14020
St. Louis, Missouri  63178


Donald E. Lasater                                          Director
20 S. Central, Room 211
St. Louis, Missouri  63105


William E. Maritz                                          Director
Maritz, Inc.
1375 North Highway Drive
Fenton, Missouri  63099

Craig D. Schnuck                                           Director
Schnuck Markets, Inc.
11420 Lackland Road
P.O. Box 46928
St. Louis, Missouri  63146

William P. Stiritz                                         Director
Ralston Purina Company
Checkerboard Square
St. Louis, Missouri  63164

Andrew C. Taylor                                           Director
Enterprise Rent-A-Car
600 Corporate Park Drive
St. Louis, Missouri  63105

H. Edwin Trusheim                                          Director
General American Life Insurance Company
P.O. Box 396
St. Louis, Missouri 63166

                                                       Positions and Offices
Directors                                                  with Depositor
---------                                                  --------------

Robert L. Virgil, Jr.                                      Director
Edward D. Jones and Company
12555 Manchester
St. Louis, Missouri  63131-3729

Virginia V. Weldon, M.D.                                   Director
Monsanto Company
800 North Lindbergh Boulevard
St. Louis, Missouri  63167

Ted C. Wetterau                                            Director
Wetterau Associates
1401 S. Brentwood, Suite 760
St. Louis, Missouri  63144

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, General American Life Insurance Company, Inc. ("General American"), controls the companies named on the following pages:


General American Life Insurance Company: a mutual insurance company selling life and health insurance and pensions.



      Cova Corporation: Wholly-owned subsidiary formed to own the Xerox Life companies.



              Cova Financial Services Life Insurance Company: Wholly-owned by Cova Corporation, engaged in the business of selling annuities and life insurance.



                     First Cova Life Insurance Company: Wholly-owned by Cova Financial Services Life Insurance Company. Engaged in the sale of life insurance in New York.



              Cova Financial Life Insurance Company: Wholly-owned by Cova Corporation, engaged in the sale of life insurance and annuities.



              Cova Life Management Company: Wholly-owned by Cova Corporation. Employer of the individuals operating the Cova companies.

                     Oakbrook Investment Advisory Corporation: Wholly-owned by Cova Life Management Company. Intended to provide investment advice to Cova Life insureds and annuity owners.



                     Oakbrook Investment Allocation Corporation: Wholly-owned by Cova Life Management Company. Intended to provide advice on allocation of premiums to Cova Life insureds and annuity owners.



                     Cova Life Sales Company: Wholly-owned by Cova Life Management Company. Broker-dealer established to supervise sales of Cova Life contracts.



      General Life Insurance Company of America: wholly-owned subsidiary, domiciled in Illinois, engaged in the business of selling life insurance and annuities.



      Paragon Life Insurance Company: wholly-owned subsidiary engaged in employer sponsored sales of life insurance.



      Reinsurance Group of America, Incorporated: Subsidiary, of which approximately 64% is owned by General American and the balance by the public, owning RGA Reinsurance Company and G.A. Canadian Holdings, Ltd., (i.e. all reinsurance business)



              RGA Sudamerica S.A.: Chilean subsidiary, of which all but one share is owned by RGA and one share is owned by RGA Reinsurance Company (fka Saint Louis Reinsurance Company), existing to hold Chilean reinsurance operations.



                     BHIF America Seguros de Vida S.A.: Chilean subsidiary, of which 50% is owned by RGA Sudamerica S.A. and 50% is owned by Chilean interests, engaged in business as a life/annuity insurer.



              Manantial Seguros de Vida S.A.: Argentinian subsidiary, of which 50% is owned by RGA and 50% by Argentinian interests called the Sojo Group, engaged in business as a life, annuity, disability, and survivorship insurer.



              RGA Reinsurance Company (formerly Saint Louis Reinsurance Company): Subsidiary of Reinsurance Group of America engaged in the reinsurance business.



                     Great Rivers Holding Company: 51% owned subsidiary of RGA Reinsurance Company (fka Saint Louis Reinsurance Company) and 49% is owned by management.

                             Adrian Baker Reinsurance Intermediaries, Inc.: wholly-owned subsidiary of Great Rivers Holding Company, engaged in business as a reinsurance brokerage company.



                             Great Rivers Reinsurance Management, Inc.:
                             wholly-owned subsidiary of Great Rivers Holding Company, acting as a reinsurance manager.




              RGA (U.K.) Underwriting Agency Limited: 80% owned by Great Rivers.



                             RGA Reinsurance Company (Barbados) Ltd.: Subsidiary of Reinsurance Group of America, Incorporated formed to engage in the exempt insurance business.



              TAIMS Subsidiary, Inc.: 51% owned by RGA; 49% owned by TAIMS Holding Corp., a Canadian corporation. Acts as a holding company in a joint venture with IBM to sell computers and software for the application process to brokers and agents.



              G.A. Canadian Holdings, Ltd.: a New Brunswick corporation wholly-owned by Reinsurance Group of America, existing to hold Canadian reinsurance operations.



                     RGA Canada Management Company, Ltd.: a New Brunswick corporation wholly-owned by G.A. Canadian Holdings, existing to accommodate Canadian investors.



                             RGA Life Reinsurance Company of Canada: wholly-owned by RGA Canada Management Company, Ltd.



      Security Equity Life Insurance Company: wholly-owned subsidiary, domiciled in New York, engaged in the business of selling life insurance and annuities.



      General American Holding Company: wholly-owned subsidiary owning non-insurance subsidiaries.



      Conning Asset Management Company: Wholly-owned, second-tier subsidiary formed to own General American Investment Management Company and Conning Corporation.



                     General American Investment Management Company: wholly-owned, third-tier subsidiary engaged in providing investment advice.

                     Conning Corporation: a holding company organized under Delaware law.



                     Conning & Company: a Connecticut corporation engaged in providing asset management and investment advisory services as well as insurance research services.



                     Conning International, Inc.: an inactive company formed to engage in international activities.



              Consultec, Inc.: wholly-owned, second-tier subsidiary engaged in providing data processing services for government entities.



              Genelco Incorporated: wholly-owned, second-tier subsidiary engaged in the sale of computer software and in providing third party administrative services.



              International Underwriting Services, Incorporated: 88.3% owned by Genelco. Provides third-party underwriting services to insurance companies.



                     Genelco de Mexico: 99% owned by Genelco Incorporated; engaged in licensing of Genelco software products in Latin America.



              Red Oak Realty Company: wholly-owned, second-tier subsidiary formed for the purpose of investing in and operating real estate.



              GenMark Incorporated: wholly-owned, second-tier subsidiary company acting as distribution company.



              Walnut Street Securities, Inc.: wholly-owned, third tier subsidiary engaged in the process of selling variable life insurance and variable annuities and other securities.



                     Walnut Street Advisers, Inc.: wholly-owned subsidiary of Walnut Street Securities engaged in the business of giving investment advice.



              Stan Mintz Associates, Inc.: wholly-owned subsidiary purchased to maintain a significant marketing presence in the Madison, Wisconsin area upon the retirement of General Agent Stan Mintz.



              White Oak Royalty Company: wholly-owned, second-tier subsidiary formed to own mineral interests.



Mutual funds associated with General American Life Insurance Company:



      General American Capital Company



      The Walnut Street Funds, Inc.

                    [GENERAL AMERICAN LIFE INSURANCE COMPANY
                              ORGANIZATION CHART]

                                      C-9a

                    [COVA CORPORATION ORGANIZATIONAL CHART]

                                      C-9b

                  [REINSURANCE GROUP OF AMERICA, INCORPORATED
                             ORGANIZATIONAL CHART]

Item 27.  Number of Contract Owners   6,660


Item 28.  Indemnification

Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. Where any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor, indemnification may not be paid where such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation, unless a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity, to any person who is or was a director, officer, employee or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

In accordance with Missouri law, General American's Board of Directors, at its meeting on 19 November 1987 and the policyholders of General American at the annual meeting held on 26 January 1988 adopted the following resolutions:

  "BE IT RESOLVED THAT

  1. The company shall indemnify any person who is or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative or investigative action, proceeding or claim (including an action by or in the right of the company) by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

  2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

             (a) G.T. Global Financial Services, Inc. serves as the principal underwriter and distributor for the variable annuity contracts using Separate Account Twenty-Eight and Separate Account Twenty-Nine of General American and funded by the G.T. Global Variable Investment Funds.

             (b)      Directors and Officers

  Name and Principal Business                        Positions and Offices with
            Address*                                         Underwriter
  ---------------------------                        --------------------------

         David A. Minella                            Chairman of the Board of
                                                     Directors and President

         William J. Guilfoyle                        Senior Vice President -
                                                     Marketing and Director

         James R. Tufts                              Senior Vice President -
                                                     Finance and Director

         James H. Grifo                              Senior Vice President -
                                                     National Sales Manager
                                                     and Director

         Raymond R. Cunningham                       Senior Vice President -
                                                     National Bank Sales and
                                                     Director

         Helge K. Lee                                Senior Vice President and
                                                     Secretary

         Donald F. MacLeod                           Senior Vice President
         375 Park Avenue, Suite 3404
         New York, NY 10152


         Stephen A. Maginn                           Senior Vice President -
         519 S. Juanita                              Regional Sales Manager
         Redondo Beach, California 90277


         Robert J. Wolf                              Senior Vice President -
         71 South 20th St., Suite 120                Regional Sales Manager
         Battlecreek, MI 49015

         Michael S. Martin                           Senior Vice President
         1936 Palisades Lake Ct.
         Lake Oswego, OR  97034

         Peter R. Guarino                            Assistant Secretary

         David P. Anderson, Jr.                      Vice President
         1012 William
         Plymouth, MI  48170

         Bruce Caldwell                              Vice President
         1003 Medinah Ct.
         Kennesaw, GA  30144

         Philip B. Christoper                        Vice President
         Rt. 2, Box 232A
         Charlottesville, VA 22902

  Name and Principal Business                        Positions and Offices with
            Address*                                         Underwriter
  ---------------------------                        ---------------------------


         Anthony D. Bacco                            Vice President
         30585 Via Lindon
         Laguna Niguel, CA  92677


         Stephen Donovick                            Vice President
         2806 Carriage Lane
         Carrolton, TX 75019

         Philip D. Edelstein                         Vice President
         9 Huntly Circle
         Palm Beach Gardens, FL 33418

         Jon Fessel                                  Vice President
         1781 Pine Harrier Circle
         Sarasota, Florida 34231

         Ned E. Hammond                              Vice President
         8080 N. Central Expressway, Suite 400
         Dallas, TX 75206

         Steven E. Hinkhouse                         Vice President
         11010 West 126th Terrace
         Overland Park, KS  66213

         Eric Johnson                                Vice President
         2309 37th Street, N.W.
         Washington, DC  20007


         Campbell Judge                              Vice President
         4312 Linden Hills Boulevard, #202
         Minneapolis, MN  55410


         Richard Kashnowski                          Vice President
         1454 High School Drive
         Brentwood, MO  63144


         Allen M. Kuhn                               Vice President
         7220 Garfield Street
         New Orleans, LA  70118


         Jeffrey Kulik                               Vice President
         10013 Cape Ann Drive
         Columbia, MD  21046

         Steven C. Manns                             Vice President
         3025 Caswell Drive
         Troy, MI  48084

  Name and Principal Business                        Positions and Offices with
            Address*                                         Underwriter
  ---------------------------                        ---------------------------

         C. David Matthews                           Vice President
         2445 Pebblebrook
         Westlake, OH  44145

         Anthony R. Rogers                           Vice President
         l00 South Bank Drive
         Cary, NC 27511


         James B. Sandidge                           Vice President
         758 Chimney Creek Drive
         Golden, CO  80401


         Philip Schertz                              Vice President
         25 Ivy Place
         Wayne, NJ 07470

         Peter Sykes                                 Vice President
         3490 East Brackbank Drive
         Salt Lake City, UT  84124

         Tommy D. Wells                              Vice President
         25 Crane Drive
         Sam Anselmo, CA  94960

         Todd H. Westby                              Vice President
         3405 Goshen Road
         Newtown Square, PA 19073

         Brian A. Williams                           Vice President
         655 Cherry Avenue
         Winnetka, IL 60093

         Eric T. Zeigler                             Vice President
         437 30th Street
         Manhattan Beach, CA 90266

* Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, California 94111.

Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by General American at its administrative offices, 13045 Tesson Ferry Road, St. Louis, Missouri 63128.

Item 31.  Management Services

All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the Contracts may be accepted.

(b) The Registrant undertakes to include, as part of the application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to General American at the address or phone number listed in the prospectus.

(d) The Registrant represents that it is relying upon a "no-action" letter (No. IP-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(11) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, General American Separate Account Twenty-Nine, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Louis, State of Missouri, on the 6th day of November 1995.


                                              GENERAL AMERICAN SEPARATE ACCOUNT
                                              TWENTY-NINE (REGISTRANT)

(Seal)                                        By: GENERAL AMERICAN LIFE
                                                  INSURANCE COMPANY (for
                                                  Registrant and as Depositor)


Attest: /s/ Robert J. Banstetter, Sr.         By: /s/ Richard A. Liddy
        -----------------------------             -----------------------------
         Robert J. Banstetter, Sr.                 Richard A. Liddy
         Secretary                                 Chairman, President, and
                                                   Chief Executive Officer
                                                   General American Life
                                                   Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with General American Life Insurance Company and on the dates indicated.


Signature                                         Title                                            Date
---------                                         -----                                            ----
/s/ Richard A. Liddy                                                                        11/6/95
___________________________________                                                         ______________
Richard A. Liddy                              Chairman, President, and
                                              Chief Executive Officer
                                              (Principal Executive
                                              Officer)

/s/ Leonard M. Rubenstein                                                                   11/6/95
___________________________________                                                         ______________
Leonard M. Rubenstein                         Executive Vice
                                              President (Principal
                                              Financial Officer)
/s/ John W. Barber                                                                          11/6/95
___________________________________                                                         ______________
John W. Barber                                Vice President and
                                              Controller
                                              (Principal Accounting
                                              Officer)

*
___________________________________                                                         ______________
August A. Busch, III                          Director

*
___________________________________
William E. Cornelius                          Director

*
___________________________________                                                         ______________
John C. Danforth                              Director

*
___________________________________                                                         ______________
Bernard A. Edison                             Director

*
___________________________________                                                         ______________
Donald E. Lasater                             Director


___________________________________                                                         ______________
Richard A. Liddy                              Director

*
___________________________________                                                         ______________
William E. Maritz                             Director

*
___________________________________                                                         ______________
Craig D. Schnuck                              Director

*
___________________________________                                                         ______________
William P. Stiritz                            Director

Signature                                         Title                                            Date
---------                                         -----                                            ----
*
___________________________________                                                         ______________
Andrew C. Taylor                                Director

*
___________________________________                                                         ______________
H. Edwin Trusheim                               Director

*
___________________________________                                                         ______________
Robert L. Virgil, Jr.                           Director

*
___________________________________                                                         ______________
Virginia V. Weldon                              Director

*
___________________________________                                                         ______________
Ted C. Wetterau                                 Director

*By:  /s/ Matthew P. McCauley
      _____________________________
      Matthew P. McCauley


* Original powers of attorney authorizing Matthew P. McCauley, Juanita M. Thomas, and Leonard M. Rubenstein, and each of them singly, to sign the Registration Statement and Amendments thereto on behalf of the Directors of General American Life Insurance Company have been filed as Exhibits to this Registration Statement.

EXHIBIT                                                               SEQUENTIAL
NUMBER                      EXHIBIT DESCRIPTION                       PAGE NUMBER
-------      ---------------------------------------------------      -----------
23           Consent of Independent Public Accountants
27.A         New Pacific Financial Data Schedule
27.B         Europe Financial Data Schedule
27.C         America Financial Data Schedule
27.D         Growth and Income Financial Data Schedule
27.E         Latin America Financial Data Schedule
27.F         Telecommunications Financial Data Schedule
27.G         International Growth Financial Data Schedule
27.H         Emerging Markets Financial Data Schedule
27.I         Natural Resource Financial Data Schedule
27.J         Infrastructure Financial Data Schedule
